SUPPLEMENT DATED JULY 25, 2002
           TO THE PRINCIPAL VARIABLE CONTRACTS FUND, INC. PROSPECTUS

                               DATED MAY 1, 2002


EFFECTIVE JULY 25, 2002, THE FOLLOWING CHANGES ARE MADE TO THE PROSPECTUS.


LARGECAP BLEND ACCOUNT

As of June 6, 2002, Bernard Picchi is no longer a portfolio manager for this Account.


SMALLCAP ACCOUNT

As of June 12, 2002, the individual now responsible for the day-to-day management of the Account is:



MICHAEL L. JOHNSON, CFA . Mr. Johnson is a portfolio manager at Invista. He performs security analysis and strategy development for the firm's growth equity research effort. Mr. Johnson specializes in the capital goods, health care and technology sectors. He joined Invista in 1992. He received his MBA from Drake University and his Bachelor's degree in business administration and finance from the University of Nebraska. He has earned the right to use the Chartered Financial Analyst designation.


BLUE CHIP ACCOUNT

As of July 19, 2002, replace the individual responsible for the day-to-day management of the Account with the following:



MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Invista. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products.
 Prior to joining Invista in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.


SMALLCAP GROWTH ACCOUNT

As of July 19, 2002, replace the individual responsible for the day-to-day management of the Account with the following:



JAY W. TRACEY III . Mr. Tracey joined Berger in June 2000 as Executive Vice President and Chief Investment Officer. Mr. Tracey had been Vice President and portfolio manager of Oppenheimer Funds, Inc. since November 1995. He has more than 23 years of experience in the investment management industry.


BOND ACCOUNT

As of July 19, 2002, replace Scott Bennett and Lisa A. Stange with the following:


TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal Capital Income Investors with responsibility for BT Global Corporate Securities Fund and the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal Capital in 1998 as a portfolio manager. He received an MBA in finance from Drake University and a bachelor's degree in accounting and economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).




                         SUPPLEMENT DATED JULY 31, 2002
                             TO THE PROSPECTUS FOR
                               FLEX VARIABLE LIFE
                               DATED MAY 1, 2002

EFFECTIVE IMMEDIATELY, THE FOLLOWING LANGUAGE IS TO BE ADDED TO THE CONTRACT
PROSPECTUS:


Principal Life Insurance Company ("Principal") invests Flex Variable Life (the "Contract") purchase payments directed to the High Yield Division of the Variable Life Separate Account ("Separate Account") in shares of the High Yield Account of Principal Variable Contracts Fund, Inc. (the "High Yield Account"). Likewise, purchase payments directed to the MicroCap Division of the Separate Account are invested in shares of the MicroCap Account of Principal Variable Contracts Fund, Inc. (the "MicroCap Account"). The High Yield Division and MicroCap Division have not attracted significant contractowner interest and Principal has concluded it will stop offering the Divisions as investment alternatives.


In connection with the Flex Variable Life contract, Principal reserved the right to substitute shares held by a Division of the Separate Account for shares of another mutual fund. Principal has concluded that substituting shares of the Bond Account of Principal Variable Contracts Fund, Inc. for shares of the High Yield Account of that Fund and that substituting shares of the SmallCap Account of Principal Variable Contracts Fund, Inc. for shares of the MicroCap Account would better serve the interests of the contractowners because it would provide investment in accounts that have similar, although not identical, investment objectives and policies, a lower expense ratio and superior historical performance.


Substitution requires Principal to provide notice to policyowners and approval of the Securities and Exchange Commission ("SEC"). Principal has filed an application with the SEC to permit it to substitute shares of the Bond Account of Principal Variable Contracts Fund, Inc. for shares of the High Yield Account currently owned by the High Yield Division of the Variable Life Separate Account. Principal has also filed an application with the SEC to permit it to substitute shares of the SmallCap Account of Principal Variable Contracts Fund, Inc. for shares of the MicroCap Account currently owned by the MicroCap Division of the Variable Life Separate Account. If SEC approval is granted, Principal intends to complete the substitutions.


Contractowners may not complete transfers into the High Yield Division or the MicroCap Division on or after May 31, 2003. However, Contractowners may reallocate policy values from the High Yield Division or the MicroCap Division to one of the other Divisions of the Separate Account prior to the substitution, or for 60 days after the substitution, without the imposition of any transfer charge or limitation without counting the transfer as one of the four annual free transfers available under the Policy. Contractowners may reallocate policy values telephoning 1-800-247-9988, through the internet at www.principal.com, if you have a personal identification number (You can obtain a personal identification number at www.principal.com) or by sending a written request to:
Principal Life Insurance Company, P.O. Box 9296, Des Moines, Iowa 50306-9296.



LV 10 S-9

                          Prospectus Dated May 1, 2002


        PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT FLEX VARIABLE LIFE -- FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


"Flex Variable Life," the flexible premium variable life insurance policy (the "Policy" or the "Policies") offered by Principal Life Insurance Company ("Company") and described in this Prospectus is designed to provide life insurance protection and maximum flexibility in connection with premium payments and death benefits. A policyowner may, within limits, vary the frequency and amount of premium payments and increase or decrease the face amount of the life insurance benefit under the Policy. This flexibility allows a policyowner to provide for changing life insurance needs within a single insurance policy.



Neither premium payments nor death benefits are deposits or obligations of, or guaranteed by or endorsed by any bank. Premium payments and death benefits are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Each Division invests exclusively in shares representing an interest in a corresponding underlying mutual fund. The accompanying prospectuses describe the investment objectives and the attendant risks of the underlying mutual funds currently offered as investment choices under the Policy:



The investment options available under the Policy are:

     AIM V.I. Core Equity Fund - Series I/(1)/             Government Securities Account
     AIM V.I. Growth Fund - Series I                       Growth Account
     AIM V.I. Premier Equity Fund - Series I/(2)/          International Account
                                                           International Emerging Markets
     American Century Variable Portfolios, Inc.            Account*
     VP Income & Growth Fund - Investor Class              International SmallCap Account
     VP Ultra Fund - Investor Class                        LargeCap Blend Account*
     VP Value Fund - Investor Class*                       LargeCap Growth Account
     DIP                                                   LargeCap Stock Index Account
     Founders Discovery Portfolio - Service Class          LargeCap Value Account*
     Fidelity Variable Insurance Products Fund II          MicroCap Account
     Contrafund/(R)/ Portfolio - Initial Class             MidCap Account
     Fidelity Variable Insurance Products Fund             MidCap Growth Account
     Equity-Income Portfolio - Initial Class               MidCap Growth Equity Account
     Growth Portfolio - Initial Class*                     MidCap Value Account
     High Income Portfolio - Initial Class                 Money Market Account
     INVESCO Variable Investment Funds, Inc.               Real Estate Account
     INVESCO VIF - Dynamics Fund - Investor Class          SmallCap Account
     INVESCO VIF - Health Sciences Fund - Investor Class   SmallCap Growth Account
     INVESCO VIF - Small Company Growth - Investor Class   SmallCap Value Account
     INVESCO VIF - Technology Fund - Investor Class        Utilities Account
     Janus Aspen Series                                    Putnam Variable Trust
     Aggressive Growth Portfolio - Service Shares          Putnam VT Global Asset Allocation
                                                           Fund - Class IB
     Principal Variable Contracts Fund, Inc.               Putnam VT Vista Fund - Class IB
     Asset Allocation Account                              Putnam VT Voyager Fund - Class IB
     Balanced Account                                      Wells Fargo Variable Trust
     Bond Account                                          Asset Allocation Fund*
     Capital Value Account                                 Equity Income Fund*
     Equity Growth Account                                 Large Company Growth Fund*

  * Available beginning May 20, 2002 in states where permissible. Please consult your sales representative for availability.
  /(1)/ previously "AIM V.I. Growth and Income Fund".
  /(2)/ previously "AIM V.I. Value Fund".


Prospective purchasers of this Policy are advised that replacement of existing insurance coverage may not be financially advantageous. It may also be disadvantageous to purchase a Policy as a means to obtain additional insurance protection if the purchaser already owns a flexible premium variable life insurance policy.


This Prospectus is valid only if accompanied or preceded by the current prospectus for underlying mutual funds.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   Please read this prospectus carefully and retain it for future reference.

                               TABLE OF CONTENTS



GLOSSARY................................................................3

SUMMARY.................................................................4

CONDENSED FINANCIAL INFORMATION.........................................7

DESCRIPTION OF PRINCIPAL LIFE INSURANCE COMPANY.........................9

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT.........9

THE FUNDS...............................................................10

PREMIUMS................................................................18

DEATH BENEFITS AND RIGHTS...............................................23

POLICY VALUES...........................................................25

CHARGES AND DEDUCTIONS..................................................28

OTHER MATTERS...........................................................34

GENERAL PROVISIONS......................................................36

DISTRIBUTION OF THE POLICY..............................................40

OFFICERS AND DIRECTORS OF PRINCIPAL MANAGEMENT CORPORATION..............41

EXECUTIVE OFFICERS OF PRINCIPAL LIFE INSURANCE COMPANY (OTHER THAN DIRECTORS)41

DIRECTORS OF PRINCIPAL LIFE INSURANCE COMPANY...........................42

STATE REGULATION OF PRINCIPAL LIFE INSURANCE COMPANY....................43

FEDERAL TAX MATTERS.....................................................43

GENERAL INFORMATION.....................................................46

FINANCIAL STATEMENTS....................................................47

APPENDIX A - ILLUSTRATIONS..............................................172




   This prospectus does not constitute any offering in any jurisdiction in which such offering may not lawfully be made. Principal Life Insurance Company does not authorize any information or representations regarding the offering described in this prospectus other than as contained in this prospectus, the prospectus of the underlying mutual funds or the statements of additional information.

GLOSSARY OF SPECIAL TERMS


ATTAINED AGE - The insured's age on the birthday on or preceding the last policy anniversary.


DIVISION - A part of the Separate Account which invests in shares of a mutual fund.


FACE AMOUNT - The minimum death benefit of a Policy so long as the Policy remains in force.


GENERAL ACCOUNT - The assets of the Company other than those allocated to any of the separate accounts of the Company.


GUIDELINE ANNUAL PREMIUM - The level annual payment necessary to provide the future benefit under a Policy, through maturity, based on the 1980 Commissioners Standard Ordinary Mortality Table, a 5% assumed interest rate, and the fees and charges specified for a Policy.


INTERNAL REVENUE CODE ("CODE") - The Internal Revenue Code of 1986, as amended, and the regulations thereunder.


INVESTMENT ACCOUNT - That part of the Policy value that reflects the policyowner's investment in a Division of the Separate Account.


MATURITY DATE - The policy anniversary following the insured's 95th birthday.


MONTHLY DATE - The day of the month which is the same as the policy date. For example, if the policy date is June 10, 2001, the first monthly date is July 10, 2001.


POLICY DATE - The policy date is the date by which both the application and a premium payment in an amount at least equal to the required minimum initial premium for the Policy have been received in the home office of the Company.


POLICY YEARS AND ANNIVERSARIES - The policy years and anniversaries computed from the policy date. Example: If the policy date is May 5, 2000, the first policy year ends on May 4, 2001 and the first policy anniversary falls on May 5, 2002.


PRORATED BASIS - In the same proportion as the value of a particular investment account for a Policy bears to the total value of all investment accounts for that Policy.



UNDERLYING MUTUAL FUND - a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division of the Separate Account invests.



VALUATION DATE - The date as of which the net asset value of an account of a mutual fund is determined.


VALUATION PERIOD - The period between the time as of which the net asset value of an account of a mutual fund is determined on one valuation date and the time as of which such value is determined on the next following valuation date.


WRITTEN REQUEST - Actual delivery to the Company at its home office in Des Moines, Iowa, of a written notice or request on a form supplied or approved by the Company.


Your notices may be mailed to us at:
   Principal Life Insurance Company
   P.O. Box 9296
   Des Moines, Iowa 50306-9296
   Phone: 1-800-247-9988

SUMMARY


THE FOLLOWING SUMMARY INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS.



THE POLICY
The Policy is designed to provide a policyowner with life insurance protection and flexibility in connection with the amount and frequency of premium payments and the amount of life insurance proceeds payable under the Policy. A policyowner may, subject to certain limitations, vary the frequency and amount of premium payments. The Policy allows a policyowner to adjust the amount of life insurance payable, without having to purchase a new Policy, by increasing or decreasing the face amount. Thus, as insurance needs or financial conditions change, a policyowner has the flexibility to adjust life insurance proceeds and vary the premium payments. The Policy is a life insurance contract with a death benefit, accumulated value, and other features traditionally associated with whole life insurance. It is called "flexible premium" because unlike traditional insurance contracts, there is no fixed schedule of premium payments, although a minimum premium is required during the first twelve policy months. Each policyowner establishes a preferred schedule of premium payments (planned periodic premiums).


The Policy is called "variable" because the accumulated value, duration of coverage and, under certain circumstances, the death benefit may increase or decrease depending upon the investment experience of the Division or Divisions of the Separate Account to which premium payments, less a premium tax charge of 2% and a 5% sales load, have been allocated. Generally, favorable investment experience will increase a Policy's accumulated value and unfavorable investment experience will reduce its accumulated value. Prospective purchasers of a Policy should be aware that there is no guarantee of accumulated value in a Policy.


You may allocate your net premium payments to divisions of the Separate Account. Currently there are forty divisions available to you. A current list of divisions available in your state may be obtained from a sales representative or our home office.


Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.


The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.


PREMIUMS
An initial payment is required as the first premium. This required initial premium payment is three times the minimum monthly premium shown on the Policy's data pages. The minimum monthly premium is the amount that, if paid, will keep the Policy in force for one month, taking into account the current monthly deduction and surrender charge. Payment of a minimum premium is required during the first twelve policy months (the "Minimum Required Premium"). The Company allows payments in accordance with the planned periodic premium schedule established by the policyowner in the application (annual, semi-annual, quarterly, or pre-authorized withdrawal payments of premium on a monthly basis). However, if the minimum monthly premium is less than $30 ($15 if the insured is ages 0-14), only a planned periodic premium schedule that would result in a payment of $30 or more ($15 or more if the insured is ages 0-14) will be made available to the policyowner. The Company also allows unscheduled premium payments of $30 or more. The planned periodic premium schedule indicates the preference of the policyowner only, and other than payment of the Minimum Required Premium, payment of premiums is not required. (However, the death benefit guarantee premium must be paid to maintain the death benefit guarantee rider. See "Death Benefit Guarantee Rider.") Changes in frequency, as well as increases or decreases in the amount of planned periodic premiums, may be made. However, the total of all premiums, planned and otherwise, cannot exceed the current maximum premium limitations set forth in the Internal Revenue Code to qualify a Policy as a life insurance contract. At any time there is an outstanding policy loan, if a payment cannot be identified as a premium payment, it will be considered a loan repayment.

The initial premium payment and all other premium payments received during the first 45 days from the policy date, after deduction of the premium tax charge of 2% and the 5% sales load, are allocated to the Money Market Division of the Separate Account. On the 46th day from the policy date, the accumulated value held in the Money Market Division is transferred to the Divisions in accordance with the policyowner's direction for allocation of premium payments. Premium payments received after the first 45 days from the policy date are allocated among the Divisions in accordance with the directions in the application for the Policy.


CHARGES AND DEDUCTIONS
There is a premium expense charge deducted from each premium payment. The amount remaining after deduction of the premium expense charge is the "net premium." The premium expense charge includes a sales load of 5% to partially compensate the Company for sales expenses incurred with respect to the Policy. In addition, a sales load of up to a maximum of 25% of the minimum first year premium may be imposed as a part of a surrender charge upon total surrender or termination of a Policy for insufficient value. Also included in the premium expense charge is a charge of 2% for premium taxes. The premium tax charge, which cannot be changed, is not expected to exceed the premium taxes charged to the Company.

There is a monthly deduction from the Policy's accumulated value in the Divisions equal to the cost of insurance, the cost of additional benefits provided by riders attached to the Policy and a monthly administration charge which is guaranteed never to exceed $5.00 per month. The current monthly administration charge for a Policy is $4.75 per month.


A mortality and expense risks charge will be imposed on a daily basis on the assets of each Division. The current mortality and expense risks charge is ..0020548% on a daily basis (.75% on an annual basis) and is guaranteed to not exceed .0024658% on a daily basis (.90% on an annual basis).


A charge consisting of a contingent deferred sales load and a contingent deferred administration charge may be imposed for total surrender of a Policy or termination of a Policy for insufficient value. The amount of surrender charge assessed per $1,000 of face amount is based upon the issue age and sex (where allowed by law) of the insured and the policy year at the time of surrender. There is no surrender charge imposed upon partial surrenders of accumulated value.


A transaction charge of the lesser of $25 or two percent of the amount surrendered is imposed upon partial surrenders of accumulated value.


An investment advisory fee is charged against the assets of each mutual fund underlying the Investment Accounts. In addition, each Account incurs other normal expenses of corporate operation.


MATURITY PROCEEDS
If the insured under a Policy is living on the Policy's maturity date, the Company will pay the Policy's maturity proceeds to the policyowner. A Policy's maturity proceeds are the Policy's accumulated value less any Policy loans and unpaid loan interest on the maturity date. If maturity proceeds are paid under a Policy, the Policy terminates with no further benefits payable. On the Policy's maturity date, the Company will pay the excess of the Policy's face amount over the maturity proceeds, provided certain conditions are met. (See "Death Benefit Guarantee Rider.")

DEATH BENEFIT AND PROCEEDS
The death proceeds under a Policy are payable to the beneficiary when the insured dies, subject to all provisions and conditions of the Policy. The death proceeds, determined as of the date of the insured's death, are: the death benefit described below, plus proceeds from any benefit riders on the insured's life, less any Policy loans and loan interest, and less any overdue monthly deductions if the insured dies during a grace period.

There are two options available for the death benefit under a Policy. If a policyowner selects Death Benefit Option 1, the death benefit will be equal to the greater of the face amount of the Policy or the accumulated value on the date of death multiplied by an applicable percentage specified in the Internal Revenue Code. If a policyowner selects Death Benefit Option 2, the death benefit will be the greater of the face amount of the Policy plus the accumulated value on the date of death or the accumulated value on the date of death multiplied by the applicable percentage. A policyowner may make a written request to change the death benefit option on or after the first Policy anniversary.


ADJUSTMENT OPTIONS
Subject to certain conditions, the face amount of a Policy may be adjusted upon the written request of the policyowner. Any written request to adjust the face amount of a Policy must be approved by the Company. No request to adjust the face amount of a Policy will be approved if a Policy is in a grace period or if monthly deductions are being waived under a rider. In addition, a decrease in face amount may be requested only after the first Policy anniversary and may not reduce the face amount of a Policy below $25,000. A requested face amount increase must be at least $5,000 and is subject to evidence of insurability satisfactory to the Company under its underwriting rules then in effect. Any adjustment in face amount of a Policy will be effective on the monthly date that coincides with or next follows the date the Company approves the request, subject to a payment by the policyowner in an amount not less than the new minimum monthly premium for the Policy after any such increase in face amount. The new minimum monthly premium will take into account the Policy's surrender value. There are no charges assessed in connection with adjustments of a Policy, although an increase in face amount will result in surrender charges applicable to the increase.

POLICY VALUES
The Policy provides for accumulated value. The Policy's accumulated value will reflect the amount and frequency of premium payments, the investment experience of the chosen Division or Divisions, surrenders of accumulated value, Policy loans and loan interest, interest earned on amounts in the loan account, transaction charges, and other charges and deductions imposed in connection with the Policy and the Separate Account. A Policy has no minimum guaranteed accumulated value. A Policy's "surrender value" is its accumulated value less the amount of the surrender charge, if any. A Policy's "net surrender value" is its surrender value less Policy loans and loan interest. The net surrender value of a Policy is the amount available to a policyowner upon total surrender.

TRANSFERS
The Company has reserved the right to revoke or modify transfer privileges and charges.

POLICY LOANS
A policyowner may borrow against the accumulated value of the Policy at any time the Policy has loan value. A Policy's loan value, which is the maximum amount that may be borrowed, is (1) minus (2) where: (1) is 90% of the Policy's surrender value and (2) is any outstanding policy loans and unpaid loan interest.

SURRENDER, TERMINATION AND REINSTATEMENT
A policyowner may elect to make a total surrender of the Policy and receive its net surrender value determined as of the date the Company receives the policyowner's written request. A surrender charge is imposed upon total surrender of a Policy at any time within the first ten years after the policy date. The surrender charge will be waived if the Policy is surrendered in connection with an exchange offer for another policy issued by the Company. In addition, any increase in face amount is subject to a surrender charge at any time within ten years after the effective date of the adjustment.

After the first policy year, the policyowner may request a partial surrender of the accumulated value of the Policy, but no more than two times per policy year. A partial surrender must be in at least the minimum amount of $500 and cannot exceed 50% of the Policy's net surrender value at the time partial surrender is requested. A transaction charge of the lesser of $25 or two percent of the amount of the partial surrender is imposed on each partial surrender. The Policy's accumulated value is reduced by the amount of any partial surrender plus the transaction charge.


Failure to make a planned periodic premium or additional premium payments may cause termination of a Policy (See "Policy Termination"). A notice of impending termination of a policy will be sent if:

1) The net surrender value of a Policy on any monthly date is less than the monthly deduction and the death benefit guarantee premium requirement has not been satisfied; or

2) During the 12 months following the policy date, the sum of the premiums paid is less than the Minimum Required Premium on a monthly date.

Once a Policy has terminated as a result of insufficient value, the policyowner may make a written request to reinstate the Policy at any time within three years after the date of termination, so long as the insured is alive and it is prior to the Policy's maturity date (See "Reinstatement").


POLICY "FREE LOOK"
A policyowner has the limited right to return a Policy for cancellation and receive a refund of all premiums paid. The amount returned for policies applied for in California is also described in "Examination Offer".

CONDENSED FINANCIAL INFORMATION



Financial statements are included in the Statement of Additional Information. Following are Unit Values for the Flexible Variable Life Contract for the periods ended December 31.

                                                                            NUMBER OF
                                   ACCUMULATION UNIT VALUE              ACCUMULATION UNITS
                        --------------------------------------------       OUTSTANDING
                        BEGINNING      END      PERCENTAGE OF CHANGE      END OF PERIOD
                        OF PERIOD   OF PERIOD     FROM PRIOR PERIOD       (IN THOUSANDS)
                        ---------   ---------   --------------------   --------------------
 AIM V.I. Core Equity
 Division
  2001/(1)/              $10.277     $ 8.347          (18.78)%                   1
 AIM V.I. Growth
 Division
  2001/(1)/               10.151       8.520          (16.07)                    0
 AIM V.I. Premier
 Equity Division
  2001/(1)/               10.166       8.816          (13.28)                    1
 American Century VP
 Income & Growth
 Division
  2001/(1)/               10.139       8.993          (11.30)                    0
 American Century VP
 Ultra Division
  2001/(1)/               10.163       9.147          (10.00)                    0
 DIP Founders
 Discovery Portfolio
 Division
  2001/(1)/               10.235       8.852          (13.51)                    0
 Fidelity VIP II
 Contrafund Portfolio
 Division
  2001/(1)/               10.069       9.328           (7.36)                    1
 Fidelity VIP High
 Income Portfolio
 Division
  2001/(1)/                9.999       8.961          (10.38)                    0
 Fidelity VIP
 Equity-Income
 Portfolio Division
  2001/(1)/               10.060       9.127           (9.27)                    3
 INVESCO VIF -
 Dynamics Fund
 Division
  2001/(1)/               10.449       8.011          (23.33)                    0
 INVESCO VIF - Health
 Sciences Fund
 Division
  2001/(1)/               10.212       9.883           (3.22)                    0
 INVESCO VIF - Small
 Company Growth Fund
 Division
  2001/(1)/               10.306       8.469          (17.82)                    0
 INVESCO VIF -
 Technology Fund
 Division
  2001/(1)/               10.690       7.092          (33.66)                    2
 Janus Aspen
 Aggressive Growth
 Portfolio Division
  2001/(1)/               10.396       7.531          (27.56)                    2
 Asset Allocation
 Division
  2001/(1)/               10.083       9.590           (4.89)                    0
 Balanced Division
  2001                    29.955      27.659           (7.66)                  118
  2000                    30.140      29.955           (0.61)                  122
  1999                    29.657      30.140            1.63                   129
  1998                    26.698      29.657           11.08                   128
  1997                    22.809      26.698           17.05                   163
  1996                    20.314      22.809           12.28                   190
  1995                    16.427      20.314           23.66                   138
  1994                    16.904      16.427           (2.82)                  110
 Bond Division
  2001                    24.817      26.631            7.31                    78
  2000                    23.114      24.817            7.37                    66
  1999                    23.907      23.114           (3.32)                   79
  1998                    22.367      23.907            6.89                    81
  1997                    20.375      22.367            9.78                    81
  1996                    20.055      20.375            1.60                    81
  1995                    16.539      20.055           21.26                    46
  1994                    17.160      16.539           (3.62)                   31
 Capital Value
 Division
  2001                    36.525      33.333           (8.74)                  204
  2000                    36.021      36.525            1.40                   221
  1999                    37.917      36.021           (5.00)                  244
  1998                    33.633      37.917           12.74                   230
  1997                    26.364      33.633           27.57                   258
  1996                    21.508      26.364           22.58                   266
  1995                    16.427      21.508           30.93                   185
  1994                    16.470      16.427           (0.26)                  138
 Equity Growth
 Division
  2001/(1)/               10.221       8.973          (12.21)                    1
 Government Securities
 Division
  2001/(1)/               10.008      10.440            4.32                     3
 Growth Division
  2001/(1)/               10.327       8.490          (17.79)                    0
 High Yield Division
  2001                    20.497      20.524            0.13                    83
  2000                    21.613      20.497           (5.16)                   79
  1999                    21.399      21.613            1.00                    78
  1998                    21.682      21.399           (1.31)                  106
  1997                    19.725      21.682            9.92                    96
  1996                    17.567      19.725           12.28                    67
  1995                    15.246      17.567           15.22                    49
  1994                    15.266      15.246           (0.13)                   16
 International
 Division
  2001/(1)/               10.048       8.484          (15.57)                    0
 International
 SmallCap Division
  2001/(1)/               10.093       8.456          (16.22)                    0
 LargeCap Growth
 Division
  2001/(1)/               10.233       7.905          (22.75)                    1
 LargeCap Stock Index
 Division
  2001/(1)/               10.160       8.908          (12.32)                    8
 MicroCap Division
  2001/(1)/               10.169       9.689           (4.72)                    1
 MidCap Division
  2001                    52.383      50.061           (4.43)                  257
  2000                    46.057      52.383           13.74                   270
  1999                    41.050      46.057           12.20                   270
  1998                    39.887      41.050            2.92                   279
  1997                    32.738      39.887           21.84                   359
  1996                    27.234      32.738           20.21                   419
  1995                    21.268      27.234           28.05                   284
  1994                    21.262      21.268            0.03                   179
 MidCap Growth
 Division
  2001/(1)/               10.418       8.849          (15.06)                    0
 MidCap Growth Equity
 Division
  2001/(1)/               10.474       8.190          (21.81)                    0
 MidCap Value Division
  2001/(1)/               10.143       9.605           (5.30)                    0
 Money Market Division
  2001                    17.932      18.523            3.30                    32
  2000                    17.038      17.932            5.40                    26
  1999                    16.404      17.038            3.86                    36
  1998                    15.706      16.404            4.44                    22
  1997                    15.035      15.706            4.46                    32
  1996                    14.417      15.035            4.29                    87
  1995                    13.760      14.417            4.77                    28
  1994                    13.359      13.760            3.00                    45
 Real Estate Division
  2001/(1)/               10.049      10.952            8.99                     1
 SmallCap Division
  2001/(1)/               10.248       9.470           (7.59)                    1
 SmallCap Growth
 Division
  2001/(1)/               10.360       7.607          (26.57)                    1
 SmallCap Value
 Division
  2001/(1)/               10.090       9.817           (2.71)                    1
 Utilities Division
  2001/(1)/               10.072       7.248          (28.04)                    1
 Putnam VT Global
 Asset Allocation Fund
 Division
  2001/(1)/               10.112       9.339           (7.64)                    1
 Putnam VT Vista Fund
 Division
  2001/(1)/               10.449       8.062          (22.84)                    0
 Putnam VT Voyager
 Fund Division
  2001/(1)/               10.231       8.440          (17.51)                    3

///(1)/
 For the period from May 1, 2001 (date Division first available) through December 31, 2001.

DESCRIPTION OF PRINCIPAL LIFE INSURANCE COMPANY (THE "COMPANY")



The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-9382. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of Principal Financial Services, Inc.


On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.



PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT


The Separate Account was established on November 2, 1987, pursuant to a resolution of the Executive Committee of the Board of Directors of the Company. Under Iowa insurance law and regulation the income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to the other income, gains or losses of the Company. The assets of the Separate Account, equal to the reserves and other liabilities arising under the Policies, are not chargeable with liabilities arising out of any other business conducted by the Company. In addition, all income, gains or losses, whether or not realized, and expenses with respect to a Division shall be credited to or charged against such Division without regard to income, gains or losses, or expenses of any other Division. The assets of the Separate Account are held with relation to the Policies described in this Prospectus. The assets of the Separate Account may also, in the future, be derived from other flexible premium and scheduled premium variable life insurance contracts. Also, although the assets maintained in the Separate Account attributable to the Policies will not be charged with any liabilities arising out of any other business conducted by the Company, the reverse is not true. Hence, all obligations arising under Policies, including the promise to make benefit payments, are general corporate obligations of the Company. The Separate Account is organized as a unit investment trust under the Investment Company Act of 1940.

The Company is taxed as a life insurance company under the Tax Reform Act of 1984, as amended. The operations of the Separate Account are part of the total operations of the Company, but are treated separately for accounting and financial statement purposes and are considered separately in computing the Company's tax liability.


The Separate Account is not affected by federal income taxes paid by the Company with respect to its other operations and, under existing federal income tax law, investment income and capital gains attributable to the Separate Account are not taxed. The Company reserves the right to charge the Separate Account with, and create a reserve for, any tax liability which the Company determines may result from maintenance of the Separate Account. To the best of the Company's knowledge there is no current prospect of such liability.


A policyowner directs the Company to allocate premium payments, less premium expense charges, among the Divisions which invest exclusively in shares of a corresponding underlying mutual fund.


THE FUNDS


The funds are mutual funds registered under the Investment Company Act of 1940 as open-end diversified management investment companies. The funds provide the investment vehicle for the Separate Account. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). Additional copies of these documents are available from a sales representative or our home office.


The following is a brief summary of the investment objectives of each division:



AIM V.I. CORE EQUITY DIVISION

              INVESTS IN: AIM V.I. Core Equity Fund
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks growth of capital with a secondary objective of current income. The Fund invests primarily in equity securities.

AIM V.I. GROWTH DIVISION

              INVESTS IN: AIM V.I. Growth Fund
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks growth of capital while investing principally in seasoned and better capitalized companies..

AIM V.I. PREMIER EQUITY DIVISION

              INVESTS IN: AIM V.I. Premier Equity Fund
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital. Income is a secondary objective. The Fund invests primarily in equity securities.

AMERICAN CENTURY VP INCOME & GROWTH DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Income &
                Growth
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks dividend growth, current income and appreciation. The account will seek to achieve its investment objective by investing in common stocks.

AMERICAN CENTURY VP ULTRA DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Ultra INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in common stocks of large U.S. companies.

AMERICAN CENTURY VP VALUE DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Value INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks capital growth over time and, secondarily, income by investing primarily in equity securities.

DIP FOUNDERS DISCOVERY DIVISION

              INVESTS IN: Dreyfus Investment Portfolios Founders Discovery
                Portfolio
              INVESTMENT ADVISOR: Founders Asset Management LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks capital appreciation. To pursue this goal, the portfolio invests primarily in equity securities of small, U.S. based companies which are characterized as "growth" companies.

FIDELITY VIP CONTRAFUND DIVISION

              INVESTS IN: Fidelity VIP II Contrafund Portfolio
              INVESTMENT ADVISOR: Fidelity Management and Research Company INVESTMENT OBJECTIVE: seeks long-term capital appreciation by investing primarily in common stocks.

FIDELITY VIP EQUITY-INCOME DIVISION

              INVESTS IN: Fidelity VIP Equity-Income Portfolio
              INVESTMENT ADVISOR: Fidelity Management and Research Company INVESTMENT OBJECTIVE: seeks reasonable income by investing primarily in income-producing equity securities.

FIDELITY VIP GROWTH DIVISION

              INVESTS IN: Fidelity VIP Growth Portfolio
              INVESTMENT ADVISOR: Fidelity Management and Research Company INVESTMENT OBJECTIVE: seeks long-term capital appreciation by investing primarily in common stocks.

FIDELITY VIP HIGH INCOME DIVISION

              INVESTS IN: Fidelity VIP High Income Portfolio
              INVESTMENT ADVISOR: Fidelity Management and Research Company INVESTMENT OBJECTIVE: seeks a high level of current income by investing primarily in high yielding, lower quality, fixed-income securities, while also considering growth of capital.

INVESCO VIF - DYNAMICS DIVISION

              INVESTS IN: INVESCO VIF - Dynamics Fund
              INVESTMENT ADVISOR: INVESCO Funds Group
              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in equity securities.

INVESCO VIF - HEALTH SCIENCES DIVISION

              INVESTS IN: INVESCO VIF - Health Sciences Fund
              INVESTMENT ADVISOR: INVESCO Funds Group
              INVESTMENT OBJECTIVE: seeks long-term capital growth. The Fund invests primarily in equity securities.

INVESCO VIF - SMALL COMPANY GROWTH DIVISION

              INVESTS IN: INVESCO VIF - Small Company Growth Fund
              INVESTMENT ADVISOR: INVESCO Funds Group
              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing in small-capitalization companies.

INVESCO VIF - TECHNOLOGY DIVISION

              INVESTS IN: INVESCO VIF - Technology Fund
              INVESTMENT ADVISOR: INVESCO Funds Group
              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in equity securities and equity related instruments of companies engaged in technology related industries.

JANUS ASPEN AGGRESSIVE GROWTH DIVISION

              INVESTS IN: Janus Aspen Series Aggressive Growth Portfolio -
                Service Shares

              INVESTMENT ADVISOR: Janus Capital Management LLC
              INVESTMENT OBJECTIVE: seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

ASSET ALLOCATION DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Asset Allocation
                Account
              INVESTMENT ADVISOR: Morgan Stanley Asset Management through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to generate a total investment return consistent with the preservation of capital. The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective by investing primarily in equity and fixed-income securities.

BALANCED DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Balanced Account INVESTMENT ADVISOR: (equity securities portion) Invista Capital
                Management, LLC through a sub-advisory agreement
                (fixed-income securities portion) Principal Capital Income Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective by investing primarily in equity and fixed-income securities.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Bond Account INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Capital Value
                Account
              INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

EQUITY GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Growth
                Account
              INVESTMENT ADVISOR: Morgan Stanley Asset Management through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

GOVERNMENT SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Government
                Securities Account
              INVESTMENT ADVISOR: Principal Capital Income Investors, LLC
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Growth Account INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Account
              INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

INTERNATIONAL EMERGING MARKETS DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Emerging Markets Account
              INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing in equity securities of issuers in emerging market countries.

INTERNATIONAL SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                SmallCap Account
              INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LARGECAP BLEND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Blend
                Account
              INVESTMENT ADVISOR: Federated Investment Management Company
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

LARGECAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Growth
                Account
              INVESTMENT ADVISOR: Janus Capital Management LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of growth companies.

LARGECAP STOCK INDEX DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Stock
                Index Account
              INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of large U.S. companies. The Account attempts to mirror the investment results of the Standard & Poor's 500 Index.

LARGECAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Value
                Account
              INVESTMENT ADVISOR: Bernstein Investment Research and Management
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital.

MICROCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MicroCap Account INVESTMENT ADVISOR: Goldman Sachs Asset Management through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in value and growth oriented companies with small market capitalizations.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Account INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MIDCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Account
              INVESTMENT ADVISOR: The Dreyfus Corporation through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MIDCAP GROWTH EQUITY DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Equity Account
              INVESTMENT ADVISOR: Turner Investment Partners, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to achieve long-term growth of capital by investing primarily in medium capitalization U.S. companies with strong earnings growth potential.

MIDCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Value
                Account
              INVESTMENT ADVISOR: Neuberger Berman Management, Inc. through a sub-advisory agreement.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Money Market
                Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

REAL ESTATE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Real Estate
                Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek to generate a high total return. The
                Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Account INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.

SMALLCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Growth
                Account
              INVESTMENT ADVISOR: Berger Financial Group LLC through a
                sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SMALLCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Value
                Account
              INVESTMENT ADVISOR: J.P. Morgan Investment Management, Inc.
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

UTILITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Utilities Account INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek to provide current income and long-term growth of income and capital by investing primarily in equity and fixed- income securities of companies in the public utilities industry.

PUTNAM VT GLOBAL ASSET ALLOCATION DIVISION

              INVESTS IN: Putnam VT Global Asset Allocation Fund
              INVESTMENT ADVISOR: Putnam Investment Management, Inc. INVESTMENT OBJECTIVE: to seek a high level of long-term total return consistent with preservation of capital.

PUTNAM VT VISTA DIVISION

              INVESTS IN: Putnam VT Vista Fund
              INVESTMENT ADVISOR: Putnam Investment Management, Inc. INVESTMENT OBJECTIVE: seeks capital appreciation by investing primarily in common stocks of U.S. companies.

PUTNAM VT VOYAGER DIVISION

              INVESTS IN: Putnam VT Voyager Fund
              INVESTMENT ADVISOR: Putnam Investment Management, Inc. INVESTMENT OBJECTIVE: seeks capital appreciation by investing primarily in common stocks of U.S. companies.

WELLS FARGO VT ASSET ALLOCATION DIVISION

              INVESTS IN: Wells Fargo VT Asset Allocation
              INVESTMENT ADVISOR: Barclays Global Fund Advisers through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to earn long-term total return consistent with reasonable risk. The fund invests in equity and fixed-income securities in varying proportions, with an emphasis on equity securities.

WELLS FARGO VT EQUITY INCOME DIVISION

              INVESTS IN: Wells Fargo VT Equity Income
              INVESTMENT ADVISOR: Wells Capital Management Incorporated through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to provide long-term capital
                appreciation and above average dividend income. The Fund invests in common stocks of large U.S. companies.

WELLS FARGO VT LARGE COMPANY GROWTH DIVISION

              INVESTS IN: Wells Fargo VT Large Company Growth
              INVESTMENT ADVISOR: Peregrine Capital Management, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to provide long-term capital
                appreciation by investing primarily in large, high quality domestic companies.


An Investment Advisor agrees to provide investment advisory services for a specific underlying Mutual Fund or underlying Mutual Fund Account. For these services, each Investment Advisor is paid a fee.


PREMIUMS


PURCHASE PROCEDURES
To apply for a Policy, a completed application, including any required supplements, must be submitted to the Company through the agent or broker selling the Policy. If interim coverage is desired, a payment in at least the required minimum initial premium amount must be submitted with the completed application. The required minimum initial premium amount for any Policy (including a Policy issued on an application submitted without an accompanying payment) is three times the minimum monthly premium shown on the Policy's data pages. The minimum monthly premium is the amount that, if paid, will keep the Policy in force for one month, taking into account the Policy's current monthly deduction and surrender charges. The Company will not issue policies to insure persons over age 75. Applicants for insurance must furnish satisfactory evidence of insurability. Acceptance is subject to the Company's insurance underwriting guidelines and suitability rules and procedures. The Company reserves the right to reject any application or related premium if in the view of the Company, the Company's insurance underwriting guidelines and suitability and procedures are not satisfied. The minimum face amount for a Policy at issue is $25,000. The Company reserves the right to revise its rules from time to time to specify either a higher or a lower minimum face amount.

If a payment in at least the required minimum initial premium amount is submitted with the completed application, then a conditional receipt is given to the applicant, reflecting receipt of the initial payment and outlining any interim coverage in effect until the Company either issues or declines to issue a Policy. Subject to variations by state based on differing state requirements, the terms of the conditional receipt are described in this paragraph. If all of the conditions precedent set forth in the conditional receipt are fulfilled exactly, interim coverage under the conditional receipt will take effect on the date upon which all initial application requirements have been completed. The initial application requirements consist of full completion and signing of the application and all necessary supplements, and any medical exams and tests required by the Company's published rules. The amount of the interim coverage is: the lesser of $1,000,000 or the amount applied for, if the proposed insured is insurable on a standard or more favorable basis; or, the lesser of $100,000 or the amount applied for, if the proposed insured is insurable only on a basis less favorable than standard. Interim coverage provided under the conditional receipt ends on the earliest of: (1) 75 days after the date coverage commenced under the conditional receipt, (2) the date the Company mails the proposed owner a premium refund and notice that the Company will not consider the application on a prepaid basis, (3) the date the Company mails the proposed owner a premium refund and a notice that no Policy will be issued on the application, or (4) the date a Policy is presented to the proposed owner (whether or not accepted by the proposed owner).


Pending receipt of approval by New York of the conditional receipt described above, a different conditional receipt will continue to be used in that state. Under the conditional receipt in use in New York, interim coverage starts on the later of: (1) the date of completion of the application and supplements thereto or (2) the date any required medical exam or other medical tests are completed. However, if all the conditions of the receipt are met except any required medical exam or test, insurance is provided under the conditional receipt not to exceed the maximum amount available based on the Company's underwriting rules without the medical exam or test. The amount of the interim coverage is: the lesser of $1,000,000 or the amount applied for, if the proposed insured is insurable at the Company's Standard rate or at the rate applied for or at a better rate; or, the lesser of $100,000 or the amount applied for, if the proposed insured is insurable only at a higher premium rate than the Company's standard premium rate and the premium rate applied for. Interim coverage provided under the conditional receipt ends on the earlier of: (1) five days after a nonacceptance notice is mailed by the Company to the applicant, (2) the day before the policy date when the Policy is issued as applied for, (3) the date a Policy issued other than as applied for is presented to the applicant for acceptance, or (4) 75 days after the date coverage commenced under the conditional receipt.


Another conditional receipt is used in the state of Kansas. It provides that interim coverage starts on the date on which all initial application requirements are completed. The amount of interim coverage is the lesser of $1,000,000 or the amount applied for, if the proposed insured is insurable on a standard or more favorable basis; or, the lesser of $100,000 or the amount applied for, if the proposed insured is insurable only on a basis less favorable than standard. Interim coverage provided under the conditional receipt ends on the earliest of: (1) the date the Company mails the proposed owner a premium refund and notice that the Company will not consider the application on a prepaid basis, (2) the date the Company mails the proposed owner a premium refund and notice that no policy will be issued on the application, or (3) the date a policy is presented to the proposed owner (whether or not accepted by the proposed owner).


If the Company determines to issue a Policy and has received the required minimum initial premium, the Policy will be given a policy date. The policy date is the date by which both the application and a premium payment in an amount at least equal to the required minimum initial premium for the Policy have been received in the home office of the Company. The Company does not date Policies on the 29th, 30th or 31st day of any month of the year. Policies which would otherwise be dated on these days except for this rule will be dated on the 28th day of the month. The policy date is shown on the Policy's data pages.


PAYMENT OF PREMIUMS
Premiums must be paid to the Company at its home office. There is no fixed schedule of premium payments on a Policy, either as to the amount or timing of the payments, although a minimum premium is required during the first twelve policy months (the "Minimum Required Premium"). A policyowner may determine, within specified limits, the planned periodic premium schedule for the Policy. These limits will be set forth by the Company and will include a minimum initial premium payment. Planned periodic premium schedules may provide for annual, semi-annual, quarterly or monthly withdrawal payments. A "pre-authorized withdrawal" allows the Company to deduct premiums, on a monthly basis, from the policyowner's checking or other financial institution account. The policyowner is not required to pay planned periodic premiums. Failure to make any premium payment will not necessarily result in termination of a Policy provided that (1) any Minimum Required Premium is paid and the Policy's net surrender value equals or exceeds the monthly deduction on the current monthly date or (2) the death benefit guarantee rider is in effect. Likewise, payment of premiums in accordance with the planned periodic premium schedule does not guarantee that the Policy will stay in force if the Policy's net surrender value is not at least equal to the current monthly deduction on the monthly date, unless such premiums meet the death benefit guarantee premium requirement.


The Company will send premium reminder notices in accordance with planned periodic premium schedules. Premium payments may also be made by unscheduled premium payment made to the Company at its home office or by payroll deduction where allowed by law and approved by the Company. During the year ended December 31, 2001 the Company received premium payments totaling $3,750,730.

PREMIUM LIMITATIONS
In no event can the total of all premiums paid exceed the current maximum premium limitations required by the Internal Revenue Code in order to qualify a Policy as a life insurance contract. The premium limitations are imposed in order to assure favorable federal income tax treatment of the Policy and its death benefit. If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limitation, the Company will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the maximum premium limitations specified in the Internal Revenue Code. No premium payment may be less than $30, except the minimum monthly premium for Policies issued to insure persons ages 0 to 14 may be no less than $15. Premium payments less than the minimum amount will be returned to the policyowner.

It is possible a premium payment could increase a Policy's death benefit by more than it increases the Policy's accumulated value because of the manner in which the Policy's death benefit is calculated. In order to qualify a Policy as a life insurance contract under provisions of the Internal Revenue Code, the death benefit must be at least equal to an applicable percentage of the accumulated value. This percentage starts at 250% for insureds age 40 and under and grades down to 100% for insureds age 95. For example, a hypothetical Policy insuring the life of a 35-year old with an accumulated value of $20,000 must have a death benefit in at least the amount of $50,000 ($20,000 x 250%, the applicable percentage). Suppose a premium is paid that, after deduction of the premium expense charge, increases this hypothetical Policy's accumulated value by $1,000. The Internal Revenue Code test requires that the death benefit for the hypothetical Policy be at least $52,500 ($21,000 x 250%). Hence, if the death benefit before the premium were $50,000, the $1,000 increase in accumulated value would produce a $2,500 increase in the death benefit of this hypothetical Policy. In such a situation where a premium payment increases a Policy's death benefit by more than it increases the Policy's accumulated value, the Company reserves the right to refund the premium payment. Evidence of insurability under the Company's current underwriting rules then in effect may be required before acceptance of any such premium.


ALLOCATION OF PREMIUMS
The initial premium payment, less the premium expense charge, is allocated to the Money Market Division of the Separate Account on the later of the policy date or the end of the valuation period during which the first premium is received. Any additional premiums received at the home office of the Company during the first 45 days from the policy date, less premium expense charges, will be allocated to the Money Market Division. On the 46th day from the policy date, accumulated value held in the Money Market Division is automatically transferred to the Divisions of the Separate Account in accordance with the policyowner's direction for allocation of premium payments.

Premium payments received after expiration of the initial 45-day period described above are allocated among the Divisions in accordance with the directions in the application for the Policy. For each Division, the allocation percentage must be zero or a whole number not less than ten. The sum of the percentages for all the Divisions must equal 100. The policyowner may change the allocation of future premium payments among the Divisions without payment of any fee or penalty, at any time, by written request to the Company. Allocation percentages must be approved by the Company. New allocation percentages, once approved by the Company, will be effective as of the date written request was received at the home office of the Company.


EXAMINATION OFFER ("FREE LOOK" PROVISION)
The policyowner has a limited right to return the Policy for cancellation and receive a refund in an amount equal to the premiums paid (For policies applied for in the state of California, the amount refunded is determined as set forth below). The request to cancel a Policy must be in writing. The Written Request and the Policy must be personally delivered or mailed (as determined by its postmark) to the home office of the Company or to the agent or broker who sold the Policy before the later of:
.. 10 days (30 days for Policies applied for in the state of California by policyowners age 60 or over) after the Policy is received by the policyowner; .. 10 days (30 days for Policies applied for in the state of California by policyowners age 60 or over) after a written notice is delivered or mailed (as determined by its postmark) to the policyowner which tells about the cancellation right; or
.. 45 days after the policyowner completes the application.

For Policies applied for in the state of California by persons age 60 or over, the amount refunded is equal to (1) plus (2) plus (3) where:

1) Is the Policy Value as of the date the Company receives the policyowner's Written Request for cancellation; and

2) Is the Premium Expense Charge(s) deducted from gross premiums; and

3) Is the Monthly Policy Charge(s) deducted from the Policy Value.

Any increase in face amount will carry its own free look period. If the Company does not approve a requested face amount increase or the policyowner cancels a request for face amount increase that has not yet become effective, the Company will refund to the policyowner any payment submitted with the proposed face amount increase. If on or after the effective date of the increase the policyowner exercises the limited right to cancel the face amount increase, then the Company will refund to the policyowner only that portion of the premiums paid with the adjustment application and during the free look period attributable to the face amount increase, unless directed otherwise by the policyowner. The portion of the premiums paid attributable to the face amount increase is determined by use of the ratio guideline annual premiums for the increase to guideline annual premiums for the Policy. The Company will also reverse the amount of any monthly deduction attributable to the face amount increase and return it to the Policy's accumulated value, unless the policyowner and the Company agree on another method of refund.


The refunded amount will ordinarily be disbursed by the Company to the policyowner within seven days after the request for cancellation is received in the Company's home office. (See "Postponement of Payments.")


POLICY TERMINATION
A notice of impending termination of a Policy will be sent if, during the 12 months following the policy date, the sum of the premiums paid is less than the Minimum Required Premium on a monthly date. The Minimum Required Premium on a monthly date is equal to (1) times (2) where:
1) Is the minimum monthly premium shown on the data page; and

2) Is one plus the number of completed months since the policy date.

Further, a notice of impending termination of a Policy will be sent if the net surrender value of the Policy is not at least equal to the monthly deduction on the current monthly date, and the death benefit guarantee premium requirement has not been satisfied. (See "Death Benefit Guarantee Rider.")



The grace period begins when a notice of impending termination is mailed to a policyowner. The notice will be sent to the last post office address of the policyowner known to the Company. It will show the minimum payment required to keep the Policy in force. The notice will also show the 61-day period during which the Company will accept the required payment. Net surrender value during grace period does not reflect any unprocessed monthly policy charges.



If the grace period begins because the sum of the premiums paid is less than the Minimum Required Premium, the minimum payment is the past due Minimum Required Premium, which is:

1) The Minimum Required Premium due on the next following monthly date.

 LESS


2) The sum of the premiums paid since the policy date.

If the grace period ends before receipt by the Company of the past due Minimum Required Premium, the Company will pay to the policyowner any remaining value in the Policy which would be the excess of (1) over (2) where:

1) Is the net surrender value on the monthly date at the start of the grace period; and

2) Is the two monthly deductions applicable during the grace period.

The refunded amount will ordinarily be disbursed by the Company to the policyowner within seven days after the request for cancellation is received in the Company's home office. (See "Postponement of Payments.")


If the grace period begins because the net surrender value is less than the current monthly deduction, the minimum payment is three times the monthly deduction which was due and unpaid. This payment is intended to reimburse the Company for the monthly deductions during the 61-day grace period and provide sufficient accumulated value to pay the monthly deduction for the first monthly date following the grace period. There is no guarantee the amount requested at the beginning of the grace period will be sufficient to actually meet the three monthly deductions as they are processed. Should the Policy's net surrender value not at least equal the monthly deduction on any monthly date, a new 61-day grace period will commence.


The Policy will continue in force through a grace period; but, if the required payment is not received by the Company during the 61-day period, the Policy will terminate as of the monthly date on or immediately preceding the start of the grace period. If the insured dies during a grace period, the policy proceeds will be reduced by the amount of the monthly deduction or deductions due and unpaid at the insured's death, as well as by loans and unpaid loan interest.


A Policy will also terminate if the policyowner makes a total surrender of the Policy, the death proceeds under the Policy are paid or the maturity proceeds under the Policy are paid. When a Policy terminates for any reason, all policy privileges and rights of the policyowner under the Policy end.


Due to possible adverse market fluctuations, there is no guarantee that the amount requested at the beginning of the grace period is enough to pay the monthly policy charges as they are processed. If the net surrender value is not at least as much as the monthly policy charge on any monthly date, a new 61-day grace period starts.


REINSTATEMENT
A policyowner may, however, reinstate a Policy which terminated as a result of insufficient premium payment, subject to certain conditions. A Policy may be reinstated only prior to the maturity date and while the insured is alive. The application for reinstatement must be personally delivered or mailed to the Company at its home office within three years of a Policy's termination. (In some states, the Company is required by law to provide a longer period of time within which a Policy may be reinstated.) Satisfactory proof of insurability based upon the Company's underwriting rules then in effect and payment of a reinstatement premium of at least the greater of (1) an amount that, after deduction of premium expense charges, is sufficient to allow at least three monthly deductions or (2) the past due Minimum Required Premium are required. Payment of monthly deductions for the period of termination is not required. If a policy loan or loan interest was unpaid at the time of termination, the Company will require repayment or reinstatement of the loan and any loan interest before permitting reinstatement of the Policy. Loan interest will not be charged for the period the Policy was terminated. Reinstatement will be effective on the next monthly date following the Company's approval of the reinstatement application. The policy date of the Policy will remain the original policy date and will not be changed at reinstatement, although surrender charges for total surrender following reinstatement will resume at the rate charged at the time of the Policy's termination, as adjusted for the payment of past due premiums, if any. Upon reinstatement of a Policy, all the rights and privileges of the owner are restored.

DEATH BENEFITS AND RIGHTS


DEATH PROCEEDS
As long as a Policy remains in force, the Company will, upon proof of the insured's death, pay the death proceeds under the Policy to the named beneficiary in accordance with the designated death benefit option. The death proceeds, determined as of the date of the insured's death, are: the death benefit described below, plus the proceeds from any benefit rider on the insured's life, less any loan and loan interest on the Policy, and less any overdue monthly deductions if the insured died during a grace period. All or part of the death proceeds may be paid in cash or applied under one or more of the benefit options available under the Policy. The Company pays interest on the death proceeds from the date of death until date of payment or until applied under a benefit option. Interest on death proceeds is at a rate the Company determines, but not less than required by state law.

DEATH BENEFIT
The Policy provides two death benefit options: Death Benefit Option 1 and Death Benefit Option 2. The policyowner designates the death benefit option in the application. Both Death Benefit Option 1 and Death Benefit Option 2 provide insurance protection combined with the opportunity for increasing accumulated value. Under Death Benefit Option 1, the amount of death benefit remains level (until the accumulated value exceeds certain limits). Under Death Benefit Option 2, the total death benefit increases as the accumulated value increases. Thus, Death Benefit Option 1 emphasizes the growth of accumulated value while Death Benefit Option 2 emphasizes the total available death benefit.

 DEATH BENEFIT OPTION 1
 The death benefit is the greater of the Policy's current face amount or the Policy's accumulated value on the date of death multiplied by the applicable percentage.


 DEATH BENEFIT OPTION 2
 The death benefit is the greater of the Policy's current face amount plus its accumulated value on the date of death or the Policy's accumulated value on that date multiplied by the applicable percentage.


APPLICABLE PERCENTAGE

The Policy provides that the death benefit is at least equal to the amount of insurance proceeds required by the Internal Revenue Code to qualify the Policy as a life insurance contract. That death benefit amount is calculated by multiplying the Policy's accumulated value by an applicable percentage set forth in the Internal Revenue Code based on the insured's age. The applicable percentages are:

                        TABLE OF APPLICABLE PERCENTAGES*
(For ages not shown, the applicable percentages shall decrease by a pro rata portion for each full year.)

                      INSURED'S ATTAINED AGE           %
                      ----------------------           -
                            40 and under              250
                                 45                   215
                                 50                   185
                                 55                   150
                                 60                   130
                                 65                   120
                                 70                   115
                           75 through 90              105
                                 95                   100


  * The Company has reserved the right, where allowed by law, to change or delete the applicable percentages as required by amendments to the Internal Revenue Code.



ILLUSTRATION OF DEATH BENEFIT OPTION 1 . Assume that the insured's attained age at the time of death is between 20 and 40, that there are no policy loans or loan interest unpaid at the time of death, and that the face amount of the Policy is $25,000.


Under Death Benefit Option 1, because the death benefit will be equal to or greater than 250% of the accumulated value under this illustrative Policy, any time the accumulated value of the Policy exceeds $10,000, the death benefit will exceed the Policy's $25,000 face amount. Each additional dollar added to accumulated value above $10,000 will increase the death benefit by $2.50. Similarly, any time accumulated value exceeds $10,000, each dollar taken out of accumulated value will reduce the death benefit by $2.50. If, for example, the accumulated value is reduced from $12,000 to $10,000 because of charges or negative investment performance, the death benefit will be reduced from $30,000 to $25,000. If, however, at any time in this illustration 250% of the accumulated value is less than $25,000 and no partial surrenders have been made, the death benefit will equal $25,000. A partial surrender causes the face amount to decrease by the amount of the partial surrender and the transaction charge.

ILLUSTRATION OF DEATH BENEFIT OPTION 2 . Assume that the insured's attained age at the time of death is between 20 and 40, that there are no policy loans or loan interest unpaid at the time of death, and that the face amount of the Policy is $25,000.


Under Death Benefit Option 2, a Policy with an accumulated value of $5,000 will have a death benefit of $30,000 ($25,000 + $5,000); an accumulated value of $15,000 will yield a death benefit of $40,000 ($25,000 + $15,000). The death benefit under this illustrative Policy, however, must be at least equal to 250% of accumulated value (accumulated value plus 150% of accumulated value). As a result, if the accumulated value of the Policy exceeds $16,667, the death benefit will be greater than the face amount plus accumulated value. Each additional dollar of accumulated value above $16,667 will increase the death benefit by $2.50. A contract on a 40-year old insured that has an accumulated value of $20,000 will provide a death benefit of $50,000 (250% x $20,000). Similarly, any time accumulated value exceeds $16,667, each dollar taken out of accumulated value reduces the death benefit by $2.50. If, for example, the accumulated value is reduced from $20,000 to $17,000 because of partial surrenders, charges, or negative investment performance, the death benefit will be reduced from $50,000 to $42,500. If, however, at any time in this illustration 250% of the accumulated value were less than $25,000 plus accumulated value, the death benefit would be $25,000 plus the accumulated value of the Policy.


The Company guarantees that, so long as the Policy remains in force, the death benefit under either death benefit option will never be less than the current face amount of the Policy. However, the death proceeds payable may be less than the death benefit in the event of policy loans, unpaid loan interest or overdue monthly deductions.


CHANGE IN DEATH BENEFIT OPTION
A policyowner may make a written request to change the death benefit option on or after the first anniversary of a Policy. Only two changes in death benefit option are allowed per policy year. There are no charges or fees for changing the death benefit option. Any written request for change in death benefit option must be approved by the Company. The effective date of any change will be the monthly date that coincides with or next follows the day the request for change is approved by the Company. A change in death benefit option will affect future cost of insurance charges.

If the death benefit option is changed from Death Benefit Option 1 to Death Benefit Option 2, the new face amount will be the old face amount decreased by the Policy's accumulated value as determined on the effective date of the change. This change will not be allowed if it will result in a face amount less than the minimum face amount of $25,000. Changing from Death Benefit Option 1 to Death Benefit Option 2 may require evidence of insurability satisfactory to the Company that the insured is insurable for the new death benefit under its underwriting rules then in effect.


If the death benefit option is changed from Death Benefit Option 2 to Death Benefit Option 1, the new face amount will be the old face amount increased by the Policy's accumulated value as determined on the effective date of the change. Changing from Death Benefit Option 2 to Death Benefit Option 1 does not require evidence of insurability.


ADJUSTMENT OPTIONS
A policyowner may make a written request to increase the face amount of a Policy at any time, so long as the Policy is not in a grace period or monthly deductions are not being waived under a rider. A policyowner may make a written request to decrease the face amount at any time on or after the first Policy anniversary so long as the Policy is not in a grace period or monthly deductions are not being waived under a rider. Any written request for adjustment of face amount must be approved by the Company and is subject to these additional conditions:
1) Any request for an increase in face amount must be applied for by a supplemental application, signed by the insured, and shall be subject to evidence of insurability satisfactory to the Company under its insurance underwriting guidelines and suitability rules and procedures then in effect. The minimum increase in face amount is $5,000. The age of the insured must be 75 or less at the time of the request.

2) A request for a decrease in face amount must be applied for by a supplemental application, signed by the insured, and may not reduce the face amount of the Policy below $25,000.

3) Any increase in face amount will be in a risk classification the Company determines.

4) Any adjustment approved by the Company will become effective on the monthly date that coincides with or next follows the Company's approval of the request.

Any payment submitted with a proposed face amount increase is held initially in the General Account without interest. If the Company approves the adjustment, then on the effective date of the adjustment the amount of the premium payment so held, less the Premium Expense Charge, is allocated among the Divisions in accordance with the policyowner's existing directions for allocation of premium payments. Net premiums paid after an increase in face amount also are allocated among the Divisions in accordance with the policyowner's existing directions for allocation of premium payments.


Any increase in face amount will carry its own free look period and exchange right, which apply only to the increase in face amount, not the entire Policy. The policyowner has a limited right to cancel the face amount increase. The request to cancel a face amount increase must be in writing. The written request and the Policy data pages reflecting the increase must be personally delivered or mailed to the home office of the Company or to the agent or broker who sold the face amount increase before the later of:

.. 10 days after Policy data pages reflecting the increase are received by the policyowner;
.. 10 days after a written notice is delivered to the policyowner which tells about the cancellation of face amount increase right; or .. 45 days after the policyowner completes the application for the face amount increase.

If the Company does not approve a requested face amount increase or the policyowner cancels a request for face amount increase that has not yet become effective, the Company will refund to the policyowner any payment submitted with the proposed face amount increase. If on or after the effective date of the increase the policyowner exercises the limited right to cancel the face amount increase, then the Company will refund to the policyowner only that portion of the premiums paid with the adjustment application and during the free look period attributable to the face amount increase, unless directed otherwise by the policyowner. Any amount to be refunded will ordinarily be disbursed by the Company to the policyowner within seven days after the request for cancellation of the face amount increase is received in the Company's home office or the request for face amount is disapproved by the Company. (See "Postponement of Payments.") The Company will also reverse the amount of any monthly deduction attributable to the face amount increase and return it to the Policy's accumulated value unless the policyowner and the Company agree on another method of refund.


POLICY VALUES


CALCULATION OF ACCUMULATED VALUE
The Policy's accumulated value is equal to the total of its investment account values and any amounts in the Policy's loan account. An investment account is established for each Division of the Separate Account, representing the interest of the Policy for such Division. A Policy's investment account value for each Division is equal to the number of units in that investment account multiplied by the Division's unit value.

When an amount is allocated or transferred to a Division, units are credited to the appropriate investment account. When an amount is deducted or transferred from a Division, units of the appropriate investment account are cancelled. The number of units and fractional units credited or cancelled is equal to the dollar amount of the transaction divided by the unit value of the Division for the valuation period when the transaction occurs. The unit value of each Division is determined on each valuation date. The number of units credited or cancelled will not change because of subsequent changes in unit value. The dollar value of each Division's units will vary depending upon the investment performance of the corresponding underlying mutual fund.

UNITS
On the later of the policy date or the end of the valuation period during which the first premium is received, the number of units in an investment account equals: (1) the first net premium allocated to that Division; less (2) the monthly deduction withdrawn from that Division for the first policy month; divided by (3) the unit value for that Division on that valuation date. At the end of each valuation period thereafter, the number of units in an investment account equals (1) plus (2) plus (3) less (4) less (5) less (6) where:
1) is units in the investment account on the previous valuation date;

2) is units credited to the investment account when any additional net premium is allocated to the Division during the current valuation period;

3) is units credited for transfers from another Division or from the loan account during the current valuation period;

4) is units cancelled for transfers to another Division, transaction charges, or transfers to the loan account to secure a policy loan during the current valuation period;

5) is units cancelled for partial surrenders and transaction charges during the current valuation period; and

6) is units cancelled to pay the monthly deduction from the Division whenever a valuation period includes a monthly date.

UNIT VALUES
The unit value of a Division on any valuation date is calculated by multiplying
(1) by (2) where:
1) is the Division's unit value on the previous valuation date; and

2) is the net investment factor for the current valuation period.

The unit value of each Division's units on any day other than a valuation date is the unit value as of the next valuation date.


NET INVESTMENT FACTOR
The net investment factor measures the investment performance of each Division and is used to determine changes in unit value from one valuation period to the next valuation period. The net investment factor for a valuation period is equal to:
1) The quotient obtained by dividing:
  a) the net asset value of a share of the underlying mutual fund as of the end of such valuation period, plus the per share amount of any dividend or other distribution made by that mutual fund during such valuation period (less any amount charged against the Division for taxes or any amount set aside during the valuation period by the Company to provide for taxes attributable to the operation or maintenance of that Division); by

  b) the net asset value of a share of that Account as of the end of the immediately preceding valuation period;

 LESS


2) a current mortality and expense risks charge of .0020548% on a daily basis (.75% on an annual basis) for the number of days within such valuation period. The mortality and expense risks charge is guaranteed not to exceed .0024658% on a daily basis (.90% on an annual basis).

The amount of any taxes charged against a Division or set aside and the amount derived from the mortality and expense risks charge will be accrued daily and will be transferred from the Separate Account to the general account of the Company at the discretion of the Company.


When an investment owned by the underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of the underlying mutual fund increases, the unit value of the corresponding Division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units that a policyowner owns in an Investment Account.

VALUATIONS IN CONNECTION WITH A POLICY
All valuations in connection with a Policy, i.e., determining units to be credited or cancelled with respect to investment accounts, determining net surrender value, and calculation of the death benefit on the insured's death, will be made on the date of the transaction or on the date of the insured's death, if applicable, if such date is a valuation date. Otherwise, such determination will be made on the next succeeding day which is a valuation date for the Policy.

TRANSFERS
Accumulated value may be transferred among the Divisions. The total amount transferred each time must be at least $250 unless a lesser amount constitutes the Policy's entire accumulated value in a Division. The effective date of a transfer is the date the request is received at the home office of the Company. All transfers with the same effective date count as one transfer.

POLICY LOANS
So long as a Policy remains in effect and the Policy has loan value, a policyowner may borrow money from the Company using the Policy as the only security for the loan. A Policy's loan value, which is the maximum amount that may be borrowed, is (1) minus (2) where: (1) is 90% of the Policy's surrender value and (2) is any outstanding policy loans and unpaid loan interest. The loan value is determined as of the loan date. The loan date is the date a loan request is processed at the home office of the Company.

The minimum amount of any policy loan is $500. Proceeds of policy loans ordinarily will be disbursed within seven days from the date of receipt of a written request at the Company's home office. (See "Postponement of Payments.")


When a policy loan is made, a portion of the Policy's accumulated value equal to the amount of the loan is transferred to the loan account from the Divisions in the proportion requested by the policyowner. If no request for allocation of the loaned amount is made by the policyowner, the loan amount will be withdrawn from the Divisions in the same proportion as was the most recent monthly deduction. Any loan interest that is due and unpaid will be transferred in the same manner. Accumulated value in the loan account will accrue interest daily at an effective annual rate of six percent. Such interest will be transferred to the Separate Account and allocated on the policy anniversary to the Divisions in the proportion currently designated by a policyowner for the allocation of premium payments. A Policy's loan account is part of the Company's general account.


The Company charges interest on policy loans. Interest accrues daily at an effective annual rate of eight percent. Interest is due and payable at the end of the policy year. Any interest not paid when due is added to the loan principal and bears interest at the rate of eight percent. Adding unpaid interest to the loan principal will cause additional amounts to be withdrawn from the Divisions in the same manner as described above for loans. Amounts withdrawn from the Divisions for unpaid loan interest will be transferred to the loan account.


Unpaid policy loans and loan interest reduce the Policy's net surrender value and may cause it to be less than the monthly deduction on a monthly date. If on any monthly date the net surrender value is not sufficient to pay the monthly deduction, the 61-day grace period provision will apply. (See "Policy Termination.") Policy loans may negatively affect the Death Benefit Guarantee (see "Death Benefit Guarantee Rider").


So long as a Policy remains in force, policy loans and loan interest may be repaid in whole or in part at any time during the insured's life. The minimum loan repayment amount is $30. If the policyowner does not designate a payment as a premium payment or if the Company cannot identify it as a premium payment, the Company will apply the payment received as a loan repayment. Accumulated value in the loan account equal to the loan repayment will be transferred to the Divisions in the proportion currently designated by a policyowner for the allocation of premium payments. Any policy loan, whether repaid or not, is likely to have a permanent effect on the Policy's accumulated value. Accumulated value held in the Policy's loan account will earn interest at an effective annual fixed rate of six percent. If the policy loan had not been made, that accumulated value would have reflected the investment experience of the chosen Division or Divisions. Any policy loans and loan interest are subtracted from life insurance proceeds payable at the insured's death, from surrender value upon total surrender or termination of a Policy when a grace period expires without sufficient premium payment, and from accumulated value payable at maturity.

SURRENDER
A Policy has a surrender value and a net surrender value. The surrender value of a Policy is its accumulated value less the surrender charge. The net surrender value of a Policy is its surrender value less any loans and loan interest.

So long as the Policy is in effect, a policyowner may elect to surrender the Policy and receive its net surrender value as of the date the Company receives the policyowner's written request at its home office. After the first policy anniversary and so long as a Policy is in effect, a policyowner may request a partial surrender of the accumulated value of the Policy, but no more than two times per policy year. The minimum amount of a partial surrender is $500 and the maximum amount of any one partial surrender is 50% of the Policy's net surrender value at the time written request for partial surrender is received at the Company's home office. A transaction charge of the lesser of $25 or two percent of the amount surrendered is imposed on each partial surrender, which is intended to cover the administrative costs of processing the partial surrender. There is no surrender charge assessed upon a partial surrender. The Policy's accumulated value reduces by the amount of the partial surrender plus the amount of the transaction charge. If Death Benefit Option 1 is in effect at the time of a partial surrender, then the Policy's face amount also reduces by the amount of the partial surrender and the transaction charge.


A policyowner may designate the amount of the partial surrender to be withdrawn from each of the Divisions. If no designation is made, the amount of the partial surrender will be withdrawn from the Divisions in the same proportion as the most recent monthly deduction. The transaction charge is deducted on a prorated basis from the Divisions from which accumulated value is surrendered unless the policyowner directs the Company to deduct the transaction charge from only one Division.


Partial surrenders may negatively affect the Death Benefit Guarantee (see "Death Benefit Guarantee Rider").


A surrender charge is imposed upon total surrender of a Policy which occurs at any time within the first ten years after the policy date. In addition, if total surrender of a Policy occurs at any time within the first ten years after the adjustment date of a face amount increase, a surrender charge attributable to the face amount increase will be imposed. (See "Surrender Charge.") The surrender charge will be waived if the Policy is surrendered in connection with an exchange offer for another policy issued by the Company. Proceeds from partial or total surrender of a Policy will ordinarily be disbursed within seven days from the date of receipt of a written request at the Company's home office. (See "Postponement of Payments.")


CHARGES AND DEDUCTIONS


The Company will make certain charges and deductions to support the operation of the Policy and the Separate Account. In addition, there are fees for the administration costs involved in processing all partial surrenders of accumulated value.



PREMIUM EXPENSE CHARGE
Upon receipt of each premium payment, the Company deducts a premium expense charge. The premium expense charge includes a 5% of premium sales load and a premium tax charge of 2%. For the year ended December 31, 2001, the Company collected $187,541 in premium expense charges and $75,016 in premium tax charges. In addition, a sales load of up to a maximum of 25% of the minimum first year premium may be imposed as a part of a surrender charge upon total surrender or termination of a Policy for insufficient value. Sales loads, including the sales load portion of the surrender charge more fully described below, are intended to compensate the Company for distribution expenses including registered representatives' commissions, the printing of prospectuses and sales literature, and advertising. The sales loads imposed in any policy year are not necessarily related to actual distribution expenses incurred in that year. Instead, the Company expects to incur the majority of distribution expenses in the early years of a Policy and to recover any deficiency over the life of a Policy. To the extent distribution expenses exceed sales loads (including the sales load portion of surrender charges, if any) in any year, the Company will pay them from its other assets or surplus in its general account, which includes amounts derived from mortality and expense risks charges and from mortality gains.

The premium tax charge portion of the premium expense charge is deducted to cover premium taxes imposed against the Company by governmental entities. The premium tax charge, which cannot be changed, is not expected to exceed the premium taxes charged to the Company.


No reduction in the charge is made to reflect the fact that in some states the Company may pay state income taxes in lieu of a portion of the premium tax liability for that state.



MONTHLY DEDUCTION
On each monthly date, the Company will deduct from the accumulated value of a Policy an amount to cover certain charges and expenses incurred in connection with the Policy. The monthly deduction consists of a monthly administration charge, a charge for the cost of insurance and a charge for any optional benefits added by rider. During the year ended December 31, 2001 administrative and cost of insurance charges totaled $1,941,635.


The current monthly administration charge for a Policy is $4.75 per month and is guaranteed never to exceed $5.00 per month. The Policy also provides for a contingent deferred administration charge which is a part of the surrender charge imposed upon total surrender or termination of a Policy when a grace period expires without sufficient premium payment. The monthly administration charge and the deferred administration charge reimburse the Company for the recurring administrative expenses related to the Policy and the Separate Account. These expenses are expenses other than sales expenses and include, for example, the cost of processing applications, conducting medical examinations, determining insurability, establishing policy records, premium reminders and collection, record keeping, processing death benefit claims and policy changes, reporting, and overhead costs. The Company does not expect to recover from the administration charges any amount above its accumulated expenses associated with the Policies and the Separate Account.


The monthly cost of insurance charge is calculated as (1) multiplied by the result of (2) minus (3) where:

1) is the cost of insurance rate as described below divided by 1,000;

2) is the death benefit at the beginning of the policy month; and

3) is the accumulated value at the beginning of the policy month.

The cost of insurance rate is based on the sex, attained age and risk classification of the insured under the Policy. (For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the cost of insurance is not based on the sex of the insured.) The rate will be determined by the Company based upon its expectations as to future mortality experience, but the rate will never exceed the rate shown in the Table of Monthly Guaranteed Cost of Insurance Rates set forth in the Policy. These guaranteed maximum rates are based on the 1980 Smoker and Nonsmoker Commissioners Standard Ordinary Mortality Tables. The table used will be male or female according to the sex of the insured (where allowed by law). Any change in current cost of insurance rates will apply to all individuals of the same age, sex and risk classification of the insured. However, different maximum cost of insurance rates may apply to any face amount increases under a Policy.


The monthly deduction is made only from the Policy's accumulated value held in the Divisions of the Separate Account. No deduction is made from any accumulated value of the Policy held in the Company's general account for the purpose of securing policy loans. The amount deducted from each Division will be in accordance with policyowner instruction on the application for the Policy. The policyowner's choice of monthly deduction allocation percentages may be: (1) the same as the allocation percentages for premiums, (2) on a prorated basis or (3) any other method of allocation agreed upon by the policyowner and the Company. For each Division, the allocation percentages must be zero or a whole number not less than ten nor greater than 100. The allocation percentages chosen by the policyowner must total 100. Requests for changes in allocation percentages are effective on the next monthly date following approval by the Company. If following the policyowner's instruction as to allocation of monthly deductions would not be possible on any monthly date due to insufficient accumulated value of the Policy in an affected Division, deductions will be allocated on a prorated basis.

MORTALITY AND EXPENSE RISKS CHARGE
The Company will assess a charge on a daily basis against each Division equal to 0.75% (on an annual basis) of the value of the Division to compensate the Company for its assumption of certain mortality and expense risks in connection with the Policy. Specifically, the Company bears the risk that the costs of death benefits under the Policies will be greater than anticipated. The Company also assumes the risk that the actual cost incurred by it to administer the Policies will not be covered by charges assessed under the Policies. This charge is guaranteed never to exceed 0.90% on an annual basis of the assets of each Division. During the year ended December 31, 2001 mortality and expense risk charges totaled $207,666.


TRANSACTION CHARGE
A transaction charge of the lesser of $25 or 2% of the amount being surrendered is imposed on each partial surrender of accumulated value. A transaction charge of $25 is imposed on each transfer of accumulated value among Divisions exceeding four per policy year. All transfers with the same effective date count as one transfer.

SURRENDER CHARGE
During the first ten policy years, the Company will assess a surrender charge upon total surrender of a Policy or termination of a Policy when a grace period expires without sufficient premium payment. The amount of the charge assessed per $1,000 of face amount depends upon the sex (where allowed by law) and attained age of the insured on the policy date and how long the Policy has been in force. In addition, the Company will assess a surrender charge upon surrender or termination of a Policy for insufficient premium payment which occurs during the first ten policy years after the adjustment date for a face amount increase. The amount of the surrender charge assessed per $1,000 of net increase in face amount depends upon the sex (where allowed by law) and attained age of the insured on the adjustment date and how long the increase has been in force. (For Policies issued in states requiring unisex pricing or in connection with employment related insurance and benefit plans, the surrender charge is not based on the sex of the insured.) Thus, surrender of a Policy or termination of a Policy for insufficient value within the first ten policy years and within ten years after the adjustment date of a face amount increase will result in assessment of a composite surrender charge representing the charge imposed on the initial face amount and the charge imposed on the face amount increase. The surrender charge builds up on a monthly basis during the first policy year (and during the first year after a face amount increase), remains level to the end of the third policy year (and to the end of the third year after a face amount increase) and grades down gradually each year thereafter to zero in the tenth policy year (and in the tenth year after a face amount increase). Surrender charges do not decrease when the face amount of a Policy is decreased. No additional surrender charges apply when the death benefit under a Policy is changed from Death Benefit Option 2 to Death Benefit Option 1.

The surrender charge is comprised of two parts: A contingent deferred sales charge and a contingent deferred administration charge. The contingent deferred sales charge portion of the surrender charge is assessed to recover sales expenses and is in addition to the 5% sales charge which is deducted when premium payments are made. The contingent deferred sales charge will not exceed 25% of this minimum first year premium.


The contingent deferred administration charge portion of the surrender charge is intended to reimburse the Company for administrative expenses associated with the Policy and the Separate Account and is in addition to the monthly administration charge for a Policy. The surrender charge is a contingent charge and will never be assessed if total surrender of a Policy or termination of a Policy for insufficient value does not occur within the first ten policy years or within ten years of the adjustment date for a face amount increase.



During the year ended December 31, 2001 the Company received surrender charges totaling $76,091.

                 FIRST YEAR CONTINGENT DEFERRED SURRENDER CHARGES
                             PER $1000 OF FACE AMOUNT
                                    MALE LIVES
 ISSUE      ADM.      SALES      TOTAL     ISSUE      ADM.      SALES       TOTAL
  AGE      CHARGE      LOAD     CHARGE      AGE      CHARGE      LOAD      CHARGE
 -----     ------     -----     ------     -----     ------     -----      ------
    0       0.43       0.89      1.32        40        2.31      1.71        4.02
    1       0.69       0.63      1.32        41        2.38      1.81        4.19
    2       0.72       0.62      1.34        42        2.47      1.91        4.38
    3       0.74       0.62      1.36        43        2.56      2.02        4.58
    4       0.77       0.62      1.39        44        2.65      2.14        4.79
    5       0.80       0.61      1.41        45        2.74      2.27        5.01
    6       0.84       0.60      1.44        46        2.86      2.39        5.25
    7       0.87       0.60      1.47        47        3.00      2.50        5.50
    8       0.91       0.60      1.51        48        3.14      2.63        5.77
    9       0.93       0.61      1.54        49        3.30      2.76        6.06
   10       0.96       0.62      1.58        50        3.46      2.90        6.36
   11       0.97       0.65      1.62        51        3.63      3.06        6.69
   12       0.97       0.69      1.66        52        3.81      3.23        7.04
   13       0.96       0.74      1.70        53        4.01      3.40        7.41
   14       0.95       0.80      1.75        54        4.22      3.58        7.80
   15       0.93       0.86      1.79        55        4.44      3.78        8.22
   16       0.92       0.91      1.83        56        4.69      3.98        8.67
   17       0.91       0.96      1.87        57        4.97      4.18        9.15
   18       0.92       1.00      1.92        58        5.26      4.40        9.66
   19       0.93       1.03      1.96        59        5.55      4.66       10.21
   20       1.02       0.99      2.01        60        5.82      4.98       10.80
   21       1.07       0.99      2.06        61        6.05      5.37       11.42
   22       1.11       1.00      2.11        62        6.27      5.83       12.10
   23       1.16       1.01      2.17        63        6.48      6.34       12.82
   24       1.22       1.01      2.23        64        6.70      6.89       13.59
   25       1.28       1.02      2.30        65        6.95      7.47       14.42
   26       1.34       1.03      2.37        66        7.24      8.07       15.31
   27       1.41       1.04      2.45        67        7.55      8.71       16.26
   28       1.47       1.06      2.53        68        7.88      9.40       17.28
   29       1.53       1.09      2.62        69        8.22     10.16       18.38
   30       1.60       1.11      2.71        70        8.59     10.98        9.57
   31       1.66       1.15      2.81        71        8.98     11.87       20.85
   32       1.73       1.19      2.92        72        9.41     12.83       22.24
   33       1.80       1.23      3.03        73        9.83     13.88       23.71
   34       1.87       1.28      3.15        74       10.23     15.06       25.29
   35       1.93       1.34      3.27        75       10.58     16.38       26.96
   36       2.01       1.40      3.41
   37       2.08       1.47      3.55
   38       2.15       1.54      3.69
   39       2.23       1.62      3.85

                 FIRST YEAR CONTINGENT DEFERRED SURRENDER CHARGES
                             PER $1000 OF FACE AMOUNT
                                   FEMALE LIVES
 ISSUE      ADM.      SALES      TOTAL     ISSUE      ADM.      SALES       TOTAL
  AGE      CHARGE      LOAD     CHARGE      AGE      CHARGE      LOAD      CHARGE
 -----     ------     -----     ------     -----     ------     -----      ------
    0       0.44       0.76      1.20        40        1.97      1.52        3.49
    1       0.66       0.54      1.20        41        2.03      1.60        3.63
    2       0.68       0.54      1.22        42        2.09      1.69        3.78
    3       0.70       0.54      1.24        43        2.15      1.78        3.93
    4       0.72       0.54      1.26        44        2.23      1.87        4.10
    5       0.74       0.54      1.28        45        2.30      1.98        4.28
    6       0.77       0.54      1.31        46        2.40      2.06        4.46
    7       0.79       0.54      1.33        47        2.51      2.15        4.66
    8       0.82       0.54      1.36        48        2.63      2.23        4.86
    9       0.84       0.54      1.38        49        2.74      2.34        5.08
   10       0.85       0.56      1.41        50        2.87      2.44        5.31
   11       0.88       0.57      1.45        51        3.00      2.56        5.56
   12       0.89       0.59      1.48        52        3.15      2.67        5.82
   13       0.90       0.61      1.51        53        3.32      2.78        6.10
   14       0.92       0.63      1.55        54        3.50      2.90        6.40
   15       0.93       0.66      1.59        55        3.67      3.04        6.71
   16       0.94       0.68      1.62        56        3.88      3.17        7.05
   17       0.96       0.70      1.66        57        4.10      3.30        7.40
   18       0.99       0.72      1.71        58        4.33      3.46        7.79
   19       1.01       0.74      1.75        59        4.62      3.58        8.20
   20       1.05       0.75      1.80        60        4.90      3.74        8.64
   21       1.07       0.77      1.84        61        5.16      3.97        9.13
   22       1.11       0.78      1.89        62        5.41      4.23        9.64
   23       1.15       0.80      1.95        63        5.64      4.56       10.20
   24       1.18       0.82      2.00        64        5.86      4.94       10.80
   25       1.22       0.84      2.06        65        6.11      5.32       11.43
   26       1.26       0.87      2.13        66        6.39      5.73       12.12
   27       1.30       0.90      2.20        67        6.70      6.16       12.86
   28       1.35       0.92      2.27        68        7.06      6.61       13.67
   29       1.39       0.95      2.34        69        7.47      7.07       14.54
   30       1.44       0.98      2.42        70        7.97      7.53       15.50
   31       1.49       1.01      2.50        71        8.45      8.10       16.55
   32       1.54       1.05      2.59        72        8.93      8.77       17.70
   33       1.59       1.09      2.68        73        9.44      9.50       18.94
   34       1.65       1.13      2.78        74        9.94     10.35       20.29
   35       1.71       1.17      2.88        75       10.33     11.42       21.75
   36       1.76       1.23      2.99
   37       1.81       1.30      3.11
   38       1.87       1.36      3.23
   39       1.92       1.44      3.36

                 FIRST YEAR CONTINGENT DEFERRED SURRENDER CHARGES
                             PER $1000 OF FACE AMOUNT
                                   UNISEX LIVES
 ISSUE      ADM.      SALES      TOTAL     ISSUE      ADM.      SALES       TOTAL
  AGE      CHARGE      LOAD     CHARGE      AGE      CHARGE      LOAD      CHARGE
 -----     ------     -----     ------     -----     ------     -----      ------
   0        0.43       0.87      1.30        40        2.26      1.69        3.95
   1        0.69       0.61      1.30        41        2.34      1.78        4.12
   2        0.72       0.60      1.32        42        2.42      1.88        4.30
   3        0.74       0.60      1.34        43        2.51      1.99        4.50
   4        0.77       0.60      1.37        44        2.60      2.10        4.70
   5        0.79       0.60      1.39        45        2.69      2.23        4.92
   6        0.83       0.59      1.42        46        2.80      2.35        5.15
   7        0.86       0.59      1.45        47        2.93      2.46        5.39
   8        0.90       0.59      1.49        48        3.07      2.58        5.65
   9        0.92       0.60      1.52        49        3.22      2.71        5.93
   10       0.95       0.61      1.56        50        3.38      2.84        6.22
   11       0.96       0.64      1.60        51        3.55      2.99        6.54
   12       0.97       0.67      1.64        52        3.73      3.15        6.88
   13       0.96       0.72      1.68        53        3.92      3.32        7.24
   14       0.95       0.77      1.72        54        4.12      3.50        7.62
   15       0.94       0.82      1.76        55        4.33      3.69        8.02
   16       0.93       0.87      1.80        56        4.58      3.88        8.46
   17       0.93       0.91      1.84        57        4.85      4.07        8.92
   18       0.94       0.95      1.89        58        5.14      4.28        9.42
   19       0.96       0.97      1.93        59        5.43      4.52        9.95
   20       1.04       0.94      1.98        60        5.70      4.82       10.52
   21       1.08       0.95      2.03        61        5.93      5.19       11.12
   22       1.12       0.96      2.08        62        6.16      5.62       11.78
   23       1.17       0.97      2.14        63        6.37      6.11       12.48
   24       1.22       0.98      2.20        64        6.59      6.64       13.23
   25       1.28       0.99      2.27        65        6.84      7.19       14.03
   26       1.34       1.00      2.34        66        7.13      7.77       14.90
   27       1.40       1.02      2.42        67        7.44      8.38       15.82
   28       1.46       1.04      2.50        68        7.77      9.04       16.81
   29       1.52       1.06      2.58        69        8.13      9.75       17.88
   30       1.58       1.09      2.67        70        8.51     10.53       19.04
   31       1.64       1.13      2.77        71        8.91     11.38       20.29
   32       1.71       1.17      2.88        72        9.34     12.31       21.65
   33       1.77       1.21      2.98        73        9.78     13.31       23.09
   34       1.84       1.26      3.10        74       10.20     14.44       24.64
   35       1.91       1.31      3.22        75       10.55     15.73       26.28
   36       1.98       1.38      3.36
   37       2.05       1.44      3.49
   38       2.11       1.52      3.63
   39       2.19       1.60      3.79

The percentage of the first year surrender charges shown above remaining in each policy year thereafter is:

                                                PERCENTAGE OF FIRST YEAR
                          POLICY YEAR          SURRENDER CHARGES REMAINING
                          -----------          ---------------------------
                               2                         100.0%
                               3                         100.0%
                               4                          87.5%
                               5                          75.0%
                               6                          62.5%
                               7                          50.0%
                               8                          37.5%
                               9                          25.0%
                              10                          12.5%
                              11+                          0.0%



If the face amount of a Policy is increased, surrender charges apply to the net increase in face amount as though a new Policy had been issued for an amount equal to net increase, based on the tables set out above. The net increase in face amount is equal to the increase in face amount less earlier decreases in face amount not offset against an earlier increase in face amount. The Minimum Required Premium following a requested face amount increase will be shown on the Policy data pages issued to reflect the adjustment.


Surrender charges following a Policy's reinstatement commence at the rate in effect at the time of the Policy's termination.


OTHER CHARGES
Shares of the underlying mutual funds are purchased by the corresponding Divisions at net asset value. The net asset value reflects the investment management fees and corporate operating expenses already deducted from the assets of the underlying mutual fund.

The Company reserves the right to charge the assets of each Division of the Separate Account to provide for any income taxes payable by the Company on the assets of such Divisions.


SPECIAL PLANS
Where allowed by law, the Company may reduce or eliminate certain charges for Policies issued under special circumstances that result in lower expenses to the Company. For example, special circumstances may exist in connection with group arrangements, including employer or employee organization sponsored plans, and with regard to Policies issued to persons owning other policies issued by the Company or its subsidiaries. The amount of any reduction, the charges to be reduced, and the criteria for applying a reduction will reflect the reduced sales effort, costs and differing mortality experience appropriate to the circumstances giving rise to the reduction. The charges will be reduced in accordance with the Company's practice in effect when the Policy is issued. Reductions will not be unfairly discriminatory against any person, including the purchasers to whom the reduction applies and all other owners of the Policies.

OTHER MATTERS


VOTING RIGHTS
The Company shall vote underlying mutual fund shares held in the Separate Account at regular and special meetings of shareholders, but will follow voting instructions received from persons having the voting interest in such underlying mutual fund shares.

The policyowner has the voting interest under a Policy. The policyowner shall have one vote for each $100 of accumulated value in the Divisions, with fractional votes allocated for amounts less than $100. The number of votes on which the policyowner has the right to instruct will be determined as of the date established by the underlying mutual fund for determining shareholders eligible to vote at the meeting of the mutual fund. Voting instructions will be solicited by written communications prior to such meetings in accordance with procedures established by the mutual fund. The Company will vote other mutual fund shares held by the Separate Account, including those for which no instructions are received in the same proportion as it votes shares for which it has received instructions. All mutual fund shares held in the general account of the Company will be voted in proportion to instructions that are received with respect to participating contracts.


If the Company determines pursuant to applicable law that mutual fund shares held in the Separate Account need not be voted pursuant to instructions received from persons otherwise having the voting interest as provided above, then the Company may vote mutual fund shares held in the Separate Account in its own right.


The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment objective of the mutual fund, or disapprove an investment advisory contract of the mutual fund. In addition, the Company may disregard voting instructions in favor of changes initiated by a policyowner in the investment policy or the investment advisor of the mutual fund if the Company reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or the Company determines that the change would be inconsistent with the investment objectives of the mutual fund or would result in the purchase of securities for the mutual fund which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by the Company or any affiliates of the Company which have similar investment objectives. In the event that the Company does disregard voting instructions, a summary of that action and the reason for such actions will be included in the next semi-annual report to policyowners.


STATEMENT OF VALUE
The Company will mail an annual statement to the policyowner after the end of each policy year until the policy terminates. The statement will show:
1) the current death benefit;

2) the current accumulated and surrender values;

3) all premiums paid since the last statement;

4) all charges since the last statement;

5) any policy loans and loan interest;

6) any partial surrenders since the last statement;

7) the number of units and unit value;

8) the total value of each of the policyowner's investment accounts; and

9) any investment gain or loss since the last statement.

Any policyowner may request at any time a current statement of account values, transactions and activities by telephoning 1-800-247-9988.


The Company will also send to the policyowner the reports required by the Investment Company Act of 1940.


SERVICE AVAILABLE BY TELEPHONE
Policyowners may preauthorize the following telephone transactions: 1) transfers between divisions; 2) change in premium allocation percentages; 3) change in monthly deduction percentages; and 4) policy loans (Policy loan proceeds will be mailed only to the policyowner's address of record.) The policyowner may preauthorize the above transactions by submitting a form provided by the Company. Policyowners (or an authorized individual on behalf a trust owning the Policy) may exercise the telephone transactions privilege by telephoning 1-800-247-9988. Telephone transfer requests must be received by the close of normal trading of the New York Stock Exchange to be effective that day. Requests made after that time or on a day when the Company is not open for business will be effective the next business day.

Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The policyowner bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such identification information includes recording all telephone instructions, requesting personal information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the policyowner's address of record. Policyowners may obtain additional information and assistance by telephoning the toll free number. The Company may modify or terminate telephone transfer procedures at any time.


You may obtain contract information from our Direct Dial system between 7:00 a.m. and 9:00 p.m., Central Time, Monday through Saturday. Through this automated telephone system, you can obtain information about unit values and contract values, initiate certain changes to your contract, change your Personal Identification Number (PIN), or speak directly to a customer service representative. The telephone number is 1-800-247-9988. As with other telephone services, instructions received via our Direct Dial system will be binding on all policyowners. Instructions received from an authorized individual on behalf
                  -------------------------------------------------------------
of a trust which owns a Policy are binding on the owner.
--------------------------------------------------------


INTERNET
Internet access is available for you at www.principal.com. For security purposes, you need a personal identification number (PIN) to use any of the new Internet services, including viewing your policy information online. If you don't have a PIN, you can obtain one at www.principal.com. You may also elect Internet authorization for your sales representative by providing us written notice.

If the Policy is owned by a trust, an authorized individual (with the proper
----------------------------------------------------------------------------
PIN) may use these services and provide us with instructions.
-------------------------------------------------------------


GENERAL PROVISIONS


ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
The Company reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares held by any Division or which any Division may purchase. If shares of any mutual fund should no longer be available for investment or if, in the judgment of the Company's management, further investment in shares of any mutual fund should become inappropriate in view of the purposes of the Policy, the Company may substitute shares of any other investment company for shares already purchased, or to be purchased in the near future under the Policies. No substitution of securities will take place without notice to policyowners and without prior approval of the Securities and Exchange Commission, to the extent required by the Investment Company Act of 1940.

The investment policy of the Separate Account will not be materially changed unless a statement of the change is filed with and not disapproved by the Insurance Commissioner of the State of Iowa and the Superintendent of Insurance of the State of New York, if required. Whether a change in investment policy is material will be determined in conjunction with the appropriate state insurance commissioner(s). The policyowner will be notified of any material investment policy change. The policyowner may then change allocation percentages and transfer any value in an affected Division to another Division without charge. In the alternative, the policyowner may exchange the Policy for a fixed-benefit, flexible premium life insurance policy offered by the Company for this purpose. The policyowner may exercise this exchange privilege until the later of 60 days after (i) the effective date of such change, or (ii) the receipt of a notice of the options available. The face amount of the new policy will be the death benefit of the Policy on the date of exchange.


MARKET TIMING DISCLOSURE
The Policy does not permit excessive trading or market timing. Market timing activity can disrupt management strategy of the underlying mutual funds and increase expenses, which are borne by all Policy owners. We reserve the right to reject excessive exchanges or purchases by market timers if the trade would disrupt the management of the Separate Account, any Division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges at any time to prevent market timing efforts that could disadvantage other Policy owners. These modifications could include, but not be limited to:
.. requiring a minimum time period between each transfer;

.. not accepting transfer requests from someone providing them for multiple
  Policies for which he or she is not the owner; or .. limiting the dollar amount that a Policy owner may transfer at any one time.

Each underlying mutual fund is subject to certain investment restrictions which may not be changed without the approval of the majority of the outstanding voting securities of such fund. See the accompanying prospectuses for the underlying mutual funds.


OPTIONAL INSURANCE BENEFITS
Subject to certain requirements and approval by state insurance departments, one or more supplementary benefits may be added to a Policy, including those providing term insurance options, providing accidental death coverage, waiving monthly deductions upon disability, accelerating benefits in the event of terminal illness, providing cost of living increases in benefits, providing a death benefit guarantee described below, providing a guaranteed increase option and, in the case of business-owned Policies, permitting a change of the life insured and providing enhanced policy values in the early years of a Policy. More detailed information concerning supplementary benefits may be obtained from an authorized agent of the Company. The cost, if any, of any optional insurance benefits will be deducted as part of the monthly deduction.

DEATH BENEFIT GUARANTEE RIDER
The death benefit guarantee rider provides that if the death benefit guarantee premium requirement is satisfied the Policy will not enter its grace period even if the net surrender value is insufficient to cover the monthly deduction on a monthly date. This rider is automatically made a part of all Policies at no premium. The death benefit guarantee premium requirement is satisfied if the sum of all premiums paid less any partial surrenders and any policy loans and unpaid loan interest equals or exceeds the sum of the monthly death benefit guarantee premiums applicable to date plus the next monthly death benefit guarantee premium. The death benefit guarantee premium is based on the issue age, sex (where permitted by law), death benefit option, and risk class of the insured. The monthly death benefit guarantee premium will be considered to be zero for any month that deductions are being paid by the Waiver of Monthly Deductions Rider. The death benefit guarantee premium may change if the Policy face amount is changed, the death benefit option is changed, or a rider is added or deleted. As a result of a change, an additional premium may be required on the date of the change in order to satisfy the new death benefit guarantee premium requirement. If on any monthly date the death benefit guarantee premium requirement is not met, the policyowner will be sent a notice of the premium required to maintain the guarantee. If the premium is not received at the Company's home office prior to the expiration of 61 days after the date the notice is mailed, the death benefit guarantee will no longer be in effect and the rider will terminate. If the rider terminates, it may not be reinstated.

Policy loans or partial surrenders may negatively affect the Death Benefit Guarantee.


If this rider is in force, the death benefit guarantee premium requirement is satisfied and the insured is alive on the policy maturity date, the Company will pay the policyowner the excess, if any, of the face amount over the maturity proceeds.


This rider is available only in those states where it has been approved.


THE CONTRACT
The Policy, the application attached to it, any adjustment applications, any amendments to the application, the current data pages, and any written notification showing change make up the entire contract between the Company and the policyowner. Any statements made in the application or an adjustment application will be considered representations and not warranties. No statement, unless made in an application, will be used to void a Policy (or void an adjustment in case of an adjustment application) or to defend against a claim. A Policy may be modified by mutual agreement between the policyowner and the Company. Any alteration of the Policy must be in writing and signed by one of the Company's corporate officers. No one else, including the agent, may change the contract or waive any provisions.

INCONTESTABILITY
The Company will not contest the insurance coverage provided under a Policy, except for any subsequent increase in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. This provision does not apply to claims for total disability or to accidental death benefits which may be provided by a rider to a Policy. Any face amount increase made under the adjustment options has its own two-year contestability period which begins on the effective date of the adjustment.

MISSTATEMENTS
If the age or sex of the insured has been misstated in an application, including a reinstatement application, the death benefit under the Policy will be the Policy's accumulated value plus the amount which would be purchased by the most recent mortality charge at the correct age and sex.

SUICIDE
A Policy does not cover the risk of suicide within two years from the policy date or two years from the date of any increase in face amount with respect to such increase, whether the insured is sane or insane. In the event of suicide within two years of the policy date, the only liability of the Company will be a refund of premiums paid, without interest, less any policy loans and loan interest and any partial surrenders. In the event of suicide within two years of an increase in face amount, the only liability of the Company in respect to that increase in face amount will be a refund of the cost of insurance for such increase.

OWNERSHIP
The owner of the Policy is as named in the application. The owner may exercise every right and enjoy every privilege provided by the Policy, subject to the rights of any irrevocable beneficiary. All privileges and rights of the owner under a Policy end when the owner surrenders the Policy for cash, the death proceeds of the Policy are paid, or the maturity proceeds of the Policy are paid. Also, if the grace period ends without receipt by the Company at its home office of the payment required to keep the Policy in force, the privileges and rights of the owner terminate as of the monthly date on or immediately preceding the start of the grace period. If the owner is not the insured and dies before the insured, the insured becomes the owner unless the owner has provided for a successor owner. The owner may be changed by filing a written request with the Company. The Company's approval is needed and no change is effective until the Company approves the written request for change of owner. Once approved, the change is effective as of the date the owner signed the written request. The Company reserves the right to require that the Policy be sent to the Company so that the change may be recorded.

BENEFICIARIES
The original beneficiaries and contingent beneficiaries are designated by the policyowner on the application. A primary and/or contingent beneficiary or beneficiaries may be changed by written request to the Company. The Company's approval is needed and no change is effective until the Company approves the written request for change of beneficiary. Once approved, the change is effective as of the date the owner signed the written request. If changed, the primary beneficiary or contingent beneficiary is as shown in the latest written change filed with the Company. One or more primary or contingent beneficiaries may be named in the application or a later change request.

BENEFIT INSTRUCTIONS
While the insured is alive, the owner may file instructions for the payment of death proceeds under one of the benefit options under the Policy. Such instructions, or a change of instructions, must be made by written request to the Company. If the owner changes the beneficiary, that change will revoke any prior benefit instructions.

POSTPONEMENT OF PAYMENTS
Payment of any amount upon total or partial surrender, policy loan, or proceeds payable at death or maturity and the right to transfer accumulated value between Divisions may be postponed or suspended whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (2) the Securities and Exchange Commission by order permits postponement for the protection of policyowners; or (3) the Securities and Exchange Commission requires that trading be restricted or declares an emergency, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the net asset value of the underlying mutual funds.

ASSIGNMENT
The Policy can be assigned as collateral for a loan. The Company must be notified in writing if the Policy has been assigned. Each assignment will be subject to any payments made or action taken by the Company prior to its notification of such assignment. The Company is not responsible for the validity of an assignment. An assignment as collateral does not change the owner but the rights of beneficiaries, whenever named, become subordinate to those of the assignee.

POLICY PROCEEDS
Death proceeds under a Policy will ordinarily be paid within seven days after the Company receives due proof of death. Payments may be postponed in certain circumstances. (See "Postponement of Payments.) During the insured's lifetime, the policyowner may arrange for the death proceeds to be paid in a lump sum or under one or more of the settlement options described below. These choices are also available if the Policy is surrendered or matures.

When death proceeds are payable in a lump sum, the beneficiary may select one or more of the settlement options.


The following options are available:


OPTION A

SPECIAL BENEFIT ARRANGEMENT . - A specially designed benefit option may be arranged with the Company's approval.


OPTION B

PROCEEDS LEFT AT INTEREST . - The Company will hold the amount applied on deposit. Interest payments will be made annually, semi-annually, quarterly or monthly, as elected.


OPTION C

FIXED INCOME . - The Company will pay an income of a fixed amount or an income for a fixed period not exceeding 30 years.


OPTION D

LIFE INCOME . - The Company will pay an income during a person's lifetime. A minimum guaranteed period may be used.


OPTION E

JOINT AND SURVIVOR LIFE INCOME . - The Company will pay an income during the lifetime of two persons, and continuing until the death of the survivor. This option includes a minimum guaranteed period of 10 years.


OPTION F

JOINT AND TWO-THIRDS SURVIVOR LIFE INCOME . - The Company will pay an income during the time two persons both remain alive, and two-thirds of the original amount during the remaining lifetime of the survivor.


Interest at a rate set by the Company, but never less than required by state law, will be applied to determine the payment under Option B, and any such interest in excess of the guaranteed minimum will be added to payments under Option C.



NON-PARTICIPATING POLICY
The Policies do not share in any divisible surplus of the Company.


RIGHT TO EXCHANGE POLICY
During the first 24 policy months following issuance of a Policy, except during a grace period, the policyowner may exchange the Policy for any other form of fixed benefit individual life insurance policy (other than term insurance) currently made available by the Company for this purpose on the insured's life. At present, the Company makes a universal life insurance policy available for exercise of this exchange right. Such request must be postmarked or delivered to the home office of the Company before the expiration of 24 months after the policy date. At the option of the policyowner, the new policy will provide either the same death benefit or the same amount at risk as the Policy did at the time of the exchange request. Premiums for the new policy will be based on the same issue age, sex and risk classification of the insured under the Policy. An equitable adjustment in the new policy's payments and cash or accumulated values will be made to reflect variances, if any, in the payments and accumulated values under the Policy and the new policy. Minimum benefits of the new policy will be fixed and guaranteed and the new policy will not participate in the experience of the Separate Account. Policy values will be determined as of the date the written request for exchange is received at the Company's home office. Evidence of insurability will not be required for the exchange. No charge will be imposed on the exercise of this exchange privilege. Any policy loan and loan interest must be repaid prior to the exchange or transferred to the new policy. Any benefit riders included as a part of a Policy may be exchanged, without evidence of insurability, for similar benefit riders on the new policy if both these conditions are met:
1) The policyowner, in the written request for exchange, indicates that the rider or riders should be a part of the new policy; and

2) The similar benefit rider or riders were available for the new policy on the effective date of the benefit rider for the Policy based on the same issue age, sex and risk classification of the insured under the Policy.

The exchange will be effective upon proper receipt by the Company of the written request, any amount required as an adjustment and surrender of the Policy.


The policyowner may also exchange the Policy for a fixed-benefit, flexible premium policy in the event of a material change in investment policy of a Division (see "Addition, Deletion or Substitution of Investments.")


In addition, the policyowner has the right to exchange a face amount increase for a fixed-benefit, flexible premium policy at any time during the first 24 months following issuance of Policy data pages reflecting a face amount increase, but not while the policy is in a grace period (see "Adjustment Options.")


DISTRIBUTION OF THE POLICY


The Policy will be sold by individuals who, in addition to being licensed and appointed as life insurance agents or brokers for the Company, are also registered representatives of the principal underwriter of the Policies, Princor Financial Services Corporation, or of other broker-dealers which Princor Financial Services Corporation selects and the Company approves. Princor Financial Services Corporation is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. For contracts distributed by the principal underwriter commissions will range between 0% and 50% of premium received in the first year of a Policy (and between 0% and 50% of premium received in the first year following an adjustment date), up to a target premium determined by a rate per $1,000 of face amount which varies by the age and sex of the insured. In addition, commissions will include 0% to 4% of premium received in the first year of the Policy, above the target premium. For years two and later of a Policy, commissions will range from 0% to 2% of premiums received. A service fee of 0% to 2% is paid on all premiums received after the first policy year. In addition, a persistency renewal commission may be paid which ranges from 1.25% to 5.25% of premiums received in the first three policy years, depending upon the agent's or broker's total life insurance sales for the Company. Expense allowances may also be payable to agents and brokers based upon premiums received. Commission amounts for contracts distributed by broker-dealers other than the principal underwriter will vary.



For the year ended December 31, 2001, the Company paid Princor Financial Services Corporation $127,685 to compensate registered representatives of the principal underwriter.



The Company has entered into a distribution agreement with Princor Financial Services Corporation. Princor Financial Services Corporation is the principal underwriter for Principal Variable Contracts Fund, Inc., a registered investment company organized by the Company. Princor Financial Services Corporation is a wholly-owned subsidiary of Principal Holding Company. Principal Holding Company is a holding company and a wholly-owned subsidiary of the Company.


OFFICERS AND DIRECTORS OF PRINCIPAL MANAGEMENT CORPORATION



The officers and directors of the investment advisor, Principal Management Corporation, are shown below. This list includes some of the same people (designated by *), who are serving in the same capacities as officers and directors of the underwriter, Princor Financial Services Corporation ("Princor"). The principal business address for each officer and director is:
Principal Financial Group, Des Moines, Iowa 50392.

*JOHN EDWARD ASCHENBRENNER         Director
*PATRICIA ANN BARRY                Assistant Corporate Secretary
*CRAIG LAWRENCE BASSETT            Treasurer
*MICHAEL JON BEER                  Executive Vice President
*MICHAEL THOMAS DALEY              Director
*RALPH CRAIG EUCHER                Director and President
*ARTHUR SIGLIN FILEAN              Senior Vice President
*DENNIS PAUL FRANCIS               Director
*PAUL NORMAN GERMAIN               Vice President - Mutual Fund Operations
*ERNEST HAROLD GILLUM              Vice President - Product Development
                                   Senior Vice President and Corporate
*JOYCE NIXSON HOFFMAN              Secretary
                                   Senior Vice President - Marketing and
*JOHN RANDALL LEPLEY               Distribution
LAYNE ALLAN RASMUSSEN              Controller - Mutual Funds
*MICHAEL DENNIS ROUGHTON           Counsel
*JAMES FRANKLIN SAGER              Vice President
                                   Assistant Vice President - Registered
*JEAN BETSY SCHUSTEK               Products
*KAREN ELIZABETH SHAFF             Director
                                   Senior Vice President and Chief Financial
*KIRK LLOYD TIBBETTS               Officer
*LARRY DONALD ZIMPLEMAN            Director


PRINCIPAL LIFE INSURANCE COMPANY:


EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

JOHN EDWARD ASCHENBRENNER         Executive Vice President
PAUL FRANCIS BOGNANNO             Senior Vice President
GARY MERLYN CAIN                  Senior Vice President
MICHAEL THOMAS DALEY              Executive Vice President
CHARLES ROBERT DUNCAN             Senior Vice President
DENNIS PAUL FRANCIS               Senior Vice President
                                  Executive Vice President and Chief Financial
MICHAEL HARRY GERSIE              Officer
THOMAS JOHN GRAF                  Senior Vice President
ROBB BRYAN HILL                   Senior Vice President
JOYCE NIXSON HOFFMAN              Senior Vice President and Corporate Secretary
DANIEL JOSEPH HOUSTON             Senior Vice President
ELLEN ZISLIN LAMALE               Senior Vice President and Chief Actuary
                                  Senior Vice President and Chief Investment
JULIA MARIE LAWLER                Officer
JAMES PATRICK MCCAUGHAN           Executive Vice President
MARY AGNES O'KEEFE                Senior Vice President
KAREN ELIZABETH SHAFF             Senior Vice President and General Counsel
ROBERT ALLEN SLEPICKA             Senior Vice President
NORMAN RAUL SORENSEN              Senior Vice President
                                  Senior Vice President and Chief Information
CARL CHANSON WILLIAMS             Officer
LARRY DONALD ZIMPLEMAN            Executive Vice President

DIRECTORS

Principal Life Insurance Company is managed by a Board of Directors. The directors of the Company, their positions with the Company, including Board Committee memberships, and their principal occupation during the last five years, are as follows:

    NAME, POSITIONS AND          PRINCIPAL OCCUPATION DURING LAST 5 YEARS
    ------OFFICES------          ----------------------------------------
          -------
                             President and Chief Executive Officer of AT&T
                             Consumer since April 2001. Executive Vice
   BETSY JANE BERNARD        President - National Mass Markets of Qwest
   Director                  Communications, formerly US West, 2000-2001;
   Chair, Nominating         Executive Vice President - Retail Markets, US
   Committee                 West, 1998-2000; President and Chief Executive
                             Officer, US WEST Long Distance, 1997-1998;
                             President and Chief Operating Officer, Avirnex,
                             July 1997 - December 1997; President and Chief
                             Executive Officer, Pacific Bell Communications,
                             Pacific Telesis, 1995-1997.

                             Executive Vice President and Chief Marketing
                             Officer of Office Depot, Inc. since 2002.
   JOCELYN CARTER-MILLER     Corporate Vice President and Chief Marketing
   Director                  Officer, Motorola, Inc., 1999-2002; Vice
   Member, Audit Committee   President, 1998-1999; Vice President and General
                             Manager, 1997-1998.

   GARY EDWARD COSTLEY       Chairman and Chief Executive Officer of
   Director                  International Multifoods Corporation since 2001.
   Member, Human Resources   Chairman, President and Chief Executive Officer,
   Committee                 1997-2001.

   DAVID JAMES DRURY         Retired. Chairman, Principal Life Insurance
   Director                  Company 2000-2002. Chairman and Chief Executive
   Member, Executive         Officer, 1995-2000.
   Committee

   CHARLES DANIEL GELATT,
   JR.
   Director
   Member, Executive         President, NMT Corporation since 1986.
   Committee
   Member, Human Resources
   Committee

   JOHN BARRY GRISWELL
   Director, Chairman of     Chairman of the Board, President and Chief
   the Board                 Executive Officer of Principal Life Insurance
   Chair, Executive          Company since 2002. President and Chief Executive
   Committee                 Officer, 2000-2002; President, 1998-2000;
                             Executive Vice President, 1996-1998.

                             Executive Vice President and Chief Financial
   SANDRA LYNN HELTON        Officer of Telephone & Data Systems, Inc. since
   Director                  1998. Vice President and Corporate Controller,
   Member, Audit Committee   Compaq Computer Corporation, 1997-1998. Prior
                             thereto, Senior Vice President and Treasurer of
                             Corning Incorporated, 1994-1997.

   CHARLES SAMUEL JOHNSON    Retired. Executive Vice President, DuPont,
   Director                  1999-2000; Chairman, President and Chief
   Member, Human Resources   Executive Officer, Pioneer Hi-Bred International,
   Committee                 Inc., 1996-1999.

   WILLIAM TURNBALL KERR
   Director                  Chairman, President & Chief Executive Officer of
   Member, Executive         Meredith Corporation since 1998. President and
   Committee                 Chief Executive Officer, 1997-1998; President and
   Chair, Human Resources    Chief Operating Officer, 1994-1997.
   Committee

                             Chairman of the Board of W.W. Grainger, Inc.
   RICHARD LEE KEYSER        since 1997. Chief Executive Officer, 1995 to
   Director                  present.
   Member, Audit Committee

   VICTOR HENDRIK
   LOEWENSTEIN               Senior Director, Egon Zehnder International since
   Director                  2001. Partner, 1999-2001; Managing Partner,
   Member, Nominating        1979-1999.
   Committee

   RONALD DALE PEARSON       Chief Executive Officer and Chairman of Hy-Vee,
   Director                  Inc. since 2001. Chief Executive Officer,
   Member, Human Resources   Chairman and President, 1989-2001.
   Committee

   FEDERICO FABIAN PENA      Managing Director of Vestar Capital Partners
   Director                  since 2000. Senior Advisor of Vestar Capital
   Member, Nominating        Partners, 1998-2000. Prior thereto, Secretary,
   Committee                 U.S. Department of Energy, 1996-1998.

                             President and Chief Executive Officer of The
   DONALD MITCHELL STEWART   Chicago Community Trust since 2000. Senior
   Director                  Program Officer and Special Advisor to the
   Member, Nominating        President at the Carnegie Corporation of New
   Committee                 York, 1999-2000. Prior thereto, President, The
                             College Board, 1986-1999.

   ELIZABETH EDITH TALLETT   President and Chief Executive Officer of Marshall
   Director                  Pharmaceuticals, Inc. since 2001. President and
   Chair, Audit Committee    Chief Executive Officer, Galenor Inc. 1999-2001
   Member, Executive         and also President & Chief Executive Officer of
   Committee                 Dioscor, Inc. since 1996.

STATE REGULATION OF PRINCIPAL LIFE INSURANCE COMPANY


The Company is organized under the laws of the State of Iowa and is subject to regulation by the Commissioner of Insurance of Iowa. An annual statement is filed with the Iowa Division of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding year. Periodically, the Commissioner examines the assets and liabilities of the Company and the Separate Account and verifies their adequacy. A full examination of the Company's operations is conducted by the National Association of Insurance Commissioners at least every five years.


FEDERAL TAX MATTERS


The discussion contained herein is general in nature, is not an exhaustive discussion of all tax questions that might arise under the policies, and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws and no representation is made as to the likelihood of continuation of current federal income tax laws and treasury regulations or of current interpretations of the Internal Revenue Service.


While the Company reserves the right to make changes in the Policy to assure that it continues to qualify as life insurance for tax purposes, the Company cannot make any guarantee regarding the future tax treatment of any Policy. For complete information on the impact of changes with respect to the Policy and federal and state considerations, a qualified tax advisor should be consulted.


The ultimate effect of federal income taxes on values under the Policy and on the economic benefit to the policyowner or beneficiary depends upon the Company's tax status, upon the terms of the Policy and upon the tax status of the individual concerned.


TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT
The Company is taxed as an insurance company under Subchapter L of the Internal Revenue Code of 1986 (the "Code"). The Separate Account is not a separate taxable entity and its operations are taken into account by the Company in determining its income tax liability. All investment income and realized net capital gains on the assets of the separate account are reinvested and taken into account in determining Policy Values and are automatically applied to increase the book reserves associated with the policies. Under existing federal income tax law, neither the investment income nor any net capital gains of the Separate Account, are taxed to the Company to the extent those items are applied to increase reserves associated with the policies.

CHARGES FOR TAXES
The Company imposes a federal tax charge equal to 1.25% of premiums received under the Policy to compensate for the federal income tax liability it incurs under Section 848 of the Code by reason of its receipt of premiums under the Policy. The Company believes that this charge is reasonable in relation to the increased tax burden it incurs as a result of Section 848. No other charge is currently made on the Separate Account for federal income taxes of the Company that may be attributable to the Separate Account. Periodically, the Company reviews the appropriateness of charges to the Separate Account for the Company's federal income taxes, and in the future, a charge may be made for federal income taxes incurred by the Company that are attributable to the Separate Account.

Under current laws, the Company may incur state or local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account for the portion of such taxes, if any, attributable to the Separate Account.


DIVERSIFICATION STANDARDS
In addition to other requirements imposed by the Code, a Policy will qualify as life insurance under the Code only if the diversification requirements of Code
Section 817(h) are satisfied by each Separate Account in which any of the Policy Values are held. To assure that each Policy continues to qualify as life insurance for federal income tax purposes, the Company intends to comply with Code Section 817(h) and the regulations thereunder.

LIFE INSURANCE STATUS OF POLICY
The Company believes that the Policy meets the statutory definition of life insurance under Code Section 7702 and that the policyowner and beneficiary of any Policy will receive the same federal income tax treatment as that accorded
to owners and beneficiaries of fixed benefit life insurance   policies.
Specifically, the death benefit under the Policy will be excludable from the gross income of the beneficiary subject to the terms and conditions of Section 101(a)(1) of the Code. (Death benefits under a "modified endowment contract" as discussed below are treated in the same manner as death benefits under life insurance contracts that are not so classified.)

In addition, unless the Policy is a "modified endowment contract," in which case the receipt of any loan under the Policy may result in recognition of income to the policyowner, the policyowner will not be deemed to be in constructive receipt of the Policy Values, including increments thereon, under the Policy until proceeds of the Policy are received upon a total or partial surrender of the Policy.


MODIFIED ENDOWMENT CONTRACT STATUS
A Policy will be a modified endowment contract if it satisfies the definition of life insurance set out in the Internal Revenue Code, but it either fails the additional "7-pay test" set forth in Code Section 7702A or was received in exchange for a modified endowment contract. A Policy will fail the 7-pay test if the accumulated amount paid under the contract at any time during the first seven contract years exceeds the total premiums that would have been payable under a Policy providing for guaranteed benefits upon the payment of seven level annual premiums. A Policy received in exchange for a modified endowment contract will be taxed as a modified endowment contract even if it would otherwise satisfy the 7-pay test.

 While the 7-pay test is generally applied as of the time the Policy is issued, certain changes in the contractual terms of a Policy will require a Policy to be retested to determine whether the change has caused the Policy to become a modified endowment contract. For example, a reduction in death benefits during the first seven contract years will cause the Policy to be retested as if it had originally been issued with the reduced death benefit.


In addition, if a "material change" occurs at any time while the Policy is in force, a new 7-pay test period will start and the Policy will need to be retested to determine whether it continues to meet the 7-pay test. The term" material change" generally includes increases in death benefits, but does not include an increase in death benefits which is attributable to the payment of premiums necessary to fund the lowest level of death benefits payable during the first seven contract years, or which is attributable to the crediting of interest with respect to such premiums.


Because the Policy provides for flexible premium payments, the Company has instituted procedures to monitor whether increases in death benefits or additional premium payments cause either the start of a new seven-year test period or the taxation of distributions and loans. All additional premium payments will be considered in these determinations.


If a Policy fails the 7-pay test, all distributions (including loans) occurring in the year of failure and thereafter will be subject to the rules for modified
endowment   contracts.   A recapture   provision also applies to loans and
distributions
that are received in anticipation of failing the 7-pay test. Under the Code, any distribution or loan made within two years prior to the date that a Policy fails the 7-pay test is considered to have been made in anticipation of the failure.


POLICY SURRENDERS AND PARTIAL SURRENDERS
Upon a total surrender of a Policy, the policyowner will recognize ordinary income for federal tax purposes to the extent that the net surrender value exceeds the investment in the contract (the total of all premiums paid but not previously recovered plus any other consideration paid for the Policy). The tax consequences of a partial surrender from a Policy will depend upon whether the partial surrender results in a reduction of future benefits under the Policy and whether the Policy is a modified endowment contract.

If the Policy is not a modified endowment contract, the general rule is that a partial surrender from a Policy is taxable only to the extent that it exceeds the total investment in the contract. An exception to this general rule applies, however, if a reduction of future benefits occurs during the first 15 years after a Policy is issued and there is a cash distribution associated with that reduction. In such a case, the Code prescribes a formula under which the policyowner may be taxed on all or a part of the amount distributed. After 15 years, cash distributions from a Policy that is not a modified endowment contract will not be subject to federal income tax, except to the extent they exceed the total investment in the contract. The Company suggests that a policyowner consult with a tax advisor in advance of a proposed decrease in face amount or a partial surrender. In addition, any amounts distributed under a "modified endowment contract" (including proceeds of any loan) are taxable to the extent of any accumulated income in the Policy. In general, the amount which may be subject to tax is the excess of the Policy Value (both loaned and unloaned) over the previously unrecovered premiums paid.


Under certain circumstances, a distribution under a modified endowment contract (including a loan) may be taxable even though it exceeds the amount of accumulated income in the Policy. This can occur because for purposes of determining the amount of income received upon a distribution (or loan) from a modified endowment contract, the Code requires the aggregation of all modified endowment contracts issued to the same policyowner by an insurer and its affiliates within the same calendar year. Therefore, loans and distributions from any one such Policy are taxable to the extent of the income accumulated in all the modified endowment contracts required to be so aggregated.


If any amount is taxable as a distribution of income under a modified endowment contract (as a result of a total surrender, a partial surrender or a loan), it may also be subject to a 10% penalty tax under Code Section 72(v). Limited exceptions from the additional penalty tax are available for certain distributions to individual policyowners. The penalty tax will not apply to distributions: (i) that are made on or after the date the taxpayer attains age 59 1/2; or (ii) that are attributable to the taxpayer's becoming disabled; or
(iii) that are part of a series of substantial equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer.


POLICY LOANS AND INTEREST DEDUCTIONS
The Company also believes that under current law any loan received under the Policy will be treated as a Policy debt of a policyowner and that, unless the Policy is a modified endowment contract, no part of any loan under a Policy will constitute income to the policyowner. If the Policy is a modified endowment contract (see discussion above) loans will be fully taxable to the extent of the income in the Policy (and in any other contracts with which it must be aggregated) and could be subject to the additional 10 percent tax.

Code Section 264 imposes stringent limitations on the deduction of interest paid or accrued on loans in connection with a Policy. In addition, under the "personal" interest limitation provisions of Code Section 163, no deduction is allowed for interest on any Policy loan if the proceeds are used for personal purposes, even if the Policy and loan otherwise meet the requirements of Code
Section 264. The limitations on deductibility of personal interest may not apply to disallow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. The Company suggests consultation with a tax advisor for further guidance.


CORPORATE ALTERNATIVE MINIMUM TAX
Ownership of a Policy by a corporation may affect the policyowner's exposure to the corporate alternative maximum tax. In determining whether it is subject to alternative minimum tax a corporate policyowner must make two computations. First, the corporation must take into account a portion of the current year's increase in the built-in gain in its corporate-owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of (i) the premiums paid on that Policy in the year of death, and (ii) the corporation's basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation's tax year immediately preceding the year of death.

EXCHANGE OR ASSIGNMENT OF POLICIES
A change of the policyowner or the insured or an exchange or assignment of a Policy may have significant tax consequences depending on the circumstances. For example, an assignment or exchange of a Policy may result in taxable income to the transferring policyowner. Further, Code Section 101(a) provides, subject to certain exceptions, that where a Policy has been transferred for value, only the portion of the death benefit which is equal to the total consideration paid for the Policy may be excluded from gross income. For complete information with respect to Policy assignments and exchanges, a qualified tax advisor should be consulted.

WITHHOLDING
Under Section 3405 of the Code, withholding is generally required with respect to certain taxable distributions under insurance contracts. In the case of periodic payments (payments made as an annuity or on a similar basis), the withholding is at graduated rates (as though the payments were employee wages). With respect to non-periodic distributions, the withholding is at a flat rate of 10%. A Policyholder can elect to have either non-periodic or periodic payments made without withholding except where the policyowner's tax identification number has not been furnished to the Company or the Internal Revenue Service has notified the Company that the tax identification number furnished by the policyowner is incorrect.

TAXATION OF ACCELERATED DEATH BENEFITS
The Company provides accelerated death benefits based upon a lien method. It is unclear whether benefits paid under this rider are taxable. For information regarding taxation of accelerated death benefits, a qualified tax advisor should be consulted.

OTHER TAX ISSUES
Federal estate and state and local estate, inheritance, and other tax
consequences   of ownership or receipt of Policy proceeds depend on the
circumstances of each policyowner or beneficiary.

GENERAL INFORMATION


EMPLOYEE BENEFIT PLANS
The United States Supreme Court has held, that, optional annuity benefits under a deferred compensation plan may not vary on the basis of sex. Policies are available for use in connection with such employment-related insurance and benefit plans which do not vary in any respect between male and female insureds of a particular age and underwriting classification.

LEGAL PROCEEDINGS
There are no legal proceedings to which the Separate Account is a party or to which the assets of any of the Divisions thereof are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relate to the Separate Account.

LEGAL OPINIONS
Legal matters applicable to the issue and sale of the Policies, including the right of the Company to issue Policies under Iowa insurance law, have been passed upon by Karen E. Staff, Senior Vice President and General Counsel of the Company.

INDEPENDENT AUDITORS
The financial statements of Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of Principal Life Insurance Company which are included in this registration statement have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere in the registration statement.

REGISTRATION STATEMENT
A registration statement has been filed with the Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement to all of which reference is made for further information concerning the Separate Account, the Company and the Policy offered hereby. Statements contained in this Prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The consolidated financial statements of Principal Life Insurance Company which are included in this Prospectus should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Report of Independent Auditors

Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Variable Life Separate Account [comprised of the AIM V.I. Growth, AIM V.I. Growth and Income, AIM V.I. Value, American Century VP Income & Growth, American Century VP Ultra, Asset Allocation, Balanced, Bond, Capital Value, Dreyfus Founders Discovery, Equity Growth (formerly Aggressive Growth), Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Fidelity VIP High Income, Government Securities, Growth, High Yield, International, International SmallCap, INVESCO VIF Dynamics, INVESCO VIF Health Sciences, INVESCO VIF Small Company Growth, INVESCO VIF Technology, Janus Aspen Aggressive Growth, LargeCap Growth, LargeCap Stock Index, MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Putnam VT Global Asset Allocation, Putnam VT Vista, Putnam VT Voyager, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, and Utilities Divisions] as of December 31, 2001, and the related statements of operations and changes in net assets for each of the three years in the period then ended, except for those divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Variable Life Separate Account at December 31, 2001, and the results of their operations and the changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.


/s/Ernst & Young LLP


Des Moines, Iowa
February 11, 2002

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Assets and Liabilities

                                December 31, 2001

                                                                                         AIM V.I. Growth
                                                                        AIM V.I. Growth     and Income
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                              $174,780         $107,483

Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                    $174,780         $107,483
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Flex Variable Life                                                         $      -          $11,668
   PrinFlex Life                                                               170,737           89,267
   Survivorship Variable Universal Life                                          3,894            6,548
   Variable Universal Life Accumulator                                             149                -
                                                                       ------------------------------------
Total net assets                                                              $174,780         $107,483
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                                $175,515         $105,697
Shares of mutual fund owned                                                     10,677            5,321

Accumulation units outstanding:
   Flex Variable Life                                                                -            1,398
   PrinFlex Life                                                                19,945           10,645
   Survivorship Variable Universal Life                                            455              781
   Variable Universal Life Accumulator                                              17                -

Accumulation unit value:
   Flex Variable Life                                                          $     -            $8.35
   PrinFlex Life                                                                  8.56             8.39
   Survivorship Variable Universal Life                                           8.56             8.39
   Variable Universal Life Accumulator                                            8.56                -

See accompanying notes.

                                                                                         American Century
                                                                                           VP Income &     American Century
                                                                         AIM V.I. Value   Growth Division      VP Ultra
                                                                            Division                           Division

                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
Assets
Investments in shares of mutual funds, at market                              $426,219          $323,130         $192,825

Liabilities                                                                          -                 -                -
                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
Net assets                                                                    $426,219          $323,130         $192,825
                                                                       ======================================================
                                                                       ======================================================

Net assets
Accumulation units:
   Flex Variable Life                                                         $  8,005       $       704      $       933
   PrinFlex Life                                                               407,044           320,012          185,637
   Survivorship Variable Universal Life                                         10,966             2,400            2,763
   Variable Universal Life Accumulator                                             204                14            3,492
                                                                       ------------------------------------------------------
Total net assets                                                              $426,219          $323,130         $192,825

                                                                       ======================================================
                                                                       ======================================================
Investments in shares of mutual funds, at cost                                $434,765          $318,954         $188,591
Shares of mutual fund owned                                                     18,254            50,020           20,234

Accumulation units outstanding:
   Flex Variable Life                                                              908                78              102
   PrinFlex Life                                                                45,956            35,419           20,200
   Survivorship Variable Universal Life                                          1,238               266              301
   Variable Universal Life Accumulator                                              23                 2              380

Accumulation unit value:
   Flex Variable Life                                                            $8.82             $8.99            $9.15
   PrinFlex Life                                                                  8.86              9.03             9.19
   Survivorship Variable Universal Life                                           8.86              9.03             9.19
   Variable Universal Life Accumulator                                            8.86              9.03             9.19

See accompanying notes.

                                                                       Asset Allocation
                                                                           Division     Balanced Division       Bond
                                                                                                              Division
                                                                       -----------------------------------------------------
                                                                       -----------------------------------------------------
Assets
Investments in shares of mutual funds, at market                          $  9,649,902       $13,101,392      $14,908,876

Liabilities                                                                          -                 -                -
                                                                       -----------------------------------------------------
                                                                       -----------------------------------------------------
Net assets                                                                $  9,649,902       $13,101,392      $14,908,876
                                                                       =====================================================
                                                                       =====================================================

Net assets
Accumulation units:
   Flex Variable Life                                                  $         1,043       $ 3,251,009      $ 2,086,474
   PrinFlex Life                                                             8,938,288         9,431,734       12,375,718
   Survivorship Variable Universal Life                                        709,091           398,483          441,580
   Variable Universal Life Accumulator                                           1,480            20,166            5,104
                                                                       -----------------------------------------------------
Total net assets                                                           $ 9,649,902         $13,101,392      $14,908,876

                                                                       =====================================================
                                                                       =====================================================
Investments in shares of mutual funds, at cost                             $10,300,714       $14,454,023      $14,583,802
Shares of mutual fund owned                                                    855,488           954,216        1,259,196

Accumulation units outstanding:
   Flex Variable Life                                                              109           117,537           78,312
   PrinFlex Life                                                               609,734           764,576          919,315
   Survivorship Variable Universal Life                                         65,399            43,017           37,669
   Variable Universal Life Accumulator                                             101             1,635              379

Accumulation unit value:
   Flex Variable Life                                                           $9.59             $27.66           $26.63
   PrinFlex Life                                                                14.66              12.34            13.46
   Survivorship Variable Universal Life                                         10.84               9.26            11.72
   Variable Universal Life Accumulator                                          14.66              12.34            13.46

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)
                               December 31, 2001


                                                                                         Dreyfus Founders
                                                                            Capital     Discovery Division
                                                                             Value
                                                                           Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                            $29,595,153        $155,009

Liabilities                                                                           -               -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                  $29,595,153        $155,009
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Flex Variable Life                                                      $  6,785,163      $        -
   PrinFlex Life                                                             22,430,842         153,971
   Survivorship Variable Universal Life                                         378,845               -
   Variable Universal Life Accumulator                                              303           1,038
                                                                       ------------------------------------
Total net assets                                                            $29,595,153        $155,009
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                              $34,388,100        $150,441
Shares of mutual fund owned                                                   1,065,340          15,801

Accumulation units outstanding:
   Flex Variable Life                                                           203,555               -
   PrinFlex Life                                                              1,754,500          17,312
   Survivorship Variable Universal Life                                          43,890               -
   Variable Universal Life Accumulator                                               24             117

Accumulation unit value:
   Flex Variable Life                                                           $33.33          $     -
   PrinFlex Life                                                                 12.78             8.89
   Survivorship Variable Universal Life                                           8.63                -
   Variable Universal Life Accumulator                                           12.78             8.89

See accompanying notes.



                                                                                                     Fidelity VIP      Fidelity
                                                               Equity Growth       Fidelity           Equity-          VIP High
                                                                  Division          VIP II         Income Division   Income Division
                                                                                  Contrafund
                                                                                   Division
                                                             -----------------------------------------------------------------------
                                                             -----------------------------------------------------------------------
Assets

Investments in shares of mutual funds, at market                  $50,584,441       $41,154,655      $18,129,536        $2,817,582

Liabilities                                                                 -                 -                -                 -
                                                             -----------------------------------------------------------------------
                                                             -----------------------------------------------------------------------
Net assets                                                        $50,584,441       $41,154,655      $18,129,536        $2,817,582
                                                             =======================================================================
                                                             =======================================================================

Net assets
Accumulation units:
   Flex Variable Life                                             $    11,532      $      7,956      $    23,133        $    1,205
   PrinFlex Life                                                   48,766,788        39,577,641       16,980,993         2,719,735
   Survivorship Variable Universal Life                             1,803,583         1,568,048        1,121,672            96,642
   Variable Universal Life Accumulator                                  2,538             1,010            3,738                 -
                                                             -----------------------------------------------------------------------
Total net assets                                                  $50,584,441       $41,154,655      $18,129,536        $2,817,582
                                                             =======================================================================
                                                             =======================================================================

Investments in shares of mutual funds, at cost                    $61,058,093       $47,521,359      $19,019,849        $3,794,051
Shares of mutual fund owned                                         3,105,245         2,044,444          796,903           439,560

Accumulation units outstanding:
   Flex Variable Life                                                   1,285               853            2,535               134
   PrinFlex Life                                                    3,153,875         2,468,412        1,132,160           333,471
   Survivorship Variable Universal Life                               193,996           168,512          111,942            14,035
   Variable Universal Life Accumulator                                    164                63              249                 -

Accumulation unit value:
   Flex Variable Life                                                $  8.97           $  9.33          $  9.13              $8.96
   PrinFlex Life                                                       15.46             16.03            15.00               8.16
   Survivorship Variable Universal Life                                 9.30              9.31            10.02               6.89
   Variable Universal Life Accumulator                                 15.46             16.03            15.00                  -

See accompanying notes.



                                                                Government
                                                                Securities     Growth Division
                                                                 Division
                                                             ------------------------------------
                                                             ------------------------------------
Assets

Investments in shares of mutual funds, at market                  $10,466,081      $15,258,597

Liabilities                                                                 -                -
                                                             ------------------------------------
                                                             ------------------------------------
Net assets                                                        $10,466,081      $15,258,597
                                                             ====================================
                                                             ====================================

Net assets
Accumulation units:
   Flex Variable Life                                             $    34,289    $           -
   PrinFlex Life                                                    7,222,238       14,451,604
   Survivorship Variable Universal Life                             3,183,376          806,770
   Variable Universal Life Accumulator                                 26,178              223
                                                             ------------------------------------
Total net assets                                                  $10,466,081      $15,258,597
                                                             ====================================
                                                             ====================================

Investments in shares of mutual funds, at cost                    $10,105,682      $22,210,954
Shares of mutual fund owned                                           903,807        1,246,617

Accumulation units outstanding:
   Flex Variable Life                                                   3,284                -
   PrinFlex Life                                                      510,686        1,259,246
   Survivorship Variable Universal Life                               261,505          110,394
   Variable Universal Life Accumulator                                  1,851               19

Accumulation unit value:
   Flex Variable Life                                                 $10.44         $       -
   PrinFlex Life                                                       14.14            11.48
   Survivorship Variable Universal Life                                12.17             7.31
   Variable Universal Life Accumulator                                 14.14            11.48

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)
                               December 31, 2001




                                                                          High Yield      International
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                             $1,710,543      $17,773,333

Liabilities                                                                           -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                   $1,710,543      $17,773,333
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Flex Variable Life                                                        $1,710,543      $       940
   PrinFlex Life                                                                      -       17,094,072
   Survivorship Variable Universal Life                                               -          671,414
   Variable Universal Life Accumulator                                                -            6,907
                                                                       ------------------------------------
Total net assets                                                             $1,710,543      $17,773,333
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                               $2,321,615      $23,735,645
Shares of mutual fund owned                                                     295,431        1,691,088

Accumulation units outstanding:
   Flex Variable Life                                                            83,344              111
   PrinFlex Life                                                                      -        1,622,404
   Survivorship Variable Universal Life                                               -           83,630
   Variable Universal Life Accumulator                                                -              656

Accumulation unit value:
   Flex Variable Life                                                           $20.52           $  8.48
   PrinFlex Life                                                                    -              10.54
   Survivorship Variable Universal Life                                             -               8.03
   Variable Universal Life Accumulator                                              -              10.54

See accompanying notes.

                                                                                                                   INVESCO VIF Small
                                                                                                    INVESCO VIF     Company Growth
                                                               International      INVESCO VIF     Health Sciences      Division
                                                             SmallCap Division Dynamics Division     Division

                                                             -----------------------------------------------------------------------
                                                             -----------------------------------------------------------------------
Assets
Investments in shares of mutual funds, at market                  $7,597,799          $53,019          $369,374          $63,237

Liabilities                                                                -                -                 -                -
                                                             -----------------------------------------------------------------------
                                                             -----------------------------------------------------------------------
Net assets                                                        $7,597,799          $53,019          $369,374          $63,237
                                                             =======================================================================
                                                             =======================================================================

Net assets
Accumulation units:
   Flex Variable Life                                        $             -          $     -          $      -          $    85
   PrinFlex Life                                                   6,949,272           53,019           359,074           62,196
   Survivorship Variable Universal Life                              645,664                -             9,070              956
   Variable Universal Life Accumulator                                 2,863                -             1,230                -
                                                             -----------------------------------------------------------------------
Total net assets                                                  $7,597,799          $53,019          $369,374          $63,237
                                                             =======================================================================
                                                             =======================================================================

Investments in shares of mutual funds, at cost                    $8,390,754          $50,094          $363,925          $58,196
Shares of mutual fund owned                                          700,904            4,228            20,295            4,296

Accumulation units outstanding:
   Flex Variable Life                                                      -                -                 -               10
   PrinFlex Life                                                     572,166            6,587            36,164            7,310
   Survivorship Variable Universal Life                               62,559                -               913              112
   Variable Universal Life Accumulator                                   236                -               124                -

Accumulation unit value:
   Flex Variable Life                                              $       -          $     -          $     -            $8.47
   PrinFlex Life                                                      12.14             8.05              9.93             8.51
   Survivorship Variable Universal Life                               10.32                 -             9.93             8.51
   Variable Universal Life Accumulator                                12.14                 -             9.93                 -

See accompanying notes.


                                                                                Janus Aspen
                                                                INVESCO VIF   Aggressive Growth
                                                                Technology         Division
                                                                 Division
                                                             ------------------------------------
                                                             ------------------------------------
Assets
Investments in shares of mutual funds, at market                    $137,546         $403,359

Liabilities                                                                -                -
                                                             ------------------------------------
                                                             ------------------------------------
Net assets                                                          $137,546         $403,359
                                                             ====================================
                                                             ====================================

Net assets
Accumulation units:
   Flex Variable Life                                             $  15,816        $  15,543
   PrinFlex Life                                                     117,196          384,245
   Survivorship Variable Universal Life                                4,308            1,831
   Variable Universal Life Accumulator                                   226            1,740
                                                             ------------------------------------
Total net assets                                                    $137,546         $403,359
                                                             ====================================
                                                             ====================================

Investments in shares of mutual funds, at cost                      $132,554         $426,995
Shares of mutual fund owned                                            8,949           18,562

Accumulation units outstanding:
   Flex Variable Life                                                  2,230            2,064
   PrinFlex Life                                                      16,447           50,785
   Survivorship Variable Universal Life                                  605              242
   Variable Universal Life Accumulator                                    32              230

Accumulation unit value:
   Flex Variable Life                                                 $7.09            $7.53
   PrinFlex Life                                                       7.13             7.57
   Survivorship Variable Universal Life                                7.13             7.57
   Variable Universal Life Accumulator                                 7.13             7.57

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)
                               December 31, 2001


                                                                        LargeCap Growth   LargeCap Stock
                                                                           Division       Index Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                              $154,565       $17,277,953

Liabilities                                                                          -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                    $154,565       $17,277,953
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Flex Variable Life                                                       $    6,133    $       75,585
   PrinFlex Life                                                               145,344        15,575,618
   Survivorship Variable Universal Life                                          2,474         1,616,807
   Variable Universal Life Accumulator                                             614             9,943
                                                                       ------------------------------------
Total net assets                                                              $154,565       $17,277,953
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                                $151,331       $19,698,933
Shares of mutual fund owned                                                     17,485         2,084,192

Accumulation units outstanding:
   Flex Variable Life                                                              776             8,485
   PrinFlex Life                                                                18,300         1,775,448
   Survivorship Variable Universal Life                                            312           183,566
   Variable Universal Life Accumulator                                              77             1,133

Accumulation unit value:
   Flex Variable Life                                                            $7.91             $8.91
   PrinFlex Life                                                                  7.94              8.77
   Survivorship Variable Universal Life                                           7.94              8.81
   Variable Universal Life Accumulator                                            7.94              8.77

See accompanying notes.


                                                                                                            MidCap Growth
                                                                       MicroCap Division  MidCap Division      Division

                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
Assets
Investments in shares of mutual funds, at market                             $1,907,964       $39,443,774       $3,431,858

Liabilities                                                                           -                 -                -
                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
Net assets                                                                   $1,907,964       $39,443,774       $3,431,858
                                                                       ======================================================
                                                                       ======================================================

Net assets
Accumulation units:
   Flex Variable Life                                                     $       8,120       $12,850,695 $              -
   PrinFlex Life                                                              1,468,375        26,199,741        3,226,436
   Survivorship Variable Universal Life                                         425,752           392,486          201,933
   Variable Universal Life Accumulator                                            5,717               852            3,489
                                                                       ------------------------------------------------------
Total net assets                                                             $1,907,964       $39,443,774       $3,431,858
                                                                       ======================================================

Investments in shares of mutual funds, at cost                               $1,858,016       $40,276,924       $3,903,523
Shares of mutual fund owned                                                     208,066         1,229,161          404,224

Accumulation units outstanding:
   Flex Variable Life                                                               838           256,683                -
   PrinFlex Life                                                                158,891         1,684,436          334,304
   Survivorship Variable Universal Life                                          40,896            31,869           20,694
   Variable Universal Life Accumulator                                              619                55              362

Accumulation unit value:
   Flex Variable Life                                                          $  9.69            $50.06           $     -
   PrinFlex Life                                                                  9.24             15.55              9.65
   Survivorship Variable Universal Life                                          10.41             12.32              9.76
   Variable Universal Life Accumulator                                            9.24             15.55              9.65


                                                                       MidCap Growth
                                                                       Equity Division       MidCap            Money
                                                                                              Value       Market Division
                                                                                            Division
                                                                       -----------------------------------------------------
                                                                       -----------------------------------------------------
Assets
Investments in shares of mutual funds, at market                            $124,701           $334,689       $29,911,038

Liabilities                                                                        -                  -                 -
                                                                       -----------------------------------------------------
                                                                       -----------------------------------------------------
Net assets                                                                  $124,701           $334,689       $29,911,038
                                                                       =====================================================
                                                                       =====================================================

Net assets
Accumulation units:
   Flex Variable Life                                                     $        -         $    2,437      $    601,473
   PrinFlex Life                                                             123,338            315,589        26,266,573
   Survivorship Variable Universal Life                                        1,363             10,868         2,439,863
   Variable Universal Life Accumulator                                             -              5,795           603,129
                                                                       -----------------------------------------------------
Total net assets                                                            $124,701           $334,689       $29,911,038
                                                                       =====================================================

Investments in shares of mutual funds, at cost                              $121,049           $330,229       $29,911,124
Shares of mutual fund owned                                                   21,136             28,655        29,911,038

Accumulation units outstanding:
   Flex Variable Life                                                              -                254            32,483
   PrinFlex Life                                                              14,989             32,705         2,063,192
   Survivorship Variable Universal Life                                          166              1,126           216,836
   Variable Universal Life Accumulator                                             -                601            47,398

Accumulation unit value:
   Flex Variable Life                                                        $     -             $9.60             $18.52
   PrinFlex Life                                                                8.23              9.65              12.73
   Survivorship Variable Universal Life                                         8.23              9.65              11.25
   Variable Universal Life Accumulator                                             -              9.65              12.73

                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)
                               December 31, 2001


                                                                       Putnam VT Global
                                                                       Asset Allocation       Putnam VT
                                                                           Division             Vista
                                                                                               Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                              $1,442,869      $6,598,135

Liabilities                                                                            -               -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                    $1,442,869      $6,598,135
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Flex Variable Life                                                      $       9,290     $        69
   PrinFlex Life                                                               1,293,496       6,192,328
   Survivorship Variable Universal Life                                          140,083         405,704
   Variable Universal Life Accumulator                                                 -              34
                                                                       ------------------------------------
Total net assets                                                              $1,442,869      $6,598,135
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                                $1,696,386      $9,683,579
Shares of mutual fund owned                                                      107,838         581,846

Accumulation units outstanding:
   Flex Variable Life                                                                995               9
   PrinFlex Life                                                                 129,168         605,531
   Survivorship Variable Universal Life                                           14,820          45,706
   Variable Universal Life Accumulator                                                 -               3

Accumulation unit value:
   Flex Variable Life                                                          $  9.34          $  8.06
   PrinFlex Life                                                                 10.01            10.22
   Survivorship Variable Universal Life                                           9.45             8.88
   Variable Universal Life Accumulator                                                -           10.22

See accompanying notes.


                                                                         Putnam VT Voyager     Real
                                                                            Division          Estate      SmallCap Division
                                                                                             Division
                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
Assets
Investments in shares of mutual funds, at market                            $22,400,946        $3,295,109       $3,681,969

Liabilities                                                                           -                 -                -
                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
Net assets                                                                  $22,400,946        $3,295,109       $3,681,969
                                                                       ======================================================
                                                                       ======================================================

Net assets
Accumulation units:
   Flex Variable Life                                                       $    22,112        $    6,754       $    6,039
   PrinFlex Life                                                             20,227,611         2,675,427        3,429,566
   Survivorship Variable Universal Life                                       2,149,777           612,928          246,360
   Variable Universal Life Accumulator                                            1,446                 -                4
                                                                       ------------------------------------------------------
Total net assets                                                            $22,400,946        $3,295,109       $3,681,969
                                                                       ======================================================
                                                                       ======================================================

Investments in shares of mutual funds, at cost                              $34,032,574        $3,151,013       $4,025,439
Shares of mutual fund owned                                                     784,347           305,953          458,527

Accumulation units outstanding:
   Flex Variable Life                                                             2,620               617              638
   PrinFlex Life                                                              1,822,878           210,229          330,003
   Survivorship Variable Universal Life                                         233,042            44,748           22,786
   Variable Universal Life Accumulator                                              130                 -                1

Accumulation unit value:
   Flex Variable Life                                                          $  8.44            $10.95          $  9.47
   PrinFlex Life                                                                 11.10             12.73            10.39
   Survivorship Variable Universal Life                                           9.22             13.70            10.81
   Variable Universal Life Accumulator                                           11.10                 -            10.39

See accompanying notes.

                                                                       SmallCap Growth      SmallCap
                                                                           Division           Value      Utilities Division
                                                                                            Division
                                                                       -----------------------------------------------------
                                                                       -----------------------------------------------------
Assets
Investments in shares of mutual funds, at market                           $10,098,274        $5,542,468       $2,061,320

Liabilities                                                                          -                 -                -
                                                                       -----------------------------------------------------
                                                                       -----------------------------------------------------
Net assets                                                                 $10,098,274        $5,542,468       $2,061,320
                                                                       =====================================================
                                                                       =====================================================

Net assets
Accumulation units:
   Flex Variable Life                                                  $         4,072        $    4,670    $       5,358
   PrinFlex Life                                                             9,373,483         5,224,309        1,857,845
   Survivorship Variable Universal Life                                        718,607           307,759          198,117
   Variable Universal Life Accumulator                                           2,112             5,730                -
                                                                       -----------------------------------------------------
Total net assets                                                           $10,098,274        $5,542,468       $2,061,320
                                                                       =====================================================
                                                                       =====================================================

Investments in shares of mutual funds, at cost                             $14,727,410        $5,492,867       $2,611,241
Shares of mutual fund owned                                                    952,667           487,464          236,119

Accumulation units outstanding:
   Flex Variable Life                                                              535               476              739
   PrinFlex Life                                                               797,228           384,039          182,355
   Survivorship Variable Universal Life                                         77,212            21,105           23,413
   Variable Universal Life Accumulator                                             180               421                -

Accumulation unit value:
   Flex Variable Life                                                         $  7.61           $  9.82          $  7.25
   PrinFlex Life                                                                11.76             13.60            10.19
   Survivorship Variable Universal Life                                          9.31             14.58             8.46
   Variable Universal Life Accumulator                                          11.76             13.60                 -

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                            Statements of Operations

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                                             AIM V.I.
                                                                           AIM V.I.         Growth and
                                                                            Growth            Income
                                                                         Division (1)      Division (1)
                                                                       ------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                                $    360        $      49

Expenses:
   Mortality and expense risks                                                   409              275
                                                                       ------------------------------------
Net investment income (loss)                                                     (49)            (226)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                   (218)          (3,639)
Capital gains distributions                                                        -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                    (218)          (3,639)
Change in net unrealized appreciation or depreciation of investments            (735)           1,786
                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations              $(1,002)         $(2,079)
                                                                       ====================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                                $      -        $       -
   Capital gains distributions                                                     -                -
                                                                       ------------------------------------
                                                                                   -                -
Expenses:
   Mortality and expense risks                                                     -                -
                                                                       ------------------------------------
Net investment income (loss)                                                       -                -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                         -                -
Change in net unrealized appreciation or depreciation of investments               -                -
                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations             $      -        $       -
                                                                       ====================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                                $      -        $       -
   Capital gains distributions                                                     -                -
                                                                       ------------------------------------
                                                                                   -                -
Expenses:
   Mortality and expense risks                                                     -                -
                                                                       ------------------------------------
Net investment income (loss)                                                       -                -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                         -                -
Change in net unrealized appreciation or depreciation of investments               -                -
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations             $      -        $       -
                                                                       ====================================

(1)  Commenced operations May 19, 2001

See accompanying notes.

                                                                                              American
                                                                                             Century VP        American
                                                                            AIM V.I.     Income & Growth      Century VP
                                                                             Value          Division (1)         Ultra
                                                                           Division (1)                       Division (1)
                                                                   -------------------------------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                                $    520         $       -        $        -

Expenses:
   Mortality and expense risks                                                 1,038               793               453
                                                                       ---------------------------------------------------------
Net investment income (loss)                                                    (518)             (793)             (453)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                 (3,100)              (71)           (9,757)
Capital gains distributions                                                    7,899                 -                 -
                                                                       ---------------------------------------------------------
                                                                       ---------------------------------------------------------
Total realized gains (losses) on investments                                   4,799               (71)           (9,757)
Change in net unrealized appreciation or depreciation of investments          (8,546)            4,176             4,234
                                                                       ---------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $(4,265)           $3,312           $(5,976)
                                                                       =========================================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                              $        -         $       -        $        -
   Capital gains distributions                                                     -                 -                 -
                                                                       ---------------------------------------------------------
                                                                                   -                 -                 -
Expenses:
   Mortality and expense risks                                                     -                 -                 -
                                                                       ---------------------------------------------------------
Net investment income (loss)                                                       -                 -                 -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                         -                 -                 -
Change in net unrealized appreciation or depreciation of investments               -                 -                 -
                                                                       ---------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           $        -         $       -        $        -
                                                                       =========================================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                              $        -         $       -        $        -
   Capital gains distributions                                                     -                 -                 -
                                                                       ---------------------------------------------------------
                                                                                   -                 -                 -
Expenses:
   Mortality and expense risks                                                     -                 -                 -
                                                                       ---------------------------------------------------------
Net investment income (loss)                                                       -                 -                 -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                         -                 -                 -
Change in net unrealized appreciation or depreciation of investments               -                 -                 -
                                                                       ---------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           $        -         $       -        $        -
                                                                       =========================================================

(1)  Commenced operations May 19, 2001

See accompanying notes.

                                                                          Asset
                                                                       Allocation        Balanced            Bond
                                                                         Division         Division          Division
                                                                   --------------------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                            $ 201,541       $    365,554       $ 691,129

Expenses:
   Mortality and expense risks                                             66,382            106,648          92,970
                                                                       --------------------------------------------------
Net investment income (loss)                                              135,159            258,906         598,159

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                            (230,483)          (128,442)         (6,436)
Capital gains distributions                                                13,288            167,396               -
                                                                       --------------------------------------------------
                                                                       --------------------------------------------------
Total realized gains (losses) on investments                             (217,195)            38,954          (6,436)
Change in net unrealized appreciation or depreciation of investments     (251,071)        (1,262,149)        140,352
                                                                       ---------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $(333,107)      $   (964,289)      $ 732,075
                                                                       ==================================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                            $ 140,582       $          -       $       -
   Capital gains distributions                                            401,133                  -               -
                                                                       --------------------------------------------------
                                                                          541,715                  -               -
Expenses:
   Mortality and expense risks                                             37,864            104,162          70,481
                                                                       --------------------------------------------------
Net investment income (loss)                                              503,851           (104,162)        (70,481)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                  9,480            (52,909)        (67,172)
Change in net unrealized appreciation or depreciation of investments     (522,565)            67,563         710,421
                                                                       ---------------------------------------------------
Net increase (decrease) in net assets resulting from operations            (9,234)      $    (89,508)      $ 572,768
                                                                       ==================================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                           $   72,994       $    421,363       $ 423,106
   Capital gains distributions                                            220,018            458,007               -
                                                                       --------------------------------------------------
                                                                          293,012            879,370         423,106
Expenses:
   Mortality and expense risks                                             20,257             93,638          47,388
                                                                       --------------------------------------------------
Net investment income (loss)                                              272,755            785,732         375,718

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                 18,368             77,332          (8,182)
Change in net unrealized appreciation or depreciation of investments      136,643           (695,498)       (552,153)
                                                                       --------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $ 427,766       $    167,566       $(184,617)
                                                                       ==================================================

(1)  Commenced operations May 19, 2001

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                                             Dreyfus
                                                                            Capital          Founders
                                                                             Value          Discovery
                                                                           Division        Division (1)
                                                                       ------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                              $    354,739     $        -

Expenses:
   Mortality and expense risks                                                 260,206            543
                                                                       ------------------------------------
Net investment income (loss)                                                    94,533           (543)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                 (420,531)        (3,645)
Capital gains distributions                                                    128,530              -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                  (292,001)        (3,645)
Change in net unrealized appreciation or depreciation of investments        (2,498,976)         4,568
                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations            $(2,696,444)      $    380
                                                                       ====================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                              $    448,738     $        -
   Capital gains distributions                                                 135,404              -
                                                                       ------------------------------------
                                                                               584,142              -
Expenses:
   Mortality and expense risks                                                 253,147              -
                                                                       ------------------------------------
Net investment income (loss)                                                   330,995              -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                    (899,891)             -
Change in net unrealized appreciation or depreciation of investments           950,640              -
                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations           $    381,744     $        -
                                                                       ====================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                              $    631,298     $        -
   Capital gains distributions                                               3,121,167              -
                                                                       ------------------------------------
                                                                             3,752,465              -
Expenses:
   Mortality and expense risks                                                 227,884              -
                                                                       ------------------------------------
Net investment income (loss)                                                 3,524,581              -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                     207,213              -
Change in net unrealized appreciation or depreciation of investments        (5,167,258)             -
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations            $(1,435,464)    $        -
                                                                       ====================================

(1)  Commenced operations May 19, 2001
(2) Represented the operations of the Aggressive Growth Division until May 19, 2001 when the name changed to Equity Growth Division

See accompanying notes.



                                                                                                                Fidelity VIP
                                                                              Equity        Fidelity VIP II      Equity-
                                                                              Growth          Contrafund         Income
                                                                           Division (2)        Division         Division
                                                                        -------------------------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                             $      42,527      $    266,237      $    235,916

Expenses:
   Mortality and expense risks                                                 413,828           305,601           121,385
                                                                       --------------------------------------------------------
Net investment income (loss)                                                  (371,301)          (39,364)          114,531

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                 (594,851)         (530,711)         (100,524)
Capital gains distributions                                                  2,923,876           939,660           662,811
                                                                       --------------------------------------------------------
                                                                       --------------------------------------------------------
Total realized gains (losses) on investments                                 2,329,025           408,949           562,287
Change in net unrealized appreciation or depreciation of investments        (9,726,755)       (5,327,117)       (1,553,952)
                                                                       --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            $(7,769,031)      $(4,957,532)     $   (877,134)
                                                                       ========================================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                             $           -     $      84,138      $    167,161
   Capital gains distributions                                               1,219,532         3,054,223           629,770
                                                                       --------------------------------------------------------
                                                                             1,219,532         3,138,361           796,931
Expenses:
   Mortality and expense risks                                                 357,859           254,559           100,688
                                                                       --------------------------------------------------------
Net investment income (loss)                                                   861,673         2,883,802           696,243

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                     146,570            32,714           (36,409)
Change in net unrealized appreciation or depreciation of investments        (7,649,724)       (5,395,041)          320,251
                                                                       --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            $(6,641,481)      $(2,478,525)     $    980,085
                                                                       ========================================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                           $               -   $      45,256     $      81,671
   Capital gains distributions                                               2,005,405           331,881           180,535
                                                                       --------------------------------------------------------
                                                                             2,005,405           377,137           262,206
Expenses:
   Mortality and expense risks                                                 182,021           115,541            66,774
                                                                       --------------------------------------------------------
Net investment income (loss)                                                 1,823,384           261,596           195,432

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                      88,148            36,522            26,811
Change in net unrealized appreciation or depreciation of investments         6,010,958         3,000,192            51,551
                                                                       --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            $ 7,922,490       $ 3,298,310      $    273,794
                                                                       ========================================================




                                                                        Fidelity VIP      Government
                                                                        High Income       Securities          Growth
                                                                          Division         Division          Division
                                                                       ----------------------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                            $  233,699          $216,752    $            -

Expenses:
   Mortality and expense risks                                              22,546            44,697           132,900
                                                                       ---------------------------------------------------
Net investment income (loss)                                               211,153           172,055          (132,900)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                             (198,377)           21,893          (200,755)
Capital gains distributions                                                      -                 -                 -
                                                                       ---------------------------------------------------
                                                                       ---------------------------------------------------
Total realized gains (losses) on investments                              (198,377)           21,893          (200,755)
Change in net unrealized appreciation or depreciation of investments      (397,609)          190,344        (3,854,361)
                                                                       ----------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $ (384,833)         $384,292       $(4,188,016)
                                                                       ===================================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                            $  112,140       $         -    $            -
   Capital gains distributions                                                   -                 -         2,991,447
                                                                       ---------------------------------------------------
                                                                           112,140                 -         2,991,447
Expenses:
   Mortality and expense risks                                              16,875            24,903           120,729
                                                                       ---------------------------------------------------
Net investment income (loss)                                                95,265           (24,903)        2,870,718

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                 (46,430)          (73,232)           27,791
Change in net unrealized appreciation or depreciation of investments      (528,218)          358,676        (4,702,775)
                                                                       ----------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $ (479,383)         $260,541       $(1,804,266)
                                                                       ===================================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                            $  107,614          $181,309     $      61,438
   Capital gains distributions                                               4,023                 -            26,610
                                                                       ---------------------------------------------------
                                                                           111,637           181,309            88,048
Expenses:
   Mortality and expense risks                                              12,593            29,098            65,974
                                                                       ---------------------------------------------------
Net investment income (loss)                                                99,044           152,211            22,074

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                 (18,366)          (23,023)           35,999
Change in net unrealized appreciation or depreciation of investments         9,792          (179,101)        1,136,770
                                                                       ---------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $    90,470         $ (49,913)      $ 1,194,843
                                                                       ===================================================

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted


                                                                             High
                                                                             Yield        International
                                                                           Division          Division
                                                                       ------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                                $ 178,099     $      23,800

Expenses:
   Mortality and expense risks                                                 12,750           156,274
                                                                       ------------------------------------
Net investment income (loss)                                                  165,349          (132,474)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                 (35,917)         (183,087)
Capital gains distributions                                                         -             3,381
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                  (35,917)         (179,706)
Change in net unrealized appreciation or depreciation of investments         (131,598)       (4,528,498)
                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations             $  (2,166)      $(4,840,678)
                                                                       ====================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                                $ 159,252     $     115,474
   Capital gains distributions                                                      -           687,531
                                                                       ------------------------------------
                                                                              159,252           803,005
Expenses:
   Mortality and expense risks                                                 12,260           139,590
                                                                       ------------------------------------
Net investment income (loss)                                                  146,992           663,415

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                    (36,162)           10,274
Change in net unrealized appreciation or depreciation of investments         (199,645)       (2,202,921)
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations             $ (88,815)      $(1,529,232)
                                                                       ====================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                                $ 156,525      $    331,297
   Capital gains distributions                                                      -         1,187,285
                                                                       ------------------------------------
                                                                              156,525         1,518,582
Expenses:
   Mortality and expense risks                                                 15,977            88,959
                                                                       ------------------------------------
Net investment income (loss)                                                  140,548         1,429,623

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                    (83,063)           34,900
Change in net unrealized appreciation or depreciation of investments          (35,529)          942,834
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations             $  21,956       $ 2,407,357
                                                                       ====================================

(1)  Commenced operations May 19, 2001

See accompanying notes.

                                                                                                           INVESCO VIF
                                                                      International      INVESCO VIF         Health
                                                                         SmallCap          Dynamics          Sciences
                                                                         Division        Division (1)     Division (1)
                                                                    -------------------------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                        $             -       $       -       $       -

Expenses:
   Mortality and expense risks                                               64,180             135               717
                                                                    -------------------------------------------------------
Net investment income (loss)                                                (64,180)           (135)             (717)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                            (1,822,324)         (1,010)             (249)
Capital gains distributions                                                       -               -                 -
                                                                    -------------------------------------------------------
                                                                    -------------------------------------------------------
Total realized gains (losses) on investments                             (1,822,324)         (1,010)             (249)
Change in net unrealized appreciation or depreciation of investments        186,949           2,925             5,449
                                                                    -------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $(1,699,555)         $1,780            $4,483
                                                                    =======================================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                        $               -     $       -         $       -
   Capital gains distributions                                              362,609               -                 -
                                                                    -------------------------------------------------------
                                                                            362,609               -                 -
Expenses:
   Mortality and expense risks                                               45,118               -                 -
                                                                    -------------------------------------------------------
Net investment income (loss)                                                317,491               -                 -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                  137,726               -                 -
Change in net unrealized appreciation or depreciation of investments     (1,565,735)              -                 -
                                                                    -------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $(1,110,518)      $       -         $       -
                                                                    =======================================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                        $               -     $       -         $       -
   Capital gains distributions                                               77,693               -                 -
                                                                    -------------------------------------------------------
                                                                             77,693               -                 -
Expenses:
   Mortality and expense risks                                                6,069               -                 -
                                                                    -------------------------------------------------------
Net investment income (loss)                                                 71,624               -                 -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                   29,313               -                 -
Change in net unrealized appreciation or depreciation of investments        570,819               -                 -
                                                                    -------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $    671,756       $       -         $       -
                                                                    =======================================================

(1)  Commenced operations May 19, 2001

See accompanying notes.

                                                                     INVESCO VIF                        Janus Aspen
                                                                    Small Company      Invesco VIF       Aggressive
                                                                        Growth         Technology          Growth
                                                                     Division (1)     Division (1)      Division (1)
                                                                    ----------------------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                          $       -         $       -     $          -

Expenses:
   Mortality and expense risks                                              152               335            1,162
                                                                    ----------------------------------------------------
Net investment income (loss)                                               (152)             (335)          (1,162)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                44              (352)          (6,432)
Capital gains distributions                                                   -                 -                -
                                                                    ----------------------------------------------------
                                                                    ----------------------------------------------------
Total realized gains (losses) on investments                                 44              (352)          (6,432)
Change in net unrealized appreciation or depreciation of investments      5,041             4,992          (23,636)
                                                                    -----------------------------------------------------
Net increase (decrease) in net assets resulting from operations          $4,933            $4,305         $(31,230)
                                                                    ====================================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                          $       -         $       -     $          -
   Capital gains distributions                                                -                 -                -
                                                                    ----------------------------------------------------
                                                                              -                 -                -
Expenses:
   Mortality and expense risks                                                -                 -                -
                                                                    ----------------------------------------------------
Net investment income (loss)                                                  -                 -                -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                    -                 -                -
Change in net unrealized appreciation or depreciation of investments          -                 -                -
                                                                    -----------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $       -         $       -     $          -
                                                                    ====================================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                          $       -         $       -     $          -
   Capital gains distributions                                                -                 -                -
                                                                    ----------------------------------------------------
                                                                              -                 -                -
Expenses:
   Mortality and expense risks                                                -                 -                -
                                                                    ----------------------------------------------------
Net investment income (loss)                                                  -                 -                -

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                    -                 -                -
Change in net unrealized appreciation or depreciation of investments          -                 -                -
                                                                    ----------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $       -         $       -     $          -
                                                                    ====================================================

(1)  Commenced operations May 19, 2001

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                           LargeCap          LargeCap
                                                                            Growth         Stock Index
                                                                         Division (1)        Division (2)
                                                                       ------------------------------------
Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                              $        -       $    145,770

Expenses:
   Mortality and expense risks                                                   331            114,442
                                                                       ------------------------------------
Net investment income (loss)                                                    (331)            31,328

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                 (1,117)          (198,070)
Capital gains distributions                                                        -                  -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                  (1,117)          (198,070)
Change in net unrealized appreciation or depreciation of investments           3,234         (1,608,110)
                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations              $ 1,786        $(1,774,852)
                                                                       ====================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                              $        -       $    102,989
   Capital gains distributions                                                     -             41,453
                                                                       ------------------------------------
                                                                                   -            144,442
Expenses:
   Mortality and expense risks                                                     -             72,122
                                                                       ------------------------------------
Net investment income (loss)                                                       -             72,320

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                         -                153
Change in net unrealized appreciation or depreciation of investments               -         (1,133,899)
                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations           $        -        $(1,061,426)
                                                                       ====================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                              $        -       $     27,669
   Capital gains distributions                                                     -             35,810
                                                                       ------------------------------------
                                                                                   -             63,479
Expenses:
   Mortality and expense risks                                                     -             15,615
                                                                       ------------------------------------
Net investment income (loss)                                                       -             47,864

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                         -                377
Change in net unrealized appreciation or depreciation of investments               -            321,029
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations           $        -       $    369,270
                                                                       ====================================

(1)  Commenced operations May 19, 2001
(2)  Commenced operations May 1, 1999

See accompanying notes.

                                                                                                                MidCap
                                                                            MicroCap           MidCap           Growth
                                                                            Division          Division         Division
                                                                       --------------------------------------------------------


Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                             $         -        $    287,538      $         -

Expenses:
   Mortality and expense risks                                                13,429             280,737           23,388
                                                                       --------------------------------------------------------
Net investment income (loss)                                                 (13,429)              6,801          (23,388)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                 (3,292)              8,298          (75,948)
Capital gains distributions                                                        -             962,939           60,176
                                                                       --------------------------------------------------------
                                                                       --------------------------------------------------------
Total realized gains (losses) on investments                                  (3,292)            971,237          (15,772)
Change in net unrealized appreciation or depreciation of investments          54,466          (2,591,787)        (418,816)
                                                                       --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $37,745         $(1,613,749)       $(457,976)
                                                                       ========================================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                                $  6,198        $     96,220      $     4,159
   Capital gains distributions                                                     -           6,502,170          199,447
                                                                       --------------------------------------------------------
                                                                               6,198           6,598,390          203,606
Expenses:
   Mortality and expense risks                                                 7,677             272,454           13,595
                                                                       --------------------------------------------------------
Net investment income (loss)                                                  (1,479)          6,325,936          190,011

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                    32,846             396,277           26,224
Change in net unrealized appreciation or depreciation of investments            (737)         (2,361,754)        (163,442)
                                                                       --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $30,630         $ 4,360,459       $   52,793
                                                                       ========================================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                               $     614        $     93,198      $     1,567
   Capital gains distributions                                                     -           1,313,207                -
                                                                       --------------------------------------------------------
                                                                                 614           1,406,405            1,567
Expenses:
   Mortality and expense risks                                                 2,622             228,629            5,079
                                                                       --------------------------------------------------------
Net investment income (loss)                                                  (2,008)          1,177,776           (3,512)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                       539             142,810            9,001
Change in net unrealized appreciation or depreciation of investments          (4,874)          2,019,372           82,583
                                                                       --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             $ (6,343)        $ 3,339,958       $   88,072
                                                                       ========================================================

(1)  Commenced operations May 19, 2001
(2)  Commenced operations May 1, 1999

See accompanying notes.

                                                                               MidCap
                                                                               Growth           MidCap            Money
                                                                               Equity            Value            Market
                                                                            Division (1)     Division (1)        Division
                                                                       --------------------------------------------------------


Year ended December 31, 2001 Investment income (loss) Income:
   Dividends                                                              $          -         $     284          $894,342

Expenses:
   Mortality and expense risks                                                     317               768           275,846
                                                                       --------------------------------------------------------
Net investment income (loss)                                                      (317)             (484)          618,496

Realized gains (losses) on investments
Realized gain (losses) on sale of fund shares                                  (11,841)              113                 -
Capital gains distributions                                                          -             9,791                 -
                                                                       --------------------------------------------------------
                                                                       --------------------------------------------------------
Total realized gains (losses) on investments                                   (11,841)            9,904                 -
Change in net unrealized appreciation or depreciation of investments             3,652             4,460               (86)
                                                                       --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $  (8,506)          $13,880          $618,410
                                                                       ========================================================

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                              $          -       $         -          $947,987
   Capital gains distributions                                                       -                 -                 -
                                                                       --------------------------------------------------------
                                                                                     -                 -           947,987
Expenses:
   Mortality and expense risks                                                       -                 -           185,639
                                                                       --------------------------------------------------------
Net investment income (loss)                                                         -                 -           762,348

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                           -                 -                 -
Change in net unrealized appreciation or depreciation of investments                 -                 -                 -
                                                                       --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           $          -       $         -          $762,348
                                                                       ========================================================

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                              $          -       $         -          $407,602
   Capital gains distributions                                                       -                 -                 -
                                                                       --------------------------------------------------------
                                                                                     -                 -           407,602
Expenses:
   Mortality and expense risks                                                       -                 -            93,734
                                                                       --------------------------------------------------------
Net investment income (loss)                                                         -                 -           313,868

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                           -                 -                 -
Change in net unrealized appreciation or depreciation of investments                 -                 -                 -
                                                                       --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           $          -       $         -          $313,868
                                                                       ========================================================

(1)  Commenced operations May 19, 2001
(2)  Commenced operations May 1, 1999

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                                   Putnam VT
                                                                                  Global Asset       Putnam VT
                                                                                   Allocation          Vista
                                                                                    Division          Division
                                                                                ------------------------------------
         Year ended December 31, 2001 Investment income (loss) Income:
            Dividends                                                               $   11,469       $         -

         Expenses:
            Mortality and expense risks                                                 10,494            56,353
                                                                                ------------------------------------
         Net investment income (loss)                                                      975           (56,353)

         Realized gains (losses) on investments
         Realized gain (losses) on sale of fund shares                                 (37,790)         (421,989)
         Capital gains distributions                                                   117,908           679,338
                                                                                ------------------------------------
                                                                                ------------------------------------
         Total realized gains (losses) on investments                                   80,118           257,349
         Change in net unrealized appreciation or depreciation of investments         (189,495)       (2,557,000)
                                                                                -------------------------------------
         Net increase (decrease) in net assets resulting from operations             $(108,402)      $(2,356,004)
                                                                                ====================================

         Year ended December 31, 2000 Investment income (loss) Income:
            Dividends                                                              $     9,533       $         -
            Capital gains distributions                                                 51,153            20,972
                                                                                ------------------------------------
                                                                                        60,686            20,972
         Expenses:
            Mortality and expense risks                                                  6,544            27,026
                                                                                ------------------------------------
         Net investment income (loss)                                                   54,142            (6,054)

         Realized and unrealized gains (losses) on investments
         Net realized gains (losses) on investments                                     (1,478)           23,433
         Change in net unrealized appreciation or depreciation of investments          (91,512)         (730,737)
                                                                                -------------------------------------
         Net increase (decrease) in net assets resulting from operations            $  (38,848)     $   (713,358)
                                                                                ====================================

         Year ended December 31, 1999 Investment income (loss) Income:
            Dividends                                                              $     3,412       $         -
            Capital gains distributions                                                  9,719            62,859
                                                                                ------------------------------------
                                                                                        13,131            62,859
         Expenses:
            Mortality and expense risks                                                  2,385             2,960
                                                                                ------------------------------------
         Net investment income (loss)                                                   10,746            59,899

         Realized and unrealized gains (losses) on investments
         Net realized gains (losses) on investments                                      4,668             5,780
         Change in net unrealized appreciation or depreciation of investments           23,177           181,556
                                                                                ------------------------------------
         Net increase (decrease) in net assets resulting from operations            $   38,591      $    247,235
                                                                                ====================================

         See accompanying notes.

                                                                                    Putnam VT
                                                                                     Voyager         Real Estate        SmallCap
                                                                                    Division           Division         Division
                                                                                ----------------------------------------------------


         Year ended December 31, 2001 Investment income (loss) Income:
            Dividends                                                           $               -       $120,032       $         -

         Expenses:
            Mortality and expense risks                                                 185,141           15,633            23,604
                                                                                ----------------------------------------------------
         Net investment income (loss)                                                  (185,141)         104,399           (23,604)

         Realized gains (losses) on investments
         Realized gain (losses) on sale of fund shares                                 (350,488)          12,059           (24,501)
         Capital gains distributions                                                  4,288,799                -                 -
                                                                                ----------------------------------------------------
                                                                                ----------------------------------------------------
         Total realized gains (losses) on investments                                 3,938,311           12,059           (24,501)
         Change in net unrealized appreciation or depreciation of investments        (8,868,879)         113,786           117,453
                                                                                ----------------------------------------------------
         Net increase (decrease) in net assets resulting from operations            $(5,115,709)        $230,244        $   69,348
                                                                                ====================================================

         Year ended December 31, 2000 Investment income (loss) Income:
            Dividends                                                           $           778        $  37,862       $     5,550
            Capital gains distributions                                               1,650,707                -           273,379
                                                                                ----------------------------------------------------
                                                                                      1,651,485           37,862           278,929
         Expenses:
            Mortality and expense risks                                                 134,312            2,771            16,009
                                                                                ----------------------------------------------------
         Net investment income (loss)                                                 1,517,173           35,091           262,920

         Realized and unrealized gains (losses) on investments
         Net realized gains (losses) on investments                                          25           12,346            28,981
         Change in net unrealized appreciation or depreciation of investments        (5,168,799)          35,647          (618,008)
                                                                                ----------------------------------------------------
         Net increase (decrease) in net assets resulting from operations            $(3,651,601)       $  83,084         $(326,107)
                                                                                ====================================================

         Year ended December 31, 1999 Investment income (loss) Income:
            Dividends                                                            $        1,764        $   3,569       $       331
            Capital gains distributions                                                 163,482                -            88,145
                                                                                ----------------------------------------------------
                                                                                        165,246            3,569            88,476
         Expenses:
            Mortality and expense risks                                                  29,437              376             4,836
                                                                                ----------------------------------------------------
         Net investment income (loss)                                                   135,809            3,193            83,640

         Realized and unrealized gains (losses) on investments
         Net realized gains (losses) on investments                                      16,417             (785)           10,826
         Change in net unrealized appreciation or depreciation of investments         2,300,449           (5,017)          145,118
                                                                                ----------------------------------------------------
         Net increase (decrease) in net assets resulting from operations            $ 2,452,675        $  (2,609)        $ 239,584
                                                                                ====================================================

         See accompanying notes.

                                                                                     SmallCap         SmallCap
                                                                                      Growth            Value          Utilities
                                                                                     Division         Division          Division
                                                                                ----------------------------------------------------


         Year ended December 31, 2001 Investment income (loss) Income:
            Dividends                                                           $               -      $  40,659       $   56,379

         Expenses:
            Mortality and expense risks                                                  88,523           25,576           15,580
                                                                                ----------------------------------------------------
         Net investment income (loss)                                                   (88,523)          15,083           40,799

         Realized gains (losses) on investments
         Realized gain (losses) on sale of fund shares                                 (274,722)          26,614          (17,784)
         Capital gains distributions                                                          -          222,712                -
                                                                                ----------------------------------------------------
                                                                                ----------------------------------------------------
         Total realized gains (losses) on investments                                  (274,722)         249,326          (17,784)
         Change in net unrealized appreciation or depreciation of investments        (3,028,545)         (33,749)        (646,422)
                                                                                ----------------------------------------------------
         Net increase (decrease) in net assets resulting from operations            $(3,391,790)        $230,660        $(623,407)
                                                                                ====================================================

         Year ended December 31, 2000 Investment income (loss) Income:
            Dividends                                                           $               -      $  16,994       $   25,998
            Capital gains distributions                                                 492,430          131,634           21,828
                                                                                ----------------------------------------------------
                                                                                        492,430          148,628           47,826
         Expenses:
            Mortality and expense risks                                                  56,013            8,739            6,958
                                                                                ----------------------------------------------------
         Net investment income (loss)                                                   436,417          139,889           40,868

         Realized and unrealized gains (losses) on investments
         Net realized gains (losses) on investments                                      71,121          127,192           19,284
         Change in net unrealized appreciation or depreciation of investments        (2,338,388)            (543)          97,562
                                                                                ----------------------------------------------------
         Net increase (decrease) in net assets resulting from operations            $(1,830,850)        $266,538        $ 157,714
                                                                                ====================================================

         Year ended December 31, 1999 Investment income (loss) Income:
            Dividends                                                           $               -      $   3,592       $    8,137
            Capital gains distributions                                                  19,242                -            1,773
                                                                                ----------------------------------------------------
                                                                                         19,242            3,592            9,910
         Expenses:
            Mortality and expense risks                                                   5,327            2,821            1,916
                                                                                ----------------------------------------------------
         Net investment income (loss)                                                    13,915              771            7,994

         Realized and unrealized gains (losses) on investments
         Net realized gains (losses) on investments                                      30,664            2,968            1,155
         Change in net unrealized appreciation or depreciation of investments           705,827           78,477           (3,398)
                                                                                ----------------------------------------------------
         Net increase (decrease) in net assets resulting from operations           $    750,406        $  82,216       $    5,751
                                                                                ====================================================

         See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                       Statements of Changes in Net Assets

     For The Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                               AIM V.I.
                                                               AIM V.I.       Growth and       AIM V.I.
                                                                Growth          Income          Value
                                                             Division (1)    Division (1)    Division (1)
                                                            --------------- --------------- ---------------
                                                                 2001            2001            2001
                                                            --------------- --------------- ---------------
 Net assets at beginning of period                          $           -   $           -   $           -

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                     (49)           (226)           (518)
    Total realized gains (losses) on investments                    (218)         (3,639)          4,799
    Change in net unrealized appreciation or
      depreciation of investments                                   (735)          1,786          (8,546)
                                                            --------------- --------------- ---------------
                                                            --------------- --------------- ---------------
 Net increase (decrease) in net assets
    resulting from operations                                     (1,002)         (2,079)         (4,265)

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                               185,385         118,004         460,447
    Contract terminations and surrenders                               -               -            (157)
    Death benefit payments                                             -             (26)              -
    Policy loan transfers                                              -               -            (113)
    Transfers to other contracts                                  (1,655)           (958)        (10,509)
    Cost of insurance and administration charges                  (7,948)         (7,447)        (19,120)
    Surrender charges                                                  -             (11)            (64)
                                                            --------------- --------------- ---------------
                                                            --------------- --------------- ---------------
 Increase (decrease) in net assets from policy
    related transactions                                         175,782         109,562         430,484
                                                            --------------- --------------- ---------------
                                                            --------------- --------------- ---------------
 Total increase (decrease)                                       174,780         107,483         426,219
                                                            --------------- --------------- ---------------
                                                            --------------- --------------- ---------------
 Net assets at end of period                                    $174,780        $107,483        $426,219
                                                            =============== =============== ===============

(1)  Commenced operations May 19, 2001.

See accompanying notes.

                                                                 American Century
                                                                   VP Income &       American Century
                                                                      Growth             VP Ultra
                                                                   Division (1)        Division (1)

                                                                 ------------------ -------------------
                                                                       2001                2001
                                                                 ------------------ -------------------

 Net assets at beginning of period                               $      -            $      -

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                      (793)               (453)
    Total realized gains (losses) on investments                       (71)             (9,757)
    Change in net unrealized appreciation or
      depreciation of investments                                    4,176               4,234
                                                             ------------------ -----------------------
                                                             ------------------ -----------------------
 Net increase (decrease) in net assets
    resulting from operations                                        3,312              (5,976)

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                 335,858             310,278
    Contract terminations and surrenders                                 -                 (67)
    Death benefit payments                                               -                   -
    Policy loan transfers                                             (141)                  -
    Transfers to other contracts                                    (6,063)           (102,398)
    Cost of insurance and administration charges                    (9,836)             (8,984)
    Surrender charges                                                    -                 (28)
                                                             ------------------ -----------------------
                                                             ------------------ -----------------------
 Increase (decrease) in net assets from policy
    related transactions                                           319,818             198,801
                                                             ------------------ -----------------------
                                                             ------------------ -----------------------
 Total increase (decrease)                                         323,130             192,825
                                                             ------------------ -----------------------
                                                             ------------------ -----------------------
 Net assets at end of period                                      $323,130            $192,825
                                                             ================== =======================

(1)  Commenced operations May 19, 2001.

See accompanying notes.

                                                                       Asset Allocation Division
                                                         ------------------------------------------------------
                                                                2001             2000              1999
                                                         ------------------------------------------------------
 Net assets at beginning of period                          $5,527,233        $3,132,463       $1,592,829

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                               135,159           503,851          272,755
    Total realized gains (losses) on investments              (217,195)            9,480           18,368
    Change in net unrealized appreciation or
      depreciation of investments                             (251,071)         (522,565)         136,643
                                                            --------------------------------------------------
                                                            --------------------------------------------------
 Net increase (decrease) in net assets
    resulting from operations                                 (333,107)           (9,234)         427,766

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                           8,853,445         3,289,056        1,835,680
    Contract terminations and surrenders                      (378,516)          (65,587)         (41,872)
    Death benefit payments                                     (12,348)                -           (2,944)
    Policy loan transfers                                      (55,035)          (26,235)         (64,353)
    Transfers to other contracts                            (3,202,248)         (365,808)        (337,090)
    Cost of insurance and administration charges              (594,740)         (385,961)        (260,250)
    Surrender charges                                         (154,782)          (41,461)         (17,303)
                                                            --------------------------------------------------
                                                            --------------------------------------------------
 Increase (decrease) in net assets from policy
    related transactions                                     4,455,776         2,404,004        1,111,868
                                                            --------------------------------------------------
                                                            --------------------------------------------------
 Total increase (decrease)                                   4,122,669         2,394,770        1,539,634
                                                            --------------------------------------------------
                                                            --------------------------------------------------
 Net assets at end of period                                $9,649,902        $5,527,233       $3,132,463
                                                            ==================================================

(1)  Commenced operations May 19, 2001.

See accompanying notes.

                       Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                            Balanced Division
                                                                -------------------------------------------
                                                                -------------------------------------------
                                                                     2001          2000          1999
                                                                -------------------------------------------

 Net assets at beginning of period                                $11,977,437   $12,297,279  $  9,879,189

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                      258,906      (104,162)      785,732
    Total realized gains (losses) on
      investments                                                      38,954       (52,909)       77,332
    Change in net unrealized appreciation or
      depreciation of investments                                  (1,262,149)       67,563      (695,498)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net increase (decrease) in net assets
    resulting from operations                                        (964,289)      (89,508)      167,566

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                  4,861,852     4,313,099     6,113,533
    Contract terminations and surrenders                             (505,834)     (453,456)     (449,646)
    Death benefit payments                                            (50,423)      (21,288)       (4,689)
    Policy loan transfers                                            (131,129)      (227,75)     (147,452)
    Transfers to other contracts                                     (911,089)   (2,699,004)   (2,132,506)
    Cost of insurance and administration
      charges                                                      (1,020,199)   (1,007,392)   (1,020,029)
    Surrender charges                                                (154,934)     (134,539)     (108,687)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                     2,088,244      (230,334)    2,250,524
                                                                -------------------------------------------
                                                                -------------------------------------------
 Total increase (decrease)                                          1,123,955      (319,842)    2,418,090
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net assets at end of period                                      $13,101,392   $11,977,437   $12,297,279
                                                                ===========================================

(1)  Commenced operations May 19, 2001.

See accompanying notes.

                                                                                    Bond Division
                                                                     -----------------------------------------
                                                                          2001          2000          1999
                                                                     -----------------------------------------

 Net assets at beginning of period                                 $  9,081,333  $6,647,735    $3,953,245

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                        598,159     (70,481)      375,718
    Total realized gains (losses) on
      investments                                                        (6,436)    (67,172)       (8,182)
    Change in net unrealized appreciation or
      depreciation of investments                                       140,352     710,421      (552,153)
                                                                 --------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                           732,075     572,768      (184,617)

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                   10,172,015   4,695,877     5,045,651
    Contract terminations and surrenders                               (875,588)   (224,651)     (341,883)
    Death benefit payments                                              (27,387)     (6,705)       (1,456)
    Policy loan transfers                                               (86,352)   (112,479)       69,090
    Transfers to other contracts                                     (2,700,365) (1,602,705)   (1,149,010)
    Cost of insurance and administration
      charges                                                        (1,059,253)   (813,559)     (691,942)
    Surrender charges                                                  (327,602)    (74,948)      (51,343)
                                                                 --------------------------------------------
                                                                 --------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                       5,095,468   1,860,830     2,879,107
                                                                 --------------------------------------------
                                                                 --------------------------------------------
 Total increase (decrease)                                            5,827,543   2,433,598     2,694,490
                                                                 --------------------------------------------
                                                                 --------------------------------------------
 Net assets at end of period                                        $14,908,876  $9,081,333    $6,647,735
                                                                 ============================================

(1)  Commenced operations May 19, 2001.

See accompanying notes.

                                                                                                             Dreyfus
                                                                                                             Founders
                                                                                                            Discovery
                                                                      Capital Value Division              Division (1)
                                                            -------------------------------------------- ----------------
                                                                 2001          2000           1999            2001
                                                            -------------------------------------------- ----------------

 Net assets at beginning of period                           $28,529,336  $28,453,464    $22,971,942        $      -

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                  94,533      330,995      3,524,581            (543)
    Total realized gains (losses) on
      investments                                               (292,001)    (899,891)       207,213          (3,645)
    Change in net unrealized appreciation or
      depreciation of investments                             (2,498,976)     950,640     (5,167,258)          4,568
                                                             ----------------------------------------- ----------------

 Net increase (decrease) in net assets
    resulting from operations                                 (2,696,444)     381,744     (1,435,464)            380

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                            11,153,610   11,696,805     14,665,546         227,998
    Contract terminations and surrenders                      (1,281,730)    (992,682)      (779,500)              -
    Death benefit payments                                       (61,173)     (43,189)       (16,643)              -
    Policy loan transfers                                       (248,302)    (528,453)      (159,843)              -
    Transfers to other contracts                              (2,698,649)  (7,517,529)    (4,080,476)        (69,873)
    Cost of insurance and administration
      charges                                                 (2,697,679)  (2,638,433)    (2,533,293)         (3,496)
    Surrender charges                                           (403,816)    (282,391)      (178,805)              -
                                                             ----------------------------------------- ----------------
                                                             ----------------------------------------- ----------------
 Increase (decrease) in net assets from
    policy related transactions                                3,762,261     (305,872)     6,916,986         154,629
                                                             ----------------------------------------- ----------------
                                                             ----------------------------------------- ----------------
 Total increase (decrease)                                     1,065,817       75,872      5,481,522         155,009
                                                             ----------------------------------------- ----------------
                                                             ----------------------------------------- ----------------
 Net assets at end of period                                 $29,595,153  $28,529,336    $28,453,464        $155,009
                                                             ========================================= ================

(1)  Commenced operations May 19, 2001.

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account
                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                          Equity Growth Division(1)
                                                                -------------------------------------------
                                                                -------------------------------------------
                                                                     2001          2000          1999
                                                                -------------------------------------------

 Net assets at beginning of period                                $45,972,711   $33,093,420    $14,244,041

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                     (371,301)      861,673      1,823,384
    Total realized gains (losses) on
      investments                                                   2,329,025       146,570         88,148
    Change in net unrealized appreciation or
      depreciation of investments                                  (9,726,755)   (7,649,724)     6,010,958
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net increase (decrease) in net assets
    resulting from operations                                      (7,769,031)   (6,641,481)     7,922,490

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                 26,746,436    29,758,309     16,297,188
    Contract terminations and surrenders                           (2,138,814)     (902,757)      (453,060)
    Death benefit payments                                            (24,549)      (19,750)        (7,313)
    Policy loan transfers                                            (506,074)     (797,276)      (393,765)
    Transfers to other contracts                                   (5,666,291)   (3,750,874)    (1,675,940)
    Cost of insurance and administration
      charges                                                      (5,149,495)   (4,191,357)    (2,653,004)
    Surrender charges                                                (880,452)     (575,523)      (187,217)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                    12,380,761    19,520,772     10,926,889
                                                                -------------------------------------------
                                                                -------------------------------------------
 Total increase (decrease)                                          4,611,730    12,879,291     18,849,379
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net assets at end of period                                      $50,584,441   $45,972,711    $33,093,420
                                                                ===========================================

(1) Represented the operations of the Aggressive Growth Division until May 19, 2001 when the name changed to Equity Growth Division.
2001

See accompanying notes.

                                                                         Fidelity VIP II Contrafund Division
                                                                 ----------------------------------------------------
                                                                       2001             2000             1999
                                                                 ----------------------------------------------------

 Net assets at beginning of period                                   $35,385,437     $21,683,086     $  8,023,001

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                         (39,364)      2,883,802          261,596
    Total realized gains (losses) on
      investments                                                        408,949          32,714           36,522
    Change in net unrealized appreciation or
      depreciation of investments                                     (5,327,117)     (5,395,041)       3,000,192
                                                                 ----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                         (4,957,532)     (2,478,525)       3,298,310

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                    21,542,443      23,219,618       13,567,422
    Contract terminations and surrenders                              (1,361,042)       (498,142)        (229,535)
    Death benefit payments                                               (23,859)         (9,707)          (4,835)
    Policy loan transfers                                               (264,336)       (592,880)        (182,637)
    Transfers to other contracts                                      (5,026,269)     (2,678,220)      (1,002,866)
    Cost of insurance and administration
      charges                                                         (3,575,992)     (2,940,509)      (1,690,923)
    Surrender charges                                                   (564,195)       (319,284)         (94,851)
                                                                 ----------------------------------------------------
                                                                 ----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                       10,726,750      16,180,876       10,361,775
                                                                 ----------------------------------------------------
                                                                 ----------------------------------------------------
 Total increase (decrease)                                             5,769,218      13,702,351       13,660,085
                                                                 ----------------------------------------------------
                                                                 ----------------------------------------------------
 Net assets at end of period                                         $41,154,655     $35,385,437      $21,683,086
                                                                 ====================================================

See accompanying notes.

                                                                          Fidelity VIP Equity-Income Division
                                                                  ---------------------------------------------------
                                                                         2001             2000             1999
                                                                  ---------------------------------------------------

 Net assets at beginning of period                                    $13,577,072     $  9,373,498       $4,905,541

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                          114,531          696,243          195,432
    Total realized gains (losses) on
      investments                                                         562,287          (36,409)          26,811
    Change in net unrealized appreciation or
      depreciation of investments                                      (1,553,952)         320,251           51,551
                                                                  ---------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                            (877,134)         980,085          273,794

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                      9,865,998        7,043,890        6,456,166
    Contract terminations and surrenders                                 (784,047)        (184,398)        (156,447)
    Death benefit payments                                                (44,869)          (1,690)            (221)
    Policy loan transfers                                                (174,682)          94,665         (174,979)
    Transfers to other contracts                                       (1,894,293)      (2,545,534)        (976,597)
    Cost of insurance and administration
      charges                                                          (1,216,469)      (1,065,441)        (889,111)
    Surrender charges                                                    (322,040)        (118,003)         (64,648)
                                                                  ---------------------------------------------------
                                                                  ---------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                         5,429,598        3,223,489        4,194,163
                                                                  ---------------------------------------------------
                                                                  ---------------------------------------------------
 Total increase (decrease)                                              4,552,464        4,203,574        4,467,957
                                                                  ---------------------------------------------------
                                                                  ---------------------------------------------------
 Net assets at end of period                                          $18,129,536      $13,577,072       $9,373,498
                                                                  ===================================================

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted




                                                                    Fidelity VIP High Income Division
                                                                -------------------------------------------
                                                                -------------------------------------------
                                                                     2001          2000          1999
                                                                -------------------------------------------

 Net assets at beginning of period                                 $1,821,483   $1,560,663    $1,064,791

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                      211,153       95,265        99,044
    Total realized gains (losses) on
      investments                                                    (198,377)     (46,430)      (18,366)
    Change in net unrealized appreciation or
      depreciation of investments                                    (397,609)    (528,218)        9,792
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net increase (decrease) in net assets
    resulting from operations                                        (384,833)    (479,383)       90,470

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                  2,482,751    1,436,160     1,004,457
    Contract terminations and surrenders                              (35,914)     (32,423)      (70,361)
    Death benefit payments                                                  -         (420)          (36)
    Policy loan transfers                                              51,196      (18,764)        8,724
    Transfers to other contracts                                     (857,938)    (444,922)     (360,193)
    Cost of insurance and administration
      charges                                                        (244,065)    (178,932)     (148,114)
    Surrender charges                                                 (15,098)     (20,496)      (29,075)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                     1,380,932      740,203       405,402
                                                                -------------------------------------------
                                                                -------------------------------------------
 Total increase (decrease)                                            996,099      260,820       495,872
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net assets at end of period                                       $2,817,582   $1,821,483    $1,560,663
                                                                ===========================================

See accompanying notes.

                                                                      Government Securities Division
                                                            ----------------------------------------------------
                                                                  2001             2000             1999
                                                            ----------------------------------------------------

 Net assets at beginning of period                             $  3,393,527      $3,117,503      $3,266,712

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                    172,055         (24,903)        152,211
    Total realized gains (losses) on
      investments                                                    21,893         (73,232)        (23,023)
    Change in net unrealized appreciation or
      depreciation of investments                                   190,344         358,676        (179,101)
                                                            ----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                       384,292         260,541         (49,913)

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                8,637,064       1,932,137       2,370,343
    Contract terminations and surrenders                           (167,887)        (37,495)        (11,368)
    Death benefit payments                                           (6,256)         (3,138)            (90)
    Policy loan transfers                                           (12,266)       (102,846)          3,547
    Transfers to other contracts                                 (1,222,730)     (1,496,351)     (2,222,249)
    Cost of insurance and administration
      charges                                                      (470,635)       (253,121)       (234,781)
    Surrender charges                                               (69,028)        (23,703)         (4,698)
                                                            ----------------------------------------------------
                                                            ----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                   6,688,262          15,483         (99,296)
                                                            ----------------------------------------------------
                                                            ----------------------------------------------------
 Total increase (decrease)                                        7,072,554         276,024        (149,209)
                                                            ----------------------------------------------------
                                                            ----------------------------------------------------
 Net assets at end of period                                    $10,466,081      $3,393,527      $3,117,503
                                                            ====================================================

See accompanying notes.

                                                                               Growth Division
                                                            -----------------------------------------------------
                                                                   2001             2000             1999
                                                            -----------------------------------------------------

 Net assets at beginning of period                              $14,740,033      $10,738,427     $  4,760,835

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                   (132,900)       2,870,718           22,074
    Total realized gains (losses) on
      investments                                                  (200,755)          27,791           35,999
    Change in net unrealized appreciation or
      depreciation of investments                                (3,854,361)      (4,702,775)       1,136,770
                                                            -----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                    (4,188,016)      (1,804,266)       1,194,843

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                8,263,846        9,674,355        7,116,531
    Contract terminations and surrenders                           (433,577)        (275,368)        (174,656)
    Death benefit payments                                          (30,346)         (10,239)             (80)
    Policy loan transfers                                          (139,063)        (262,492)        (137,542)
    Transfers to other contracts                                 (1,006,228)      (1,629,892)        (933,539)
    Cost of insurance and administration
      charges                                                    (1,760,758)      (1,514,952)      (1,015,792)
    Surrender charges                                              (187,294)        (175,540)         (72,173)
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                   4,706,580        5,805,872        4,782,749
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------
 Total increase (decrease)                                          518,564        4,001,606        5,977,592
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------
 Net assets at end of period                                    $15,258,597      $14,740,033      $10,738,427
                                                            =====================================================

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                           High Yield Division
                                                                -------------------------------------------
                                                                -------------------------------------------
                                                                     2001          2000          1999
                                                                -------------------------------------------

 Net assets at beginning of period                                 $1,617,658    $1,689,069    $2,269,099

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                      165,349       146,992       140,548
    Total realized gains (losses) on
      investments                                                     (35,917)      (36,162)      (83,063)
    Change in net unrealized appreciation or
      depreciation of investments                                    (131,598)     (199,645)      (35,529)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net increase (decrease) in net assets
    resulting from operations                                          (2,166)      (88,815)       21,956

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                    261,163       301,781       435,443
    Contract terminations and surrenders                              (31,601)      (78,725)     (706,562)
    Death benefit payments                                                  -             -        (1,481)
    Policy loan transfers                                              (3,538)        2,087       (19,235)
    Transfers to other contracts                                      (25,002)     (107,800)     (136,183)
    Cost of insurance and administration
      charges                                                        (104,483)      (95,536)     (128,426)
    Surrender charges                                                  (1,488)       (4,403)      (45,542)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                        95,051        17,404      (601,986)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Total increase (decrease)                                             92,885       (71,411)     (580,030)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net assets at end of period                                       $1,710,543    $1,617,658    $1,689,069
                                                                ===========================================

See accompanying notes.

                                                                               International Division
                                                                 ----------------------------------------------------
                                                                       2001             2000             1999
                                                                 ----------------------------------------------------

 Net assets at beginning of period                                   $17,342,064     $13,191,433     $  7,800,249

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                        (132,474)        663,415        1,429,623
    Total realized gains (losses) on
      investments                                                       (179,706)         10,274           34,900
    Change in net unrealized appreciation or
      depreciation of investments                                     (4,528,498)     (2,202,921)         942,834
                                                                 ----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                         (4,840,678)     (1,529,232)       2,407,357

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                     9,563,738      10,086,587        6,417,856
    Contract terminations and surrenders                                (341,846)       (302,768)        (171,017)
    Death benefit payments                                               (12,973)        (10,052)            (403)
    Policy loan transfers                                               (175,748)       (232,123)        (167,118)
    Transfers to other contracts                                      (1,938,667)     (2,294,330)      (1,986,291)
    Cost of insurance and administration
      charges                                                         (1,681,770)     (1,374,849)      (1,038,531)
    Surrender charges                                                   (140,787)       (192,602)         (70,669)
                                                                 ----------------------------------------------------
                                                                 ----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                        5,271,947       5,679,863        2,983,827
                                                                 ----------------------------------------------------
                                                                 ----------------------------------------------------
 Total increase (decrease)                                               431,269       4,150,631        5,391,184
                                                                 ----------------------------------------------------
                                                                 ----------------------------------------------------
 Net assets at end of period                                         $17,773,333     $17,342,064      $13,191,433
                                                                 ====================================================

See accompanying notes.

                                                                            International SmallCap Division
                                                                 ----------------------------------------------------
                                                                        2001             2000             1999
                                                                 ----------------------------------------------------

 Net assets at beginning of period                                  $  6,917,944     $  1,960,477      $   316,190

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                         (64,180)         317,491           71,624
    Total realized gains (losses) on
      investments                                                     (1,822,324)         137,726           29,313
    Change in net unrealized appreciation or
      depreciation of investments                                        186,949       (1,565,735)         570,819
                                                                 ----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                         (1,699,555)      (1,110,518)         671,756

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                    15,986,152       10,571,353        1,229,935
    Contract terminations and surrenders                                (181,804)         (68,238)         (11,949)
    Death benefit payments                                                (5,825)          (1,345)               -
    Policy loan transfers                                                (69,818)         (92,701)         (97,474)
    Transfers to other contracts                                     (12,388,722)      (3,708,043)         (49,357)
    Cost of insurance and administration
      charges                                                           (885,234)        (589,904)         (93,687)
    Surrender charges                                                    (75,339)         (43,137)          (4,937)
                                                                 ----------------------------------------------------
                                                                 ----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                        2,379,410        6,067,985          972,531
                                                                 ----------------------------------------------------
                                                                 ----------------------------------------------------
 Total increase (decrease)                                               679,855        4,957,467        1,644,287
                                                                 ----------------------------------------------------
                                                                 ----------------------------------------------------
 Net assets at end of period                                        $  7,597,799     $  6,917,944       $1,960,477
                                                                 ====================================================

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                                             INVESCO VIF
                                                                             INVESCO VIF    Small Company
                                                             INVESCO VIF        Health          Growth
                                                               Dynamics        Sciences      Division (1)
                                                             Division (1)    Division (1)
                                                            --------------- --------------- ---------------
                                                                 2001            2001            2001
                                                            --------------- --------------- ---------------
 Net assets at beginning of period                           $         -    $           -   $         -

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                    (135)           (717)          (152)
    Total realized gains (losses) on
      investments                                                 (1,010)           (249)            44
    Change in net unrealized appreciation or
      depreciation of investments                                  2,925           5,449          5,041
                                                            --------------- --------------- ---------------
                                                            --------------- --------------- ---------------
 Net increase (decrease) in net assets
    resulting from operations                                      1,780           4,483          4,933

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                78,780         422,243         62,744
    Contract terminations and surrenders                             (23)            (65)           (28)
    Death benefit payments                                             -               -              -
    Policy loan transfers                                           (172)             21              -
    Transfers to other contracts                                 (24,605)        (40,580)          (587)
    Cost of insurance and administration charges                  (2,732)        (16,701)        (3,813)
    Surrender charges                                                 (9)            (27)           (12)
                                                            --------------- --------------- ---------------
                                                            --------------- --------------- ---------------
 Increase (decrease) in net assets from
    policy related transactions                                   51,239         364,891         58,304
                                                            --------------- --------------- ---------------
                                                            --------------- --------------- ---------------
 Total increase (decrease)                                        53,019         369,374         63,237
                                                            --------------- --------------- ---------------
                                                            --------------- --------------- ---------------
 Net assets at end of period                                     $53,019        $369,374        $63,237
                                                            =============== =============== ===============

(1)  Commenced operations May 19, 2001.
(2)  Commenced operations May 1, 1999.

See accompanying notes.

                                                                                  Janus Aspen
                                                               INVESCO VIF        Aggressive      LargeCap Growth
                                                                Technology      Growth Division     Division (1)
                                                               Division (1)           (1)
                                                             ----------------- ------------------ -----------------
                                                                   2001              2001               2001
                                                             ----------------- ------------------ -----------------
 Net assets at beginning of period                           $           -     $           -       $           -

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                      (335)           (1,162)               (331)
    Total realized gains (losses) on
      investments                                                     (352)           (6,432)             (1,117)
    Change in net unrealized appreciation or
      depreciation of investments                                    4,992           (23,636)              3,234
                                                             ----------------- ------------------ -----------------

 Net increase (decrease) in net assets
    resulting from operations                                        4,305           (31,230)              1,786

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                 147,748           506,226             196,358
    Contract terminations and surrenders                               (48)              (22)                (22)
    Death benefit payments                                               -                 -                   -
    Policy loan transfers                                                -               938                   -
    Transfers to other contracts                                    (6,849)          (49,770)            (35,223)
    Cost of insurance and administration charges                    (7,590)          (22,774)             (8,325)
    Surrender charges                                                  (20)               (9)                 (9)
                                                             ----------------- ------------------ -----------------
                                                             ----------------- ------------------ -----------------
 Increase (decrease) in net assets from
    policy related transactions                                    133,241           434,589             152,779
                                                             ----------------- ------------------ -----------------
                                                             ----------------- ------------------ -----------------
 Total increase (decrease)                                         137,546           403,359             154,565
                                                             ----------------- ------------------ -----------------
                                                             ----------------- ------------------ -----------------
 Net assets at end of period                                      $137,546          $403,359            $154,565
                                                             ================= ================== =================

(1)  Commenced operations May 19, 2001.
(2)  Commenced operations May 1, 1999.

See accompanying notes.



                                                                      LargeCap Stock Index Division (2)
                                                              --------------------------------------------------
                                                                    2001            2000             1999
                                                              --------------------------------------------------
 Net assets at beginning of period                                $12,276,884   $  6,704,714      $        -

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                       31,328         72,320          47,864
    Total realized gains (losses) on
      investments                                                    (198,070)           153             377
    Change in net unrealized appreciation or
      depreciation of investments                                  (1,608,110)    (1,133,899)        321,029
                                                              --------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                      (1,774,852)    (1,061,426)        369,270

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                 10,027,318      7,825,895       6,494,864
    Contract terminations and surrenders                             (306,450)       (34,473)        (13,946)
    Death benefit payments                                           (300,788)          (259)              -
    Policy loan transfers                                             (35,555)       (92,383)          5,779
    Transfers to other contracts                                   (1,507,223)      (452,491)        (44,128)
    Cost of insurance and administration charges                     (974,711)      (589,691)       (101,362)
    Surrender charges                                                (126,670)       (23,002)         (5,763)
                                                              --------------------------------------------------
                                                              --------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                     6,775,921      6,633,596       6,335,444
                                                              --------------------------------------------------
                                                              --------------------------------------------------
 Total increase (decrease)                                          5,001,069      5,572,170       6,704,714
                                                              --------------------------------------------------
                                                              --------------------------------------------------
 Net assets at end of period                                      $17,277,953    $12,276,884      $6,704,714
                                                              ==================================================

(1)  Commenced operations May 19, 2001.
(2)  Commenced operations May 1, 1999.

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted




                                                                            MicroCap Division
                                                                -------------------------------------------
                                                                -------------------------------------------
                                                                     2001          2000          1999
                                                                -------------------------------------------

 Net assets at beginning of period                                 $1,269,013  $   452,739     $149,378

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                      (13,429)      (1,479)      (2,008)
    Total realized gains (losses) on
      investments                                                      (3,292)      32,846          539
    Change in net unrealized appreciation or
      depreciation of investments                                      54,466         (737)      (4,874)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net increase (decrease) in net assets
    resulting from operations                                          37,745       30,630       (6,343)

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                    935,120    1,556,542      368,670
    Contract terminations and surrenders                              (33,408)     (13,200)      (1,103)
    Death benefit payments                                             (1,301)           -            -
    Policy loan transfers                                               1,306         (461)      (6,935)
    Transfers to other contracts                                     (154,517)    (672,095)      (8,950)
    Cost of insurance and administration
      charges                                                        (130,270)     (76,798)     (41,522)
    Surrender charges                                                 (15,724)      (8,344)        (456)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                       601,206      785,644      309,704
                                                                -------------------------------------------
                                                                -------------------------------------------
 Total increase (decrease)                                            638,951      816,274      303,361
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net assets at end of period                                       $1,907,964   $1,269,013     $452,739
                                                                ===========================================

See accompanying notes.

                                                                               MidCap Division
                                                             ----------------------------------------------------
                                                                   2001             2000             1999
                                                             ----------------------------------------------------

Net assets at beginning of period                               $37,522,641     $30,767,163      $25,463,610

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                       6,801       6,325,936        1,177,776
    Total realized gains (losses) on
      investments                                                    971,237         396,277          142,810
    Change in net unrealized appreciation or
      depreciation of investments                                 (2,591,787)     (2,361,754)       2,019,372
                                                             ----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                     (1,613,749)      4,360,459        3,339,958

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                12,119,253      11,608,618       11,141,276
    Contract terminations and surrenders                          (1,602,008)     (1,516,159)      (1,108,369)
    Death benefit payments                                           (42,287)        (69,784)         (23,450)
    Policy loan transfers                                         (1,075,094)       (603,290)        (579,695)
    Transfers to other contracts                                  (2,850,649)     (4,166,416)      (4,628,585)
    Cost of insurance and administration
      charges                                                     (2,715,722)     (2,529,480)      (2,628,217)
    Surrender charges                                               (298,611)       (328,470)        (209,365)
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                    3,534,882       2,395,019        1,963,595
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Total increase (decrease)                                         1,921,133       6,755,478        5,303,553
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Net assets at end of period                                     $39,443,774     $37,522,641      $30,767,163
                                                             ====================================================

See accompanying notes.

                                                                           MidCap Growth Division
                                                            -----------------------------------------------------
                                                                   2001             2000             1999
                                                            -----------------------------------------------------

Net assets at beginning of period                               $2,396,679      $   978,046        $315,903

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                    (23,388)         190,011          (3,512)
    Total realized gains (losses) on
      investments                                                   (15,772)          26,224           9,001
    Change in net unrealized appreciation or
      depreciation of investments                                  (418,816)        (163,442)         82,583
                                                            -----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                      (457,976)          52,793          88,072

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                2,424,587        1,843,915         878,861
    Contract terminations and surrenders                           (108,375)         (25,571)        (10,284)
    Death benefit payments                                             (780)               -               -
    Policy loan transfers                                           (35,716)         (10,834)         (5,191)
    Transfers to other contracts                                   (405,618)        (251,257)       (195,196)
    Cost of insurance and administration
      charges                                                      (336,627)        (174,248)        (89,869)
    Surrender charges                                               (44,316)         (16,165)         (4,250)
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                   1,493,155        1,365,840         574,071
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------
 Total increase (decrease)                                        1,035,179        1,418,633         662,143
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------
 Net assets at end of period                                     $3,431,858       $2,396,679        $978,046
                                                            =====================================================

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                             MidCap
                                                                             Growth            MidCap
                                                                             Equity            Value
                                                                          Division (1)      Division (1)
                                                                        ----------------- -----------------
                                                                              2001              2001
                                                                        ----------------- -----------------

 Net assets at beginning of period                                      $           -     $           -

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                                 (317)             (484)
    Total realized gains (losses) on
      investments                                                             (11,841)            9,904
    Change in net unrealized appreciation or
      depreciation of investments                                               3,652             4,460
                                                                        ----------------- -----------------
                                                                        ----------------- -----------------
 Net increase (decrease) in net assets
    resulting from operations                                                  (8,506)           13,880

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                            190,253           357,254
    Contract terminations and surrenders                                          (56)              (76)
    Death benefit payments                                                          -                 -
    Policy loan transfers                                                           -               147
    Transfers to other contracts                                              (51,184)          (21,607)
    Cost of insurance and administration
      charges                                                                  (5,783)          (14,878)
    Surrender charges                                                             (23)              (31)
                                                                        ----------------- -----------------
                                                                        ----------------- -----------------
 Increase (decrease) in net assets from policy
    related transactions                                                      133,207           320,809
                                                                        ----------------- -----------------
                                                                        ----------------- -----------------
 Total increase (decrease)                                                    124,701           334,689
                                                                        ----------------- -----------------
                                                                        ----------------- -----------------
 Net assets at end of period                                                 $124,701          $334,689
                                                                        ================= =================

(1)  Commenced operations May 19, 2001.

See accompanying notes.

                                                                            Money Market Division
                                                             ----------------------------------------------------
                                                                   2001             2000             1999
                                                             ----------------------------------------------------

 Net assets at beginning of period                               $18,255,616      $14,455,480    $  8,335,116

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                     618,496          762,348         313,868
    Total realized gains (losses) on
      investments                                                          -                -               -
    Change in net unrealized appreciation or
      depreciation of investments                                        (86)               -               -
                                                             ----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                        618,410          762,348         313,868

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                79,238,720       72,946,715      40,630,667
    Contract terminations and surrenders                            (966,272)        (535,850)       (526,416)
    Death benefit payments                                          (214,508)               -             (31)
    Policy loan transfers                                           (154,267)         (61,746)       (280,402)
    Transfers to other contracts                                 (62,751,766)     (66,548,940)    (31,813,986)
    Cost of insurance and administration
      charges                                                     (3,706,667)      (2,665,403)     (1,987,469)
    Surrender charges                                               (408,228)         (96,988)       (215,867)
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Increase (decrease) in net assets from policy
    related transactions                                          11,037,012        3,037,788       5,806,496
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Total increase (decrease)                                        11,655,422        3,800,136       6,120,364
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Net assets at end of period                                     $29,911,038      $18,255,616     $14,455,480
                                                             ====================================================

(1)  Commenced operations May 19, 2001.

See accompanying notes.

                                                                 Putnam VT Global Asset Allocation Division
                                                            -----------------------------------------------------
                                                                   2001             2000             1999
                                                            -----------------------------------------------------

 Net assets at beginning of period                              $   944,197        $422,470        $  75,231

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                        975          54,142           10,746
    Total realized gains (losses) on
      investments                                                    80,118          (1,478)           4,668
    Change in net unrealized appreciation or
      depreciation of investments                                  (189,495)        (91,512)          23,177
                                                            -----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                      (108,402)        (38,848)          38,591

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                  929,244         829,996          441,210
    Contract terminations and surrenders                            (26,087)        (12,947)          (2,330)
    Death benefit payments                                                -               -                -
    Policy loan transfers                                            (2,776)         (1,036)            (601)
    Transfers to other contracts                                   (133,536)       (149,689)         (85,053)
    Cost of insurance and administration
      charges                                                      (149,078)        (96,360)         (43,615)
    Surrender charges                                               (10,693)         (9,389)            (963)
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------
 Increase (decrease) in net assets from policy
    related transactions                                            607,074         560,575          308,648
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------
 Total increase (decrease)                                          498,672         521,727          347,239
                                                            -----------------------------------------------------
                                                            -----------------------------------------------------
 Net assets at end of period                                     $1,442,869        $944,197         $422,470
                                                            =====================================================

(1)  Commenced operations May 19, 2001.

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                          Putnam VT Vista Division
                                                                -------------------------------------------
                                                                -------------------------------------------
                                                                     2001          2000          1999
                                                                -------------------------------------------

 Net assets at beginning of period                                 $5,249,045  $   895,165     $123,051

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                      (56,353)      (6,054)      59,899
    Total realized gains (losses) on
      investments                                                     257,349       23,433        5,780
    Change in net unrealized appreciation or
      depreciation of investments                                  (2,557,000)    (730,737)     181,556
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net increase (decrease) in net assets
    resulting from operations                                      (2,356,004)    (713,358)     247,235

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                  6,357,039    5,897,773      628,024
    Contract terminations and surrenders                              (98,457)     (36,043)      (6,403)
    Death benefit payments                                             (4,795)      (6,712)           -
    Policy loan transfers                                             (58,115)     (91,942)      (5,925)
    Transfers to other contracts                                   (1,647,186)    (345,652)     (32,861)
    Cost of insurance and administration
      charges                                                        (801,378)    (327,401)     (55,310)
    Surrender charges                                                 (42,014)     (22,785)      (2,646)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                     3,705,094    5,067,238      524,879
                                                                -------------------------------------------
                                                                -------------------------------------------
 Total increase (decrease)                                          1,349,090    4,353,880      772,114
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net assets at end of period                                       $6,598,135   $5,249,045     $895,165
                                                                ===========================================

See accompanying notes.


                                                                           Putnam VT Voyager Division
                                                             ----------------------------------------------------
                                                                   2001             2000             1999
                                                             ----------------------------------------------------

 Net assets at beginning of period                               $19,058,561    $  8,742,337      $   899,548

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                    (185,141)      1,517,173          135,809
    Total realized gains (losses) on
      investments                                                  3,938,311              25           16,417
    Change in net unrealized appreciation or
      depreciation of investments                                 (8,868,879)     (5,168,799)       2,300,449
                                                             ----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                     (5,115,709)     (3,651,601)       2,452,675

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                14,000,975      18,048,445        6,453,995
    Contract terminations and surrenders                            (412,007)       (302,693)         (30,704)
    Death benefit payments                                            (4,549)         (5,327)               -
    Policy loan transfers                                           (158,880)       (319,487)         (47,124)
    Transfers to other contracts                                  (2,303,977)     (1,421,158)        (354,009)
    Cost of insurance and administration
      charges                                                     (2,490,655)     (1,837,210)        (619,356)
    Surrender charges                                               (172,813)       (194,745)         (12,688)
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                    8,458,094      13,967,825        5,390,114
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Total increase (decrease)                                         3,342,385      10,316,224        7,842,789
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Net assets at end of period                                     $22,400,946     $19,058,561       $8,742,337
                                                             ====================================================

See accompanying notes.

                                                                             Real Estate Division
                                                             -----------------------------------------------------
                                                                    2001             2000             1999
                                                             -----------------------------------------------------

 Net assets at beginning of period                                $1,001,550     $     73,623        $31,709

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                     104,399           35,091          3,193
    Total realized gains (losses) on
      investments                                                     12,059           12,346           (785)
    Change in net unrealized appreciation or
      depreciation of investments                                    113,786           35,647         (5,017)
                                                             -----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                        230,244           83,084         (2,609)

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                 3,324,796        1,174,224         62,476
    Contract terminations and surrenders                             (20,244)          (6,695)          (586)
    Death benefit payments                                              (159)            (109)             -
    Policy loan transfers                                             (7,056)          (1,248)           (75)
    Transfers to other contracts                                    (971,701)        (232,118)        (6,771)
    Cost of insurance and administration
      charges                                                       (254,043)         (84,979)       (10,279)
    Surrender charges                                                 (8,278)          (4,232)          (242)
                                                             -----------------------------------------------------
                                                             -----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                    2,063,315          844,843         44,523
                                                             -----------------------------------------------------
                                                             -----------------------------------------------------
 Total increase (decrease)                                         2,293,559          927,927         41,914
                                                             -----------------------------------------------------
                                                             -----------------------------------------------------
 Net assets at end of period                                      $3,295,109       $1,001,550        $73,623
                                                             =====================================================

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                            SmallCap Division
                                                                -------------------------------------------
                                                                -------------------------------------------
                                                                     2001          2000          1999
                                                                -------------------------------------------

 Net assets at beginning of period                                 $1,958,266    $1,099,108   $   250,636

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                      (23,604)      262,920        83,640
    Total realized gains (losses) on
      investments                                                     (24,501)       28,981        10,826
    Change in net unrealized appreciation or
      depreciation of investments                                     117,453      (618,008)      145,118
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net increase (decrease) in net assets
    resulting from operations                                          69,348      (326,107)      239,584

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                  2,422,686     1,965,594       782,251
    Contract terminations and surrenders                              (39,344)      (31,790)       (2,802)
    Death benefit payments                                               (444)          (23)            -
    Policy loan transfers                                             (23,996)       53,381        17,498
    Transfers to other contracts                                     (356,879)     (584,563)     (121,595)
    Cost of insurance and administration
      charges                                                        (329,879)     (197,216)      (65,306)
    Surrender charges                                                 (17,789)      (20,118)       (1,158)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                     1,654,355     1,185,265       608,888
                                                                -------------------------------------------
                                                                -------------------------------------------
 Total increase (decrease)                                          1,723,703       859,158       848,472
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net assets at end of period                                       $3,681,969    $1,958,266    $1,099,108
                                                                ===========================================

See accompanying notes.

                                                                          SmallCap Growth Division
                                                             ----------------------------------------------------
                                                                   2001             2000             1999
                                                             ----------------------------------------------------

 Net assets at beginning of period                              $  8,419,398      $2,161,250      $   209,695

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                     (88,523)        436,417           13,915
    Total realized gains (losses) on
      investments                                                   (274,722)         71,121           30,664
    Change in net unrealized appreciation or
      depreciation of investments                                 (3,028,545)     (2,338,388)         705,827
                                                             ----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                     (3,391,790)     (1,830,850)         750,406

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                 8,281,086       9,746,782        1,479,309
    Contract terminations and surrenders                            (166,952)        (73,949)          (7,272)
    Death benefit payments                                            (3,561)         (1,523)               -
    Policy loan transfers                                            (57,461)       (105,922)         (95,917)
    Transfers to other contracts                                  (1,733,699)       (731,700)         (79,325)
    Cost of insurance and administration
      charges                                                     (1,177,938)       (697,943)         (92,641)
    Surrender charges                                                (70,809)        (46,747)          (3,005)
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                    5,070,666       8,088,998        1,201,149
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Total increase (decrease)                                         1,678,876       6,258,148        1,951,555
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Net assets at end of period                                     $10,098,274      $8,419,398       $2,161,250
                                                             ====================================================

See accompanying notes.

                                                                            SmallCap Value Division
                                                             ----------------------------------------------------
                                                                    2001             2000             1999
                                                             ----------------------------------------------------

 Net assets at beginning of period                                $1,737,646      $   623,561        $144,138

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                      15,083          139,889             771
    Total realized gains (losses) on
      investments                                                    249,326          127,192           2,968
    Change in net unrealized appreciation or
      depreciation of investments                                    (33,749)            (543)         78,477
                                                             ----------------------------------------------------

 Net increase (decrease) in net assets
    resulting from operations                                        230,660          266,538          82,216

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                 5,332,498        2,323,152         496,663
    Contract terminations and surrenders                             (30,784)          (9,286)         (6,635)
    Death benefit payments                                                 -                -               -
    Policy loan transfers                                            (42,215)         (22,793)           (518)
    Transfers to other contracts                                  (1,406,624)      (1,335,069)        (36,013)
    Cost of insurance and administration
      charges                                                       (266,125)        (102,587)        (53,548)
    Surrender charges                                                (12,588)          (5,870)         (2,742)
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                    3,574,162          847,547         397,207
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Total increase (decrease)                                         3,804,822        1,114,085         479,423
                                                             ----------------------------------------------------
                                                             ----------------------------------------------------
 Net assets at end of period                                      $5,542,468       $1,737,646        $623,561
                                                             ====================================================

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

     For the Years Ended December 31, 2001, 2000 and 1999, Except as Noted

                                                                            Utilities Division
                                                                -------------------------------------------
                                                                -------------------------------------------
                                                                     2001          2000          1999
                                                                -------------------------------------------

 Net assets at beginning of period                                 $1,392,047  $   437,284    $  45,596

 Increase (decrease) in net assets
 Operations:
    Net investment income (loss)                                       40,799       40,868        7,994
    Total realized gains (losses) on
      investments                                                     (17,784)      19,284        1,155
    Change in net unrealized appreciation or
      depreciation of investments                                    (646,422)      97,562       (3,398)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net increase (decrease) in net assets
    resulting from operations                                        (623,407)     157,714        5,751

 Policy related transactions:
    Net premium payments, less sales charges
      and applicable premium taxes                                  1,996,976    1,406,479      477,154
    Contract terminations and surrenders                              (38,743)     (15,551)        (842)
    Death benefit payments                                             (6,804)      (2,000)           -
    Policy loan transfers                                              (7,531)      (6,001)      (9,038)
    Transfers to other contracts                                     (422,466)    (472,609)     (35,545)
    Cost of insurance and administration
      charges                                                        (212,532)    (101,782)     (45,444)
    Surrender charges                                                 (16,220)     (11,487)        (348)
                                                                -------------------------------------------
                                                                -------------------------------------------
 Increase (decrease) in net assets from
    policy related transactions                                     1,292,680      797,049      385,937
                                                                -------------------------------------------
                                                                -------------------------------------------
 Total increase (decrease)                                            669,273      954,763      391,688
                                                                -------------------------------------------
                                                                -------------------------------------------
 Net assets at end of period                                       $2,061,320   $1,392,047     $437,284
                                                                ===========================================

See accompanying notes.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                          Notes to Financial Statements

                                December 31, 2001


1. Investment and Accounting Policies

Principal Life Insurance Company Variable Life Separate Account (the Separate Account) is a segregated investment account of Principal Life Insurance Company (Principal Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2001, contractholder investment options include the following diversified open-end management investment companies:

Principal Variable Contracts Fund, Inc. (3):
     Asset Allocation Account
     Balanced Account                                 AIM V.I. Growth Fund (2)
     Bond Account                                     AIM V.I. Growth and Income Fund (2)
     Capital Value Account                            AIM V.I. Value Fund (2)
     Equity Growth Account, formerly the Aggressive   American Century Variable Portfolios Inc.:
       Growth Account until                             VP Income & Growth (2)
       May 19, 2001 name change                         VP Ultra (2)
     Government Securities Account                    Dreyfus Investment Portfolios - Founders
     Growth Account                                     Discovery Portfolio (2)
     High Yield Account                               Fidelity Variable Insurance Products Fund:
     International Account                              Equity-Income Portfolio
     International SmallCap Account                     High Income Portfolio
     LargeCap Growth Account (2)                      Fidelity Variable Insurance Products Fund II -
     LargeCap Stock Index Account (1)                   Contrafund Portfolio
     MicroCap Account                                 Janus Aspen Aggressive Growth Portfolio (2)
     MidCap Account                                   INVESCO Variable Investment Funds:
     MidCap Growth Account                              VIF Dynamics (2)
     MidCap Growth Equity Account (2)                   VIF Health Sciences (2)
     MidCap Value Account (2)                           VIF Small Company Growth (2)
     Money Market Account                               VIF Technology (2)
     Real Estate Account                              Putnam Variable Trust:
     Small Cap Account                                  Global Asset Allocation Fund
     Small Cap Growth Account                           Vista Fund
     Small Cap Value Account                            Voyager Fund
     Utilities Account

   (1) Additional investment option available to contractholders as of May 1, 1999.
   (2) Additional investment option available to contractholders as of May 19, 2001.
   (3) Organized by Principal Life Insurance Company.

Investments are stated at the closing net asset values per share on December 31, 2001. The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

The Separate Account supports the following variable life insurance contracts of Principal Life: Flex Variable Life Contracts, PrinFlex Life Contracts, Survivorship Variable Universal Life Insurance Contracts, and Variable Universal Life Accumulator Contracts.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Separate Account's financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Change in Presentation

The Separate Account has presented the 2001 financial information in accordance with the AIPCA Audit and Accounting Guide for Investment Companies (Audit Guide), which was effective January 1, 2001. As permitted by the Audit Guide, the 2000 and 1999 financial information has not been reclassified.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses and charges:

   Flex Variable Life Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .75% of the asset value of each policy. An annual administration charge of $57 for each policy and a cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for administrative and insurance expenses, respectively. The mortality and expense risk, annual administration, and insurance charges amounted to $207,666, $140,787 and $1,800,848, respectively in 2001; $214,797, $155,185, and $1,828,386, respectively, in 2000; and $214,984, $174,324, and
   $1,994,681, respectively, in 1999. A sales charge of 5.0% and a tax charge of 2.0%
   is deducted from each payment made on behalf of each participant. The sales and tax charge is deducted from the payments by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

   PrinFlex Life Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .90% of the asset value of each policy. A monthly administration charge of $.40 for each $1,000 of policy face amount will be deducted from policies in their first year. After the first policy year, the monthly administration charge is $6.00 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. The mortality and expense risk, administration, and insurance charges amounted to $2,604,232, $2,775,046 and $28,079,777, respectively in 2001; $2,074,990, $2,378,313, and $21,498,565, respectively, in 2000; and $1,148,956, $1,744,117 and $14,262,467, respectively, in 1999. A sales charge of 2.75% of premiums less than or equal to target premium and .75% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is also deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Survivorship Variable Universal Life Insurance Contracts (beginning in 1999)
   - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .80% of the asset value of each policy. A monthly administration charge of $8.00 is deducted from policies. There is an additional monthly administration charge in the first ten years (and ten years after an increase in the face amount) of $.07 per $1,000 of face amount. The charge of $.07 is increased by $.005 per $1,000 for each insurer classified as a smoker. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. The mortality expense risk, administration and insurance charges amounted to $124,485, $630,309 and $695,936, respectively in 2001; $58,307, $357,210 and $313,385, respectively, in 2000; and $3,970, $30,083 and $26,149, respectively, in 1999. A sales charge of 5.0% of premiums less than or equal to target premium and 2.0% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of

   2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sale and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Variable Universal Life Accumulator Contracts (beginning in 2001) - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .70% of the asset value of each policy. The current monthly administrative charge is $25.00 per month during the first policy year. After the first policy year, the administrative charge is $10.00 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. The mortality expense risk, administration, and insurance charges amounted to: $156, $4,700 and $18,792, respectively, in 2001. A sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

In addition, during the year ended December 31, 2001, management fees were paid indirectly to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.), an affiliate of Principal Life Insurance Company, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are computed at the annual rate of .35% of the average daily net assets of the Large Cap Stock Index Account and 1.00% of the average daily net assets of the MidCap Growth Equity Account.

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by .05% for each $100 million increase in net asset value above the initial $100 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $400 million. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $100 million of net asset value to net asset values of over $400 million.

                                       Account                                           Fee Range
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------


   Bond, Government Securities, Money Market                                           0.50% - 0.30%
   Balanced, High Yield, Utilities                                                    0.60    - 0.40
   MidCap                                                                             0.65    - 0.45
   Asset Allocation, Equity Growth                                                    0.80    - 0.60
   SmallCap                                                                           0.85    - 0.65
   MidCap Growth, Real Estate                                                         0.90    - 0.70
   MicroCap, SmallCap Growth                                                          1.00    - 0.80
   SmallCap Value                                                                     1.10    - 0.90
   International SmallCap                                                             1.20    - 1.00

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by .05% for each $250 million increase in net asset value above the initial $250 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $1 billion. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $250 million of net asset value to net asset values of over $1 billion:

                                       Account                                           Fee Range
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------
   Capital Value, Growth                                                               0.60% - 0.40%
   International                                                                      0.85    - 0.65
   MidCap Value                                                                       1.05    - 0.85
   LargeCap Growth                                                                    1.10    - 0.90

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2001:

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   AIM V.I. Growth:
      Flex Variable Life                                               $               -   $           -
      PrinFlex Life                                                             181,788            9,893
      Survivorship Variable Universal Life                                        3,791              101
      Variable Universal Life Accumulator                                           166               18

   AIM V.I. Growth and Income:
      Flex Variable Life                                                         11,966              183
      PrinFlex Life                                                              99,514            8,346
      Survivorship Variable Universal Life                                        6,571              186
      Variable Universal Life Accumulator                                             -                -

   AIM V.I. Value:
      Flex Variable Life                                                          8,199               48
      PrinFlex Life                                                             447,939           29,865
      Survivorship Variable Universal Life                                       12,523            1,087
      Variable Universal Life Accumulator                                           204                -

   American Century VP Income & Growth:
      Flex Variable Life                                                            818              120
      PrinFlex Life                                                             332,526           16,714
      Survivorship Variable Universal Life                                        2,500                -
      Variable Universal Life Accumulator                                            15                -

   American Century UP Ultra:
      Flex Variable Life                                                          1,019               35
      PrinFlex Life                                                             302,955          111,786
      Survivorship Variable Universal Life                                        2,785               32
      Variable Universal Life Accumulator                                         3,519               77


   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   Asset Allocation:
      Flex Variable Life                                                $         1,076    $          28
      PrinFlex Life                                                           8,749,180        4,415,917
      Survivorship Variable Universal Life                                      316,509           48,094
      Variable Universal Life Accumulator                                         1,511               14

   Balanced:
      Flex Variable Life                                                        584,462          563,464
      PrinFlex Life                                                           4,549,703        2,286,883
      Survivorship Variable Universal Life                                      240,473           29,910
      Variable Universal Life Accumulator                                        20,165                -

   Bond:
      Flex Variable Life                                                        891,171          463,567
      PrinFlex Life                                                           9,669,270        4,669,534
      Survivorship Variable Universal Life                                      297,568           36,355
      Variable Universal Life Accumulator                                         5,134               60

   Capital Value:
      Flex Variable Life                                                        962,395        1,454,197
      PrinFlex Life                                                          10,373,072        6,159,323
      Survivorship Variable Universal Life                                      301,072           37,995
      Variable Universal Life Accumulator                                           340               40

   Dreyfus Founders Discovery:
      Flex Variable Life                                                              -                -
      PrinFlex Life                                                             226,953           73,901
      Survivorship Variable Universal Life                                            -                -
      Variable Universal Life Accumulator                                         1,045               11

   Equity Growth:
      Flex Variable Life                                                         12,324              740
      PrinFlex Life                                                          28,607,950       14,572,866
      Survivorship Variable Universal Life                                    1,089,957          205,839
      Variable Universal Life Accumulator                                         2,608               58

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   Fidelity VIP II Contrafund:
      Flex Variable Life                                                $         7,833    $         141
      PrinFlex Life                                                          21,970,812       10,905,358
      Survivorship Variable Universal Life                                      768,649          215,746
      Variable Universal Life Accumulator                                         1,047               50

   Fidelity VIP Equity-Income:
      Flex Variable Life                                                         23,364              446
      PrinFlex Life                                                           9,941,107        4,444,260
      Survivorship Variable Universal Life                                      796,520          113,029
      Variable Universal Life Accumulator                                         3,733               49

   Fidelity VIP High Income:
      Flex Variable Life                                                          1,530              223
      PrinFlex Life                                                           2,639,867        1,113,314
      Survivorship Variable Universal Life                                       75,052           10,827
      Variable Universal Life Accumulator                                             -                -

   Government Securities:
      Flex Variable Life                                                         33,565              285
      PrinFlex Life                                                           5,780,469        1,962,067
      Survivorship Variable Universal Life                                    3,012,830           30,343
      Variable Universal Life Accumulator                                        26,231               83

   Growth:
      Flex Variable Life                                                              -                -
      PrinFlex Life                                                           7,791,723        3,600,883
      Survivorship Variable Universal Life                                      470,940           88,322
      Variable Universal Life Accumulator                                           249               27

   High Yield:
      Flex Variable Life                                                        439,263          178,863


   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   International:
      Flex Variable Life                                                $         1,101    $          92
      PrinFlex Life                                                           9,061,858        4,353,459
      Survivorship Variable Universal Life                                      519,735           93,066
      Variable Universal Life Accumulator                                         6,861               84

   International SmallCap:
      Flex Variable Life                                                              -                -
      PrinFlex Life                                                          15,673,596       13,599,060
      Survivorship Variable Universal Life                                      309,444           71,576
      Variable Universal Life Accumulator                                         2,858               32

   INVESCO VIF Dynamics:
      Flex Variable Life                                                              -                -
      PrinFlex Life                                                              78,781           27,677
      Survivorship Variable Universal Life                                            -                -
      Variable Universal Life Accumulator                                             -                -

   INVESCO VIF Health Sciences:
      Flex Variable Life                                                              -                -
      PrinFlex Life                                                             411,934           57,782
      Survivorship Variable Universal Life                                        9,064              280
      Variable Universal Life Accumulator                                         1,246                8

   INVESCO VIF Small Company Growth:
      Flex Variable Life                                                            184              104
      PrinFlex Life                                                              61,559            4,487
      Survivorship Variable Universal Life                                        1,000                -
      Variable Universal Life Accumulator                                             -                -

   INVESCO VIF Technology:
      Flex Variable Life                                                         14,668              612
      PrinFlex Life                                                             128,731           14,030
      Survivorship Variable Universal Life                                        4,099              172
      Variable Universal Life Accumulator                                           249               27



   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   Janus Aspen Aggressive Growth:
      Flex Variable Life                                                 $       18,723    $         499
      PrinFlex Life                                                             483,725           72,149
      Survivorship Variable Universal Life                                        1,997              104
      Variable Universal Life Accumulator                                         1,780               46

   LargeCap Growth:                                                               6,312              321
      Flex Variable Life                                                        186,833           43,543
      PrinFlex Life                                                               2,585               32
      Survivorship Variable Universal Life                                          626               12
      Variable Universal Life Accumulator

   LargeCap Stock Index:
      Flex Variable Life                                                         74,973            3,459
      PrinFlex Life                                                           8,701,985        3,015,009
      Survivorship Variable Universal Life                                    1,385,935          347,249
      Variable Universal Life Accumulator                                        10,196              123

   MicroCap:
      Flex Variable Life                                                          8,028              189
      PrinFlex Life                                                             898,731          323,406
      Survivorship Variable Universal Life                                       22,645           23,748
      Variable Universal Life Accumulator                                         5,716                -

   MidCap:
      Flex Variable Life                                                      2,539,332        2,869,905
      PrinFlex Life                                                          10,476,550        5,953,152
      Survivorship Variable Universal Life                                      351,846           40,900
      Variable Universal Life Accumulator                                           858                7

   MidCap Growth:
      Flex Variable Life                                                              -                -
      PrinFlex Life                                                           2,344,286          940,766
      Survivorship Variable Universal Life                                      136,238           13,286
      Variable Universal Life Accumulator                                         3,520               49

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   MidCap Growth Equity:
      Flex Variable Life Division                                      $               -     $         -
      PrinFlex Life                                                             188,735           57,335
      Survivorship Variable Universal Life                                        1,518               28
      Variable Universal Life Accumulator                                             -                -

   MidCap Value:
      Flex Variable Life                                                          2,624               88
      PrinFlex Life                                                             347,735           36,925
      Survivorship Variable Universal Life                                       11,175              200
      Variable Universal Life Accumulator                                         5,795                -

   Money Market:
      Flex Variable Life                                                        280,099          150,744
      PrinFlex Life                                                          70,352,926       61,028,068
      Survivorship Variable Universal Life                                    8,752,121        7,153,955
      Variable Universal Life Accumulator                                       740,162          137,033

   Putnam VT Global Asset Allocation:
      Flex Variable Life                                                          8,886              114
      PrinFlex Life                                                             941,900          299,972
      Survivorship Variable Universal Life                                      107,809           32,552
      Variable Universal Life Accumulator                                             -                -

   Putnam VT Vista:
      Flex Variable Life                                                             71                6
      PrinFlex Life                                                           6,597,467        2,581,003
      Survivorship Variable Universal Life                                      438,798          127,282
      Variable Universal Life Accumulator                                            41                7

   Putnam VT Voyager:
      Flex Variable Life                                                         24,064              435
      PrinFlex Life                                                          16,664,355        5,495,619
      Survivorship Variable Universal Life                                    1,599,890          231,952
      Variable Universal Life Accumulator                                         1,464               15

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   Real Estate:
      Flex Variable Life                                                $         7,019    $         211
      PrinFlex Life                                                           3,001,367        1,162,890
      Survivorship Variable Universal Life                                      436,442          114,013
      Variable Universal Life Accumulator                                             -                -

   SmallCap:
      Flex Variable Life                                                          5,700               38
      PrinFlex Life                                                           2,238,616          761,458
      Survivorship Variable Universal Life                                      178,366           30,439
      Variable Universal Life Accumulator                                             4                -

   SmallCap Growth:
      Flex Variable Life                                                          3,759               64
      PrinFlex Life                                                           7,825,412        3,132,072
      Survivorship Variable Universal Life                                      449,761          166,767
      Variable Universal Life Accumulator                                         2,153               39

   SmallCap Value:
      Flex Variable Life                                                          5,257              367
      PrinFlex Life                                                           5,353,879        1,761,741
      Survivorship Variable Universal Life                                      231,003           21,805
      Variable Universal Life Accumulator                                         5,731                -

   Utilities:
      Flex Variable Life                                                          6,897              208
      PrinFlex Life                                                           1,894,755          692,679
      Survivorship Variable Universal Life                                      151,705           26,991
      Variable Universal Life Accumulator                                             -                -

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

                                            2001                     2000                    1999
                                  ------------------------- ------------------------------------------------
                                  ------------------------- ------------------------------------------------
   Division                        Purchased    Redeemed     Purchased   Redeemed    Purchased   Redeemed
   -------------------------------------------------------- ------------------------------------------------
   AIM V.I. Growth:
      Flex Variable Life                     -           -        -          -            -           -
      PrinFlex Life                     21,124       1,179        -          -            -           -
      Survivorship Variable
        Universal Life                     467          12        -          -            -           -
      Variable Universal Life
        Accumulator                         20           3        -          -            -           -

   AIM V.I. Growth & Income:
      Flex Variable Life                 1,419          21        -          -            -           -
      PrinFlex Life                     11,676       1,031        -          -            -           -
      Survivorship Variable
        Universal Life                     803          22        -          -            -           -
      Variable Universal Life
        Accumulator                          -           -        -          -            -           -

   AIM V.I. Value:
      Flex Variable Life                   912           4        -          -            -           -
      PrinFlex Life                     49,434       3,478        -          -            -           -
      Survivorship Variable
        Universal Life                   1,363         125        -          -            -           -
      Variable Universal Life
        Accumulator                         23           -        -          -            -           -

   American Century VP Income &
      Growth:
        Flex Variable Life                  92          14        -          -            -           -
        PrinFlex Life                   37,354       1,935        -          -            -           -
        Survivorship Variable
          Universal Life                   266           -        -          -            -           -
        Variable Universal Life
          Accumulator                        2           -        -          -            -           -

   American Century VP Ultra:
      Flex Variable Life                   105           3        -          -            -           -
      PrinFlex Life                     31,751      11,551        -          -            -           -
      Survivorship Variable
        Universal Life                     304           3        -          -            -           -
      Variable Universal Life
        Accumulator                        388           8        -          -            -           -

                                            2001                     2000                    1999
                                  ------------------------- ------------------------------------------------
                                  ------------------------- ------------------------------------------------
   Division                        Purchased    Redeemed     Purchased   Redeemed    Purchased   Redeemed
   -------------------------------------------------------- ------------------------------------------------
   Asset Allocation:
      Flex Variable Life                112           3            -          -            -           -
      PrinFlex Life                 571,494     292,702      191,564     58,310      970,302     331,686
      Survivorship Variable
        Universal Life               27,445       4,395       29,144      1,695        7,867         732
      Variable Universal Life
        Accumulator                     102           1            -          -            -           -

   Balanced:
      Flex Variable Life             15,028      18,996       22,620     29,829       32,343      31,633
      PrinFlex Life                 336,029     183,846      264,429    281,698      385,145     225,867
      Survivorship Variable
        Universal Life               24,294       3,182       15,115      1,252        8,197         155
      Variable Universal Life
        Accumulator                   1,635           -            -          -            -           -

   Bond:
      Flex Variable Life             29,174      17,360       31,163     43,557       21,722      24,329
      PrinFlex Life                 692,888     356,162      327,188    160,197      385,603     139,681
      Survivorship Variable
        Universal Life               24,469       3,160       13,731      1,432        4,133          72
      Variable Universal Life
        Accumulator                     384           5            -          -            -           -

   Capital Value:
      Flex Variable Life             24,669      41,690       41,792     65,294       58,379      44,706
      PrinFlex Life                 766,251     474,114      772,832    752,345      865,446     424,784
      Survivorship Variable
        Universal Life               33,165       4,339       14,484      3,713        5,115         822
      Variable Universal Life
        Accumulator                      27           3            -          -            -           -

   Dreyfus Founders Discovery:
      Flex Variable Life                  -           -            -          -            -           -
      PrinFlex Life                  26,123       8,811            -          -            -           -
      Survivorship Variable
        Universal Life                    -           -            -          -            -           -
      Variable Universal Life
        Accumulator                     118           1            -          -            -           -

                                            2001                     2000                    1999
                                  ------------------------- ------------------------------------------------
                                  ------------------------- ------------------------------------------------
   Division                        Purchased    Redeemed     Purchased   Redeemed    Purchased   Redeemed
   -------------------------------------------------------- ------------------------------------------------
   Equity Growth:
      Flex Variable Life              1,366          81            -          -            -           -
      PrinFlex Life               1,606,308     916,948    1,361,577    501,754      970,302     331,686
      Survivorship Variable
        Universal Life              103,844      21,544      112,002      7,441        7,867         732
      Variable Universal Life
        Accumulator                     168           4            -          -            -           -

   Fidelity VIP II Contrafund:
      Flex Variable Life                868          15            -          -            -           -
      PrinFlex Life               1,269,025     670,721    1,144,457    374,650      784,899     194,124
      Survivorship Variable
        Universal Life               76,449      23,010      111,833     10,478       14,058         340
      Variable Universal Life
        Accumulator                      66           3            -          -            -           -

   Fidelity VIP Equity-Income:
      Flex Variable Life              2,580          45            -          -            -           -
      PrinFlex Life                 598,407     295,131      458,716    269,431      442,641     161,414
      Survivorship Variable
        Universal Life               76,070      11,289       46,772      6,219        6,673          65
      Variable Universal Life
        Accumulator                     252           3            -          -            -           -

   Fidelity VIP High Income:
      Flex Variable Life                158          24            -          -            -           -
      PrinFlex Life                 268,871     126,585      124,178     63,941       86,113      51,793
      Survivorship Variable
        Universal Life                8,447       1,460        7,470        422            -           -
      Variable Universal Life
        Accumulator                       -           -            -          -            -           -

   Government Securities:
      Flex Variable Life              3,300          16            -          -            -           -
      PrinFlex Life                 402,534     141,110      148,727    160,947      194,406     209,054
      Survivorship Variable
        Universal Life              253,638       2,548        9,169      1,998        6,834       3,590
      Variable Universal Life
        Accumulator                   1,857           6            -          -            -           -



                                            2001                     2000                    1999
                                  ------------------------- ------------------------------------------------
                                  ------------------------- ------------------------------------------------
   Division                        Purchased    Redeemed     Purchased   Redeemed    Purchased   Redeemed
   -------------------------------------------------------- ------------------------------------------------
   Growth:
      Flex Variable Life                   -           -            -          -            -           -
      PrinFlex Life                  636,276     295,066      523,375    228,808      454,302     154,162
      Survivorship Variable
        Universal Life                60,549      11,196       60,111      3,602        4,616          84
      Variable Universal Life
        Accumulator                       22           3            -          -            -           -

   High Yield:
      Flex Variable Life              12,329       7,914       14,246     13,471       20,298      48,184

   International:
      Flex Variable Life                 121          10            -          -            -           -
      PrinFlex Life                  788,752     384,790      656,461    304,424      492,014     272,765
      Survivorship Variable
        Universal Life                57,515      10,739       37,625      4,291        3,556          36
      Variable Universal Life
        Accumulator                      664           8            -          -            -           -

   International SmallCap:
      Flex Variable Life                   -           -            -          -            -           -
      PrinFlex Life                1,205,683   1,043,675      562,111    262,440       95,274      19,712
      Survivorship Variable
        Universal Life                27,658       6,650       41,607      1,523        1,484          17
      Variable Universal Life
        Accumulator                      239           3            -          -            -           -

   INVESCO VIF Dynamics:
      Flex Variable Life                   -           -            -          -            -           -
      PrinFlex Life                   10,124       3,537            -          -            -           -
      Survivorship Variable
        Universal Life                     -           -            -          -            -           -
      Variable Universal Life
        Accumulator                        -           -            -          -            -           -

   INVESCO VIF Health Sciences:
      Flex Variable Life                   -           -            -          -            -           -
      PrinFlex Life                   42,128       5,964            -          -            -           -
      Survivorship Variable
        Universal Life                   942          29            -          -            -           -
      Variable Universal Life
        Accumulator                      125           1            -          -            -           -


                                            2001                     2000                    1999
                                  ------------------------- ------------------------------------------------
                                  ------------------------- ------------------------------------------------
   Division                        Purchased    Redeemed     Purchased   Redeemed    Purchased   Redeemed
   -------------------------------------------------------- ------------------------------------------------
   INVESCO VIF Small Company
      Growth:
        Flex Variable Life                23          13            -          -            -           -
        PrinFlex Life                  7,880         570            -          -            -           -
        Survivorship Variable
          Universal Life                 112           -            -          -            -           -
        Variable Universal Life            -           -            -          -            -           -
          Accumulator

   INVESCO VIF Technology:
      Flex Variable Life               2,315          85            -          -            -           -
      PrinFlex Life                   18,541       2,094            -          -            -           -
      Survivorship Variable
        Universal Life                   631          26            -          -            -           -
      Variable Universal Life
        Accumulator                       35           3            -          -            -           -

   Janus Aspen Aggressive Growth:
        Flex Variable Life             2,122          58            -          -            -           -
        PrinFlex Life                 60,330       9,545            -          -            -           -
        Survivorship Variable
          Universal Life                 256          14            -          -            -           -
        Variable Universal Life
          Accumulator                    236           6            -          -            -           -

   LargeCap Growth:
      Flex Variable Life                 815          39            -          -            -           -
      PrinFlex Life                   23,742       5,442            -          -            -           -
      Survivorship Variable
        Universal Life                   316           4            -          -            -           -
      Variable Universal Life
        Accumulator                       79           2            -          -            -           -

   LargeCap Stock Index:
      Flex Variable Life               8,868         383            -          -            -           -
      PrinFlex Life                  948,390     333,375      665,489    109,385      621,329      17,000
      Survivorship Variable
        Universal Life               151,938      37,804       75,861      8,957        2,600          72
      Variable Universal Life
        Accumulator                    1,147          14            -          -            -           -


                                            2001                     2000                    1999
                                  ------------------------- ------------------------------------------------
                                  ------------------------- ------------------------------------------------
   Division                        Purchased    Redeemed     Purchased   Redeemed    Purchased   Redeemed
   -------------------------------------------------------- ------------------------------------------------
   MicroCap:
      Flex Variable Life                 858          20            -          -            -           -
      PrinFlex Life                  101,620      36,427      126,312     85,693       42,361       7,556
      Survivorship Variable
        Universal Life                 2,279       2,423       39,160        698        2,583           5
      Variable Universal Life
        Accumulator                      619           -            -          -            -           -

   MidCap:
      Flex Variable Life              42,188      55,915       70,463     70,319       69,891      78,806
      PrinFlex Life                  633,135     389,369      547,143    405,940      669,400     492,907
      Survivorship Variable
        Universal Life                28,400       3,414        7,081        426          232           4
      Variable Universal Life
        Accumulator                       55           -            -          -            -           -

   MidCap Growth:
      Flex Variable Life                   -           -            -          -            -           -
      PrinFlex Life                  233,985      98,460      150,366     42,392       90,323      32,058
      Survivorship Variable
        Universal Life                14,588       1,375        7,683        423          236          15
      Variable Universal Life
        Accumulator                      367           5            -          -            -           -

   MidCap Growth Equity:
      Flex Variable Life                   -           -            -          -            -           -
      PrinFlex Life                   22,461       7,472            -          -            -           -
      Survivorship Variable
        Universal Life                   169           3            -          -            -           -
      Variable Universal Life
        Accumulator                        -           -            -          -            -           -

   MidCap Value:
      Flex Variable Life                 262           8            -          -            -           -
      PrinFlex Life                   36,760       4,055            -          -            -           -
      Survivorship Variable
        Universal Life                 1,148          22            -          -            -           -
      Variable Universal Life
        Accumulator                      601           -            -          -            -           -

                                            2001                     2000                    1999
                                  ------------------------- ------------------------------------------------
                                  ------------------------- ------------------------------------------------
   Division                        Purchased    Redeemed     Purchased   Redeemed    Purchased   Redeemed
   -------------------------------------------------------- ------------------------------------------------
   Money Market:
      Flex Variable Life               14,184       8,029       38,771     48,920       22,657       8,313
      PrinFlex Life                 5,548,067   4,869,243    5,179,115  4,831,329    3,259,754   2,946,933
      Survivorship Variable
        Universal Life                782,891     643,912    1,028,494  1,133,955      339,308     155,990
      Variable Universal Life
        Accumulator                    58,166      10,768            -          -            -           -

   Putnam VT Global Asset Allocation:
        Flex Variable Life              1,006          11            -          -            -           -
        PrinFlex Life                  81,387      29,967       66,847     22,152       37,942      12,194
        Survivorship Variable
          Universal Life                9,279       3,485        7,668      2,529        3,901          14
        Variable Universal Life
          Accumulator                       -           -            -          -            -           -

   Putnam VT Vista:
      Flex Variable Life                   10           1            -          -            -           -
      PrinFlex Life                   506,114     226,945      316,101     44,910       52,210       8,751
      Survivorship Variable
        Universal Life                 41,959      13,555       20,759      4,233          782           6
      Variable Universal Life
        Accumulator                         4           1            -          -            -           -

   Putnam VT Voyager:
      Flex Variable Life                2,665          45            -          -            -           -
      PrinFlex Life                 1,064,737     469,444      969,010    243,104      505,025      86,311
      Survivorship Variable
        Universal Life                129,924      23,448      124,973      8,740       10,457         124
      Variable Universal Life
        Accumulator                       132           2            -          -            -           -

   Real Estate:
      Flex Variable Life                  635          18            -          -            -           -
      PrinFlex Life                   244,749      97,325       80,043     25,478        6,892       2,042
      Survivorship Variable
        Universal Life                 32,478       8,899       25,948      4,779            -           -
      Variable Universal Life
        Accumulator                         -           -            -          -            -           -


                                            2001                     2000                    1999
                                  ------------------------- ------------------------------------------------
                                  ------------------------- ------------------------------------------------
   Division                        Purchased    Redeemed     Purchased   Redeemed    Purchased   Redeemed
   -------------------------------------------------------- ------------------------------------------------
   SmallCap:
      Flex Variable Life                 641           3            -          -            -           -
      PrinFlex Life                  222,658      76,745      157,023     67,657       82,373      19,001
      Survivorship Variable
        Universal Life                16,892       2,913        8,321        500          997          11
      Variable Universal Life
        Accumulator                        1           -            -          -            -           -

   SmallCap Growth:
      Flex Variable Life                 544           8            -          -            -           -
      PrinFlex Life                  590,984     240,527      418,484     78,202      105,937      19,878
      Survivorship Variable
        Universal Life                43,255      16,757       54,220      4,910        1,414          10
      Variable Universal Life
        Accumulator                      183           3            -          -            -           -

   SmallCap Value:
      Flex Variable Life                 512          36            -          -            -           -
      PrinFlex Life                  390,303     133,997      197,188    125,832       50,737      11,295
      Survivorship Variable
        Universal Life                15,281       1,620        5,708      1,951        3,695           8
      Variable Universal Life
        Accumulator                      421           -            -          -            -           -

   Utilities:
      Flex Variable Life                 764          25            -          -            -           -
      PrinFlex Life                  149,552      56,519      100,607     46,955       39,617       7,891
      Survivorship Variable
        Universal Life                14,644       2,646       11,059      1,210        1,571           5
      Variable Universal Life
        Accumulator                        -           -            -          -            -           -


6. Financial Highlights

Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Effective with these 2001 annual financial statements, the Separate Account has presented the following disclosures required by AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products offered by Principal Life have the lowest and highest total return. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

                                   December 31, 2001                 For the Year Ended December 31, 2001
                          ---------------------------------------------------------------------------------------
                                       Unit Fair                                Expense            Total
                                         Value         Net      Investment Ratio (2) Lowest      Return (3)
                            Units  Lowest to Highest  Assets      Income      to Highest         Lowest to
          Division         (000's)                   (000's)    Ratio (1)                         Highest
   --------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------

   AIM V.I. Growth (4)         20   $8.56 to $8.56  $     175      0.80%    0.70% to 0.90%   (26.85)% to 14.22%

   AIM V.I. Growth &
      Income (4)               13    8.35 to 8.39        107       0.17      0.75 to 0.90    (32.24) to (31.58)

   AIM V.I. Value (4)          48    8.82 to 8.86        426       0.37      0.70 to 0.90     (22.82) to 0.99

   American Century VP
      Income & Growth (4)      36    8.99 to 9.03        323        -        0.70 to 0.90     (19.39) to 12.75

   American Century VP
      Ultra (4)                21    9.15 to 9.19        193        -        0.70 to 0.90     (17.09) to 18.56

   Asset Allocation           675    9.59 to 14.66     9,650       2.57      0.70 to 0.90     (8.33) to (3.94)

   Balanced                   927    9.26 to 27.66    13,101       3.00      0.70 to 0.90     (8.12) to (6.97)

   Bond                     1,036   11.72 to 26.63    14,909       5.74      0.70 to 0.90      (8.64) to 8.14

   Capital Value            2,002    8.63 to 33.33    29,595       1.25      0.70 to 0.90     (8.75) to 26.32

                                   December 31, 2001                 For the Year Ended December 31, 2001
                          ---------------------------------------------------------------------------------------
                                       Unit Fair                                Expense            Total
                                         Value         Net      Investment Ratio (2) Lowest      Return (3)
                            Units  Lowest to Highest  Assets      Income      to Highest         Lowest to
          Division         (000's)                   (000's)    Ratio (1)                         Highest
   --------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------
   Dreyfus Founders
      Discovery (4)            17   $8.89 to $8.89    $  155         -%      0.70% to 0.90%   (23.53)% to 85.87%

   Equity Growth            3,349    8.97 to 15.46    50,584       0.09      0.70 to 0.90    (20.92) to (10.68)

   Fidelity VIP II
      Contrafund            2,638    9.31 to 16.03    41,155       0.71      0.70 to 0.90     (12.63) to 32.45

   Fidelity VIP
      Equity-Income         1,247    9.13 to 15.00    18,130       1.48      0.70 to 0.90     (15.90) to 18.54

   Fidelity VIP High
      Income                  348    6.89 to 8.96      2,818       9.20      0.75 to 0.90    (17.81) to (11.72)

   Government Securities      777   10.44 to 14.14    10,466       3.22      0.70 to 0.90      (3.19) to 7.63

   Growth                   1,370    7.31 to 11.48    15,259        -        0.70 to 0.90    (25.50) to (15.95)

   High Yield                  83        20.52         1,711      10.44          0.75               0.12

   International            1,707    8.03 to 10.54    17,773       0.14      0.70 to 0.90     (26.71) to 14.47

   International SmallCap     635   10.32 to 12.14     7,598        -        0.70 to 0.90     (21.87) to 40.51

   INVESCO VIF Dynamics
      (4)                       7        8.05             53        -            0.90             (39.39)

   INVESCO VIF Health
      Sciences (4)             37    9.93 to 9.93        369        -        0.70 to 0.90    (23.80) to (4.72)

   INVESCO VIF Small
      Company Growth (4)        7    8.47 to 8.51         63        -        0.75 to 0.90    (30.61) to (29.95)

   INVESCO VIF Technology(4)
                               19    7.09 to 7.13        138        -        0.70 to 0.90    (57.69) to (18.96)

                                    December 31, 2001                 For the Year Ended December 31, 2001
                          ---------------------------------------------------------------------------------------
                                       Unit Fair                                Expense            Total
                                         Value         Net      Investment Ratio (2) Lowest      Return (3)
                            Units  Lowest to Highest  Assets      Income      to Highest         Lowest to
          Division         (000's)                   (000's)    Ratio (1)                         Highest
   --------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------

   Janus Aspen
     Aggressive Growth (4)     53   $7.53 to $7.57  $    403        -%       0.70% to 0.90%  (47.29)% to 18.71%

   LargeCap Growth (4)         19    7.91 to 7.94        155        -        0.70 to 0.90    (38.95) to (10.11)

   LargeCap Stock Index     1,969    8.77 to 8.91      17,278      1.07      0.70 to 0.90    (21.12) to (2.35)

   MicroCap                   201    9.24 to 10.41      1,908        -       0.70% to 0.90    (8.10) to 92.94

   MidCap                   1,973   12.32 to 50.06     39,444       0.78      0.70 to 0.90    (4.43) to 44.28

   MidCap Growth              355    9.65 to 9.76       3,432        -        0.70 to 0.90    (16.95) to 61.44

   MidCap Growth Equity(4)     15    8.23 to 8.23         125        -        0.80 to 0.90        (36.70)

   MidCap Value (4)            35    9.60 to 9.65         335       0.30      0.70 to 0.90    (9.05) to 64.14

   Money Market             2,360   11.25 to 18.52     29,911       3.69      0.70 to 0.90      2.67 to 4.11

   Putnam VT Global
      Asset Allocation        145    9.34 to 10.01      1,443       0.94      0.75 to 0.90   (13.07) to (8.47)

   Putnam VT Vista            651    8.06 to 10.22      6,598        -        0.70 to 0.90    (39.17) to 40.64

   Putnam VT Voyager        2,059    8.44 to 11.10     22,401        -        0.70 to 0.90   (29.99) to (3.76)

   Real Estate                256   10.95 to 13.70      3,295       5.02      0.75 to 0.90     8.77 to 15.39

   SmallCap                   353    9.47 to 10.81      3,682        -        0.70 to 0.90    (13.05) to 89.62

   SmallCap Growth            875    7.61 to 11.76     10,098        -        0.70 to 0.90    (45.56) to 55.16

   SmallCap Value             406    9.82 to 14.58      5,542       1.05      0.70 to 0.90    (4.64) to 79.34

   Utilities                  207    7.25 to 10.19      2,061       2.95      0.70 to 0.90   (48.04) to (27.69)

   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.
   (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
   (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
   (4) Commencement of operations, May 19, 2001. Investment income ratio and expense ratio have been annualized.




                         Report of Independent Auditors

The Board of Directors and Stockholder
Principal Life Insurance Company

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company, an indirect wholly-owned subsidiary of Principal Financial Group, Inc.) as of December 31, 2001 and 2000, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities in response to a new accounting standard that became effective January 1, 2001.


/s/Ernst & Young LLP


Des Moines, Iowa
February 1, 2002

                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position

                                                     December 31,
                                               2001               2000
                                             -------------- ------------------
                                                 (in millions, except
                                                    per share data)
Assets
Fixed maturities, available-for-sale.........  $29,007.4          $26,142.1
Fixed maturities, trading....................       17.8                -
Equity securities, available-for-sale........      798.7              710.3
Mortgage loans...............................   10,884.6           11,325.8
Real estate..................................      950.5            1,391.7
Policy loans.................................      831.9              803.6
Other investments............................      615.5              532.8
                                             -------------- ------------------
   Total investments.........................   43,106.4           40,906.3

Cash and cash equivalents....................    1,077.7            1,842.1
Accrued investment income....................      593.5              530.4
Premiums due and other receivables...........      468.3              401.8
Deferred policy acquisition costs............    1,322.3            1,333.3
Property and equipment.......................      480.6              471.2
Goodwill and other intangibles...............       72.2               94.1
Mortgage loan servicing rights...............    1,778.5            1,084.4
Separate account assets......................   34,028.9           33,180.4
Other assets.................................      642.2              558.9
                                             -------------- ------------------
                                             -------------- ------------------
   Total assets..............................  $83,570.6          $80,402.9
                                             ============== ==================
                                             ============== ==================

Liabilities
Contractholder funds.........................  $24,664.6          $24,300.2
Future policy benefits and claims............   13,011.7           12,579.6
Other policyholder funds.....................      576.6              597.4
Short-term debt..............................    1,378.4            1,339.9
Long-term debt...............................      617.6              672.3
Income taxes currently payable...............        -                124.5
Deferred income taxes........................      782.7              399.0
Separate account liabilities.................   34,028.9           33,180.4
Other liabilities............................    3,167.9            1,909.4
                                             -------------- ------------------
                                             -------------- ------------------
   Total liabilities.........................   78,228.4           75,102.7
Stockholder's equity
Common stock, par value $.01 per share -
5.0 million shares authorized, 2.5
   million shares issued and outstanding
   (wholly owned indirectly by Principal
    Financial Group, Inc.).                          2.5                2.5
Additional paid-in capital...................    5,004.6               21.0
Retained earnings (deficit)..................      (26.6)           5,188.6
Accumulated other comprehensive income.......      368.4               88.1
Treasury stock, at cost (363.7 thousand
shares of Principal
   Financial Group, Inc. common stock).......       (6.7)               -
                                             -------------- ------------------
Total stockholder's equity...................    5,342.2            5,300.2
                                             -------------- ------------------
                                             -------------- ------------------
Total liabilities and stockholder's
    equity..........................           $83,570.6          $80,402.9
                                             ============== ==================

See accompanying notes.

                        Principal Life Insurance Company

                      Consolidated Statements of Operations

                                                               For the year ended December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)
Revenues
Premiums and other considerations...............        $3,795.7           $3,929.3           $3,937.6
Fees and other revenues.........................         1,502.3            1,214.5            1,126.0
Net investment income...........................         3,210.7            3,115.5            3,045.8
Net realized capital gains (losses).............          (492.7)             151.8              456.6
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Total revenues..................................         8,016.0            8,411.1            8,566.0

Expenses
Benefits, claims, and settlement expenses.......         5,092.4            5,147.1            5,260.9
Dividends to policyholders......................           313.7              312.7              304.6
Operating expenses..............................         2,139.7            2,060.9            1,867.3
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Total expenses..................................         7,545.8            7,520.7            7,432.8
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

Income before income taxes and cumulative
   effect of accounting change..................           470.2              890.4            1,133.2

Income taxes....................................            92.4              248.8              323.5
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Income before cumulative effect of accounting              377.8              641.6              809.7
   change.......................................

Cumulative effect of accounting change, net of
   related income taxes.........................           (10.7)               -                  -
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Net income......................................       $   367.1          $   641.6          $   809.7
                                                   ================== ================== ==================

See accompanying notes.



                        Principal Life Insurance Company

                 Consolidated Statements of Stockholder's Equity

                                                                                Accumulated
                                                     Additional    Retained        other                            Total
                                          Common      paid-in      earnings     comprehensive      Treasury      stockholder's
                                          stock       capital     (deficit)      income (loss)      stock          equity
                                        ----------- ------------- ----------- ------------------ ------------ ----------------
                                                                            (in millions)

Balances at January 1, 1999..........       $2.5    $      -         $4,749.9      $   717.0       $  -            $5,469.4
Dividends to parent..................        -             -           (449.0)           -            -              (449.0)
Comprehensive loss:                                                                      -            -
   Net income........................        -             -            809.7            -            -               809.7
   Net unrealized gains (losses).....        -             -              -         (1,301.2)         -            (1,301.2)
   Provision for deferred income
     tax benefit.....................        -             -              -            453.2          -               453.2
   Foreign currency translation
     adjustment......................        -             -              -            (31.1)         -               (31.1)
                                                                                                                   -----------
                                                                                                                   -----------
Comprehensive loss...................                                                                                 (69.4)
                                            ------- -------------    --------     --------------   ----------      -----------
Balances at December 31, 1999........        2.5           -          5,110.6         (162.1)         -             4,951.0
Reclassification of retained earnings                                        )
   to additional paid-in capital.....        -            21.0          (21.0            -            -                 -
Dividends to parent..................        -             -           (542.6)           -            -              (542.6)
Comprehensive income:
   Net income........................        -             -            641.6            -            -               641.6
   Net unrealized gains (losses).....        -             -              -            344.6          -               344.6
   Provision for deferred income
     taxes...........................        -             -              -           (121.4)         -              (121.4)
   Foreign currency translation
     adjustment......................        -             -              -             27.0          -                27.0
                                                                                                                   -----------
                                                                                                                   -----------
Comprehensive income.................                                                                                 891.8
                                           -------- ------------- ----------- ------------------ ------------      -----------
Balances at December 31, 2000........        2.5          21.0        5,188.6           88.1          -             5,300.2
Contributions and distributions in
   connection with Principal
   Mutual Holding Company's
   demutualization transaction.......        -         4,976.9       (4,937.3)           -            -                39.6
Principal Financial Group, Inc.
   shares held in rabbi trusts.......        -             6.7            -              -           (6.7)              -
Dividends to parent..................        -             -           (645.0)           9.8          -              (635.2)
Comprehensive income:
   Net income before Principal
     Mutual Holding Company's
     demutualization.................        -             -            393.7            -            -               393.7
   Net loss after Principal
     Mutual Holding Company's
     demutualization.................        -             -            (26.6)           -            -               (26.6)
                                                                  -----------                                 ----------------
                                                                  -----------                                 ----------------
   Net income for the year...........        -             -            367.1            -            -               367.1
   Net unrealized gains (losses).....        -             -              -            405.2          -               405.2
   Provision for deferred income
     taxes...........................        -             -              -           (144.4)         -              (144.4)
   Foreign currency translation
     adjustment......................        -             -              -             23.9          -                23.9
   Cumulative effect of accounting
     change, net of related income
     taxes...........................        -             -              -            (14.2)         -               (14.2)
                                                                                                              ----------------
                                                                                                              ----------------
Comprehensive income.................                                                                                 637.6
                                            ------- ------------- ----------- ------------------ ------------ ----------------

Balances at December 31, 2001........       $2.5      $5,004.6    $     (26.6)     $   368.4        $(6.7)         $5,342.2
                                           ======== ============= =========== ================== ============ ================

See accompanying notes.

6

                        Principal Life Insurance Company

                      Consolidated Statements of Cash Flows

                                                                 For the year ended December 31,
                                                             2001             2000              1999
                                                       ----------------- ---------------- -----------------
                                                                          (in millions)
Operating activities
Net income............................................    $    367.1         $   641.6        $   809.7
Adjustments to reconcile net income to net cash
   provided by operating activities:
     Cumulative effect of accounting change,
       net of related income taxes....................          10.7               -                -
     Amortization of deferred policy acquisition
       costs..........................................         157.6             238.6            173.7
     Additions to deferred policy acquisition costs...        (249.0)           (263.6)          (253.8)
     Accrued investment income........................         (66.8)            (59.0)           (37.0)
     Premiums due and other receivables...............         (79.7)            (51.9)            84.6
     Contractholder and policyholder liabilities
       and dividends..................................       1,669.7           1,456.5          1,650.6
     Current and deferred income taxes................          62.2             127.9             45.8
     Net realized capital gains.......................         492.7            (151.8)          (456.6)
     Depreciation and amortization expense............          95.3              97.0             98.8
     Amortization and impairment/recovery of
       mortgage servicing rights......................         408.7             157.3             94.4
     Other............................................         819.5             495.0            (18.2)
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net adjustments.......................................       3,320.9           2,046.0          1,382.3
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash provided by operating activities.............       3,688.0           2,687.6          2,192.0

Investing activities Available-for-sale securities:
   Purchases..........................................     (12,075.3)        (12,932.5)       (11,510.2)
   Sales..............................................       6,427.7           7,312.8          6,947.1
   Maturities.........................................       2,501.2           2,665.3          2,599.2
Net cash flows from trading securities................         (17.0)              -                -
Mortgage loans acquired or originated.................     (40,430.2)        (10,471.3)       (16,594.6)
Mortgage loans sold or repaid.........................      40,895.8          12,026.8         16,361.5
Net change in mortgage servicing rights...............           -                 -                -
Purchases of mortgage servicing rights................        (968.4)           (235.9)          (336.7)
Proceeds from sale of mortgage servicing rights.......          31.5              53.0             29.2
Real estate acquired..................................        (290.0)           (324.3)          (449.7)
Real estate sold......................................         803.8             795.8            869.8
Net change in property and equipment..................         (86.6)            (71.5)           (61.8)
Net proceeds (disbursements) from sales of
   subsidiaries.......................................         (14.8)              -               41.7
Purchases of interest in subsidiaries,  net of cash
   acquired...........................................          (8.4)              -              (12.8)
Net change in other investments.......................        (198.6)            (95.5)            24.2
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash used in investing activities.................      (3,429.3)         (1,277.3)        (2,093.1)

                        Principal Life Insurance Company


                                                                 For the year ended December 31,
                                                             2001             2000              1999
                                                       ----------------- ----------------   -----------------
                                                                          (in millions)
Financing activities
Payments to eligible policyholders under Principal
   Mutual Holding Company's plan of conversion.......      $(1,177.5)      $       -        $       -
Issuance of debt.....................................          149.2             230.4            203.5
Principal repayments of debt.........................         (203.9)           (119.9)           (40.2)
Proceeds of short-term borrowings....................           38.5           1,373.4          4,952.4
Repayment of short-term borrowings...................            -              (346.8)        (4,895.7)
Contribution received from parent....................        1,689.7               -                -
Dividends paid to parent.............................         (498.9)           (345.5)          (354.5)
Investment contract deposits.........................        5,054.9           3,982.6          5,325.4
Investment contract withdrawals......................       (6,075.1)         (5,011.3)        (5,081.7)
                                                       ----------------- ----------------   -----------------
                                                       ----------------- ----------------   -----------------
Net cash provided by (used in) financing activities..       (1,023.1)           (237.1)           109.2
                                                       ----------------- ----------------   -----------------

Net increase (decrease) in cash and cash equivalents.         (764.4)          1,173.2            208.1

Cash and cash equivalents at beginning of year.......        1,842.1             668.9            460.8
                                                       ----------------- ----------------   -----------------
                                                       ----------------- ----------------   -----------------
Cash and cash equivalents at end of year.............      $ 1,077.7          $1,842.1        $   668.9
                                                       ================= ================   =================
                                                       ================= ================   =================

Schedule of noncash transactions
Policy credits to eligible policyholders under
   Principal Mutual Holding Company's plan of
   conversion........................................     $    472.6
                                                       =================
                                                       =================
Reclassification of stockholder's equity in
   connection with Principal Mutual Holding Company's
   plan of conversion................................       $3,287.2
                                                       =================
                                                       =================
Dividend of net remaining noncash assets and
   liabilities of subsidiary - Principal
   International, Inc. to Principal Financial
   Services, Inc. on
   April 1, 2001.....................................     $   (136.3)
                                                       =================
                                                       =================
Net transfer of noncash assets and liabilities to an
   unconsolidated limited liability company in
   exchange for a minority interest..................                     $  (255.0)
                                                                         ================
                                                                         ================
Dividend of net noncash assets and liabilities of
   subsidiaries - Principal International de Chile,
   S.A. and Principal Compania de Seguros de Vida
   Chile, S.A. to Principal Financial Services, Inc.
   on September 28, 2000.............................                     $  (170.6)
                                                                         ================
                                                                         ================
Dividend of net noncash assets and liabilities of
   Princor Financial Services Corporation to
   Principal Financial Services, Inc. on April 1, 1999                                      $    (12.0)
                                                                                            =================

See accompanying notes.

                        Principal Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 2001

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company and its consolidated subsidiaries ("the Company") is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. In addition, the Company offers residential mortgage loan origination and servicing in the U.S.

Reorganization

Under the terms of Principal Mutual Holding Company's Plan of Conversion, effective October 26, 2001 (the "Date of Demutualization"), Principal Mutual Holding Company, the Company's ultimate parent, converted from a mutual insurance holding company ("MIHC") to a stock company, and Principal Financial Group, Inc. ("PFG"), a new Delaware business corporation, completed its initial public offering ("IPO"). All policyholder membership interests in Principal Mutual Holding Company were extinguished on that date and eligible policyholders of the MIHC received, in aggregate, 260.8 million shares of common stock, $1,177.5 million of cash and $472.6 million of policy credits as compensation.

After giving effect to the reorganization resulting from the demutualization, the Company is now a direct wholly-owned subsidiary of Principal Financial Services, Inc. ("PFSI"), which in turn is a direct wholly-owned subsidiary of PFG.

In PFG's IPO, 100.0 million shares of common stock were issued at a price of $18.50 per share. Net proceeds from the IPO were $1,753.9 million, of which $64.2 million was retained by PFG, and $1,689.7 million was contributed to the Company to reimburse for cash, policy credits and demutualization expenses, which were $18.6 million and $7.2 million, net of income taxes, in 2001 and 2000, respectively.

Basis of Presentation

The accompanying consolidated financial statements of the Company and its majority-owned subsidiaries have been prepared in conformity with accounting principles generally accepted in the U.S. ("U.S. GAAP"). Less than majority-owned entities in which the Company has at least a 20% interest are reported on the equity basis in the consolidated statements of financial position as other investments. All significant intercompany accounts and transactions have been eliminated.

Total assets of the unconsolidated entities amounted to $3,769.1 million at December 31, 2001, and $2,234.9 million at December 31, 2000. Total revenues of the unconsolidated entities were $2,650.2 million, $2,127.9 million and $1,971.5 million in 2001, 2000 and 1999, respectively. During 2001, 2000 and 1999, the Company included $46.1 million, $31.4 million and $107.7 million, respectively, in net investment income representing the Company's share of current year net income of the unconsolidated entities. The unconsolidated entities primarily include the Company's 23% interest in Coventry Health Care, Inc. and minority interests in domestic joint ventures and partnerships. The Company's net investment in these Companies at December 31, 2001 and 2000, was $126.2 million and $109.2 million, respectively.

                        Principal Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued)

Closed Block

At the time the MIHC structure was created in 1998, the Company formed and began operating a closed block ("Closed Block") for the benefit of individual participating dividend-paying policies in force on that date. See Note 7 for further details regarding the Closed Block.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Company's consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Accounting Changes

In June 1998, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). In June 1999, SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 was issued deferring the effective date of SFAS 133 by one year, to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of FASB Statement No. 133, which amended the accounting and reporting standards of SFAS 133 for certain derivative instruments and certain hedging activities.

As amended, SFAS 133 requires, among other things, that all derivatives be recognized in the consolidated statement of financial position as either assets or liabilities that are measured at fair value. SFAS 133 also establishes special accounting for qualifying hedges, which allows for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. Changes in the fair value of a derivative qualifying as a hedge are recognized in earnings or directly in stockholder's equity depending on the instrument's intended use. For derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, changes in fair value are required to be recognized in earnings in the period of change.

At January 1, 2001, the Company's consolidated financial statements were adjusted to record a cumulative effect of adopting SFAS 133, as follows (in millions):

                                                                                       Accumulated other
                                                                        Net           comprehensive income
                                                                       income               (loss)
                                                                  ------------------ ----------------------
   Adjustment to fair value of derivative contracts (1).........        $(16.4)               $(15.8)
   Income tax impact............................................           5.7                   1.6
                                                                  ------------------ ----------------------
                                                                  ------------------ ----------------------
   Total........................................................        $(10.7)               $(14.2)
                                                                  ================== ======================
------------------

   (1) Amount presented is net of adjustment to hedged item.

SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140") was issued in September 2000 and was effective for transfers, servicings and extinguishments occurring after March 31, 2001. SFAS 140 replaced SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 125"). Although SFAS 140 clarified or amended various aspects of SFAS 125, most of the fundamental concepts from SFAS 125 were brought forward without modification. The Company adopted SFAS 140 on April 1, 2001, and modified its securitization trust agreements to meet the new requirements to enable it to continue recognizing transfers of certain financial instruments as sales. As a result, the adoption of SFAS 140 did not have a significant impact on the Company's consolidated financial statements.

In July 2000, the Emerging Issues Task Force ("EITF") reached consensus on Issue 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This Issue requires an enterprise that invests in certain mortgage-backed and asset-backed securities to record changes in their estimated yield on a prospective basis and provides additional guidance in assessing these securities for other than temporary declines in value. The Company adopted EITF 99-20 on April 1, 2001. Since adoption, the Company recognized $28.7 million of realized capital losses related to other than temporary impairments on its asset-backed securities.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

In accordance with the provisions of SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of fixed maturity securities at the time of purchase. Fixed maturity securities include bonds, mortgage-backed securities, and redeemable preferred stock. The Company classifies its fixed maturity securities as either available-for-sale or trading and, accordingly, carries them at fair value. (See
Note 15 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity net of related deferred policy acquisition costs and applicable taxes. Unrealized gains and losses related to trading securities are reflected in net realized capital gains and losses. The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported as a component of net realized capital gains and losses. For loan-backed and structured securities, the Company recognizes income using a constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates and the estimated lives of the securities.

Equity securities include common stock and non-redeemable preferred stock. The cost of equity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported as a component of net realized capital gains and losses. Equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 15 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity net of related deferred policy acquisition costs and applicable taxes.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures is the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. The Company recognizes impairment losses for its properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported as net realized capital losses.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, and net of valuation allowances. Any changes in the valuation allowances are reported as net realized capital gains (losses). The Company measures impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate or the loan's observable market price. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. The Company has residential mortgage loans held for sale in the amount of $294.9 million and $84.8 million and commercial mortgage loans held for sale in the amount of $493.5 million and $520.9 million at December 31, 2001 and 2000, respectively, which are carried at lower of cost or fair value, less cost to sell, and reported as mortgage loans in the statements of financial position.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales, unrealized gains and losses related to other than temporary impairments, trading securities, fair value hedge ineffectiveness, derivatives not designated as hedges and changes in the mortgage loan allowance are reported as net realized capital gains and losses. Unrealized gains and losses on derivatives within the Company's mortgage banking segment are reported as either operating expenses or fees and other revenues depending on the nature of the hedge and are excluded from net realized capital gains and losses. Investment gains and losses on sales of certain real estate held-for-sale are reported as net investment income and are also excluded from net realized capital gains and losses.

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

The Company sells commercial mortgage loans to an unconsolidated trust which then issues mortgage-backed securities. The Company may retain interests in the loans by purchasing portions of the securities from the issuance. Gain or loss on the sales of the mortgages depends in part on the previous carrying amounts of the financial assets involved in the transfer, which is allocated between the assets sold and the retained interests based on their relative fair value at the date of transfer. Fair values are determined by quoted market prices of external buyers of each class of security purchased. The retained interests are thereafter carried at fair value with other fixed maturity investments.

The Company also sells residential mortgage loans and retains servicing rights which are retained interests in the sold loans. Gain or loss on the sales of the loans depends in part on the previous carrying amounts of the financial assets sold and the retained interests based on their relative fair values at the date of the transfer. To obtain fair values, quoted market prices are used if available. However, quotes are generally not available for retained interests, so the Company estimates fair value based on the present value of the future expected cash flows using management's best estimates of the key assumptions - prepayment speeds and option adjusted spreads commensurate with the risks involved.

Derivatives

As a result of SFAS 133, all derivatives are recognized as either assets or liabilities in the statement of financial position and measured at fair value. If certain conditions are met, a derivative may be specifically designated as one of the following:

     (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment;

     (b) a hedge of the exposure to variable cash flows of a forecasted transaction; or

     (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction.

The Company's accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation as described above and is determined when the derivative contract is entered into. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce the Company's exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

For derivatives hedging the exposure to changes in fair value of a recognized asset or liability, the change in fair value of the derivative is recognized in earnings in the period of change together with the offsetting change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the exposure to variable cash flows, the effective portion of the derivative's change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change. In addition, if the hedged items are sold, terminated or matured, the changes in value of the derivatives are also included in net income.

The Company currently does not hedge the foreign currency exposure of a net investment in a foreign operation.

For derivatives hedging the foreign currency exposure of an unrecognized firm commitment or an available-for-sale security, the change in fair value of the derivative is recognized in earnings in the period of change together with the offsetting change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the foreign currency exposure of a foreign-currency-denominated forecasted transaction, the change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change.

For derivatives not designated as a hedging instrument, the change in fair value is recognized in earnings in the period of change.

Prior to the January 1, 2001, adoption of FAS 133, the Company used futures contracts, mortgage-backed securities forwards, interest rate and principal only swap and floor agreements, options on futures contracts and currency rate swap agreements to hedge and manage its exposure to changes in interest rate levels and foreign exchange rate fluctuations, and to manage duration mismatch of assets and liabilities. Futures contracts were marked-to-market and settled daily with the net gain or loss at expiration or termination of the contracts recorded in realized capital gains and losses. Outstanding mortgage-backed forwards were reported as commitments and upon settlement, the net gain or loss was reported in realized capital gains and losses. For interest rate and currency swaps held by the Company, the net amounts paid or received and net amounts accrued through the end of the accounting period were included in net investment income. Any discounts or premiums related to these instruments were amortized to net investment income over the life of the contract. Gains or losses on contracts terminated early were recognized immediately in realized capital gains and losses. Unrealized gains or losses on interest rate swap contracts and currency swaps were not recognized in income. The Company primarily utilized interest rate floors, futures and options on futures contracts, and interest rate and principal only swaps in hedging its portfolio of mortgage servicing rights. The realized and unrealized gains and losses on servicing derivatives accounted for as effective hedges were considered in the periodic assessment of mortgage servicing rights impairment. The realized and unrealized gains and losses on servicing derivatives not considered effective hedges were recorded in the Company's results of operations. The Company managed interest rate risk on its mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, over the counter options on mortgage-backed securities, futures contracts and options on treasury futures contracts. The unrealized gains and losses on these derivatives were included in the lower of cost or market calculation of mortgage loans held for sale.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating and traditional life insurance policies. Investment contracts are contractholders' funds on deposit with the Company and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest.

Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest which represents the account balances that accrue to the benefit of the policyholders. Reserves for non-participating term life insurance contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on the Company's experience. Mortality, morbidity and withdrawal rate assumptions are based on experience of the Company and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Participating business represented approximately 36%, 34% and 34% of the Company's life insurance in force and 80%, 80% and 78% of the number of life insurance policies in force at December 31, 2001, 2000 and 1999, respectively. Participating business represented approximately 76%, 64% and 63% of life insurance premiums for the years ended December 31, 2001, 2000 and 1999, respectively.

The amount of dividends to policyholders is approved annually by the Company's board of directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company. At the end of the reporting period, the Company establishes a dividend liability for the pro-rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, the Company believes that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life and health insurance products include those products with fixed and guaranteed premiums and benefits, and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits, and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as revenue when due.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Some group contracts allow for premiums to be adjusted to reflect emerging experience. Such adjusted premiums are recognized in the period that the related experience emerges. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided.

Related policy benefits and expenses for individual and group life, annuity and health insurance products are associated with earned premiums and result in the recognition of profits over the expected lives of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject the Company to risks arising from policyholder mortality or morbidity, and consist primarily of Guaranteed Investment Contracts ("GICs"), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when the service is performed.

Fees and other revenues arising from the residential mortgage banking operations consist of revenues earned for servicing and originating residential mortgage loans as well as marketing other products to servicing portfolio customers. Net revenues are also recognized upon the sale of residential mortgage loans and residential mortgage loan servicing rights and are recorded in fees and other revenues and determined using the specific identification basis. Servicing revenues are recognized as the mortgage loan is serviced over the life of the mortgage loan. Mortgage loans originated are sold in the secondary mortgage markets, shortly after origination. As a result, mortgage loan origination fee revenues are recognized when the mortgage loans are sold. Fee revenues received for marketing other products to servicing portfolio customers are recognized when the service is performed.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses and first-year bonus interest) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

Deferred policy acquisition costs for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. This amortization is adjusted retrospectively when estimates of current or future gross profits and margins to be realized from a group of products and contracts are revised. The deferred policy acquisition costs of non-participating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

The Company enters into reinsurance agreements with other companies in the normal course of business. The Company may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The Company is contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2001, 2000 and 1999, respectively, the Company had reinsured $15.6 billion, $13.2 billion, and $10.2 billion of life insurance in force, representing 12%, 9% and 7% of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, the Company evaluates the financial condition of its reinsurers and continually monitors concentrations of credit risk.

The effect of reinsurance on premiums and other considerations and policy and contract benefits and changes in reserves is as follows (in millions):

                                                               For the year ended December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Premiums and other considerations:
     Direct......................................        $3,999.8           $4,074.8           $3,990.0
     Assumed.....................................            56.0               24.6                4.1
     Ceded.......................................          (260.1)            (170.1)             (56.5)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Net premiums and other considerations.........        $ 3,795.7          $3,929.3           $3,937.6
                                                   ================== ================== ==================

   Benefits, claims and settlement expenses:
     Direct......................................        $5,308.2           $5,302.6           $5,296.1
     Assumed.....................................             7.4                1.9               (1.3)
     Ceded.......................................          (223.2)            (157.4)             (33.9)
                                                   ------------------ ------------------ ------------------
   Net benefits, claims and settlement expenses..        $5,092.4           $5,147.1           $5,260.9
                                                   ================== ================== ==================

Guaranty-Fund Assessments

Guaranty-fund assessments are accrued for anticipated assessments, which are estimated using data available from various industry sources that monitor the current status of open and closed insolvencies. The Company has also established an other asset for assessments expected to be recovered through future premium tax offsets.

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by the Company for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than the Company, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of the Company. The Company receives a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the Separate Accounts are not reflected in the consolidated statements of operations.

At December 31, 2001, the Separate Accounts included a separate account valued at $1.3 billion which primarily included shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by the Company as part of the policy credits issued under the PFG demutualization. These shares are included in both basic and diluted earnings per share calculations. The separate account shares are recorded at fair value and are reported as separate account assets and separate account liabilities in the consolidated statement of financial position. Activity of the separate account shares is reflected in both the separate account assets and separate account liabilities and does not impact the Company's results of operations.

Income Taxes

PFG files a U.S. consolidated income tax return that includes the Company and all of its qualifying subsidiaries and has a policy of allocating income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. The Company is taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Pension and Postretirement Benefits

The Company accounts for its pension benefits and postretirement benefits other than pension (medical, life insurance and long-term care) using the full accrual method.

Property and Equipment

Property and equipment includes home office properties, related leasehold improvements, purchased and internally developed software and other fixed assets. Property and equipment use is shown in the consolidated statements of financial position at cost less allowances for accumulated depreciation. Provisions for depreciation of property and equipment are computed principally on the straight-line method over the estimated useful lives of the assets. Property and equipment and related accumulated depreciation are as follows (in millions):

                                              December 31,
                                            2001             2000
                                         ------------ ------------------
                                         ------------ ------------------

   Property and equipment................  $883.0           $846.3
   Accumulated depreciation..............  (402.4)          (375.1)
                                         ------------ ------------------
                                         ------------ ------------------
   Property and equipment, net...........  $480.6           $471.2
                                         ============ ==================

Goodwill and Other Intangibles

Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the tangible net assets recorded in connection with acquisitions. These assets are amortized on a straight-line basis generally over 8 to 40 years. At December 31, 2001, the weighted-average amortization period for goodwill and other intangibles was 11.9 years and 5.2 years, respectively. The carrying amounts of goodwill and other intangibles are reviewed periodically for indicators of impairment in value, which in the view of management are other than temporary, including unexpected or adverse changes in the economic or competitive environments in which the Company operates and profitability analyses on the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill and other intangibles are impaired, the Company determines whether the sum of the estimated undiscounted future cash flows of the subsidiary are less than the carrying value. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

Goodwill and other intangibles, and related accumulated amortization, are as follows (in millions):

                                                     December 31,
                                                2001               2000
                                            ---------------- ------------------
                                            ---------------- ------------------

   Goodwill.................................   $  97.2               $102.7
   Other intangibles........................      15.4                 35.5
                                            ---------------- ------------------
                                                 112.6                138.2
   Accumulated amortization.................     (40.4)               (44.1)
                                            ---------------- ------------------
   Total goodwill and other
        intangibles, net....................   $  72.2              $  94.1
                                            ================ ==================

Effective January 1, 2002, the Company will adopt a non-amortization, impairment-only approach for goodwill and indefinite-lived intangible assets based on new accounting guidance issued in 2001 described later in Note 1.

Premiums Due and Other Receivables

Premiums due and other receivables include life and health insurance premiums due, reinsurance recoveries, guaranty funds receivable or on deposit, receivables from the sale of securities and other receivables.

Mortgage Loan Servicing Rights

Mortgage loan servicing rights represent the cost of purchasing or originating the right to service mortgage loans. These costs are capitalized and amortized to operations over the estimated remaining lives of the underlying loans using the interest method and taking into account appropriate prepayment assumptions. Capitalized mortgage loan servicing rights are periodically assessed for impairment, which is recognized in the consolidated statements of operations during the period in which impairment occurs by establishing a corresponding valuation allowance. For purposes of performing its impairment evaluation, the Company stratifies the servicing portfolio on the basis of specified predominant risk characteristics, including loan type and note rate. A valuation model is used to determine the fair value of each stratum. Cash flows are calculated using an internal prepayment model and discounted at a spread to London Inter-Bank Offer Rates. External valuations are obtained for comparison purposes.

Activity in the valuation allowance for mortgage loan servicing rights is summarized as follows (in millions):

                                                                   For the year ended December 31,
                                                                2001             2000            1999
                                                           ---------------  --------------- ---------------
                                                           ---------------  --------------- ---------------

   Balance at beginning of year...........................    $    2.3            $2.9            $56.1
   Impairments............................................       196.0             1.1              1.7
   Recoveries.............................................        (0.2)           (1.7)           (54.9)
                                                           ---------------  --------------- ---------------
                                                           ---------------  --------------- ---------------
   Balance at end of year.................................      $198.1            $2.3             $2.9
                                                           ===============  =============== ===============

During 2001, impairments reflect the results of increased mortgage loan prepayments due to the continued reduction in market interest rates during the year.

Other Assets

Other assets are reported primarily at cost.

Reclassifications

Reclassifications have been made to the 1999 and 2000 consolidated financial statements to conform to the 2001 presentation.

Accounting Pronouncements Pending Adoption

In August 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). This Statement supersedes SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and amends Accounting Principles Board ("APB") Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("Opinion 30"), establishing a single accounting model for the disposal of long-lived assets. SFAS 144 generally retains the basic provisions of existing guidance, but broadens the presentation of any discontinued operations to include a component of an entity (rather than a segment of a business as defined in Opinion 30). The provisions of SFAS 144 are effective for fiscal years beginning after December 15, 2001, and are not expected to have a significant impact on the Company's consolidated financial statements.

In June 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. SFAS 141 also includes guidance on the initial recognition and measurement of goodwill and other intangible assets arising from business combinations completed after June 30, 2001. SFAS 142, effective January 1, 2002, prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite useful lives will continue to be amortized over their estimated useful lives. In 2001, the Company's amortization expense for goodwill and intangible assets was $7.8 million, of which $4.9 million will not continue after January 1, 2002. Additionally, SFAS 142 requires that goodwill and indefinite-lived intangible assets be reviewed for impairment at least annually. This includes a more stringent impairment test methodology (fair value based on discounted cash flows) for measuring and recognizing impairment losses. The Company has estimated that the impairment amount resulting from the adoption of SFAS 142 on January 1, 2002, will not have a material effect on the Company's consolidated financial statements.

2. Related Party Transactions

The Company has entered into various related party transactions with its parent and the parent's other affiliates. During the years ended December 31, 2001, 2000 and 1999, the Company incurred $70.5 million, $55.8 million and $32.6 million, respectively, of expense reimbursements from affiliated entities. During 2001, the Company received a capital contribution of $1,689.7 million for reimbursement from its parent for the payments and costs related to Principal Mutual Holding Company's demutualization. During 2001, the Company was also reimbursed $16.0 million for expenses paid related to PFG's initial public offering.

The Company and its direct parent, PFSI, are parties to a cash advance agreement, which allows those entities to pool their available cash in order to more efficiently and effectively invest their cash. The cash advance agreement allows (i) the Company to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day "AA" Financial Commercial Paper Discount Rate published by the Federal Reserve (the "Internal Crediting Rate"); and (ii) PFSI to advance cash to the Company in aggregate principal amounts not to exceed $250.0 million, with such advance amounts earning interest at the Internal Crediting Rate plus 5 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, the Company had a receivable from PFSI of $584.5 million and $843.6 million at December 31, 2001 and 2000, respectively. Interest earned by the Company was $30.7 million and $11.3 million during 2001 and 2000, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, the Company guarantees certain payments of its subsidiaries and has agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial as to the Company's business, financial condition and results of operations.

3. Mergers, Acquisitions, and Divestitures

Mergers and Acquisitions

During the past three years, the Company has acquired a number of businesses, all of which were recorded using the purchase method of accounting. Accordingly, the results of operations of the acquired companies have been included in the consolidated results from their respective acquisition dates.

The Company made various acquisitions during 2001 at purchase prices aggregating $9.2 million. Such acquired companies had total assets at December 31, 2001, and total 2001 revenue of $10.8 million and $3.7 million, respectively.

During 1999, various other acquisitions were made by the Company at purchase prices aggregating $13.5 million. Such acquired companies had total assets of $17.0 million at December 31, 1999, and total revenue of $11.6 million during 1999.

Divestitures

On November 30, 2001, the Company announced it had entered into an agreement to sell its remaining stake of approximately 15.0 million shares of Coventry Health Care, Inc. common stock. The transaction was completed in the first quarter of 2002 (see Note 19 for details of the transaction). Effective April 1, 1998, the Company transferred substantially all of its managed care operations to Coventry Corporation in exchange for a non-majority ownership position in the resulting entity, Coventry Health Care, Inc. In September 2000, the Company sold a portion of its equity ownership position, which reduced its ownership to approximately 25% and resulted in a realized capital gain of $13.9 million, net of tax. The investment in Coventry Health Care, Inc. was $146.0 million and $122.9 million at December 31, 2001 and 2000, respectively.

On September 25, 2001, the Company disposed of all the stock of PT Asuransi Jiwa Principal Indonesia, a subsidiary in Indonesia. The Company currently has no business operations in Indonesia. Total assets of the Company's operations in Indonesia as of June 30, 2001, were $3.4 million. The Company included nominal revenues and net loss from operations in Indonesia in the consolidated results of operations for the years ended December 31, 2000 and 1999.

On April 1, 2001, the Company paid a dividend of $176.2 million to its parent, PFSI, consisting of the outstanding capital stock of Principal International, Inc. and Principal International, Inc.'s subsidiaries.

On February 15, 2001, the Company disposed of all the stock of Principal International Espana, S.A. de Seguros de Vida, a subsidiary in Spain, for nominal proceeds, resulting in a net realized capital loss of $38.4 million, ceasing the business operations in Spain. Total assets of the operations in Spain as of December 31, 2000, were $222.7 million. The Company included revenues of $49.4 million and $51.7 million in the results of operations for the years ended December 31, 2000 and 1999, respectively. The Company included a net loss of $1.2 million and net income of $0.9 million in the results of operations for the years ended December 31, 2000 and 1999, respectively.

On August 24, 2000, the Company paid a dividend of $171.3 million to its parent, PFSI, consisting of the outstanding capital stock of Principal International de Chile, S.A. and Principal Compania de Seguros de Vida Chile, S.A.

Beginning January 1, 2000, the Company ceased new sales of Medicare supplement insurance and effective July 1, 2000, the Company entered into a reinsurance agreement to reinsure 100% of the Medicare supplement insurance block of business. Medicare supplement insurance premiums were $98.4 million for the six months ended June 30, 2000, and $164.6 million for the year ended December 31, 1999.

4. Investments

Fixed Maturities and Equity Securities

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2001 and 2000, are summarized as follows (in millions):

                                                              Gross            Gross
                                                           unrealized       unrealized          Fair
                                             Cost             gains           losses            value
                                        ---------------- ---------------- ---------------- ----------------
                                        ---------------- ---------------- ---------------- ----------------
   December 31, 2001 Fixed maturities:
     U.S. Government and agencies.....    $       15.1     $       0.1        $    0.1       $       15.1
     Foreign governments..............           555.5            49.3             1.3              603.5
     States and political subdivisions           302.1            20.2             4.7              317.6
     Corporate - public...............        12,695.2           504.0           160.5           13,038.7
     Corporate - private..............         8,967.0           325.0           123.5            9,168.5
     Mortgage-backed and other
       asset-backed securities........         5,642.5           247.6            26.1            5,864.0
                                        ---------------- ---------------- ---------------- ----------------
                                        ---------------- ---------------- ---------------- ----------------
   Total fixed maturities.............       $28,177.4        $1,146.2          $316.2          $29,007.4
                                        ================ ================ ================ ================
                                        ================ ================ ================ ================
   Total equity securities............     $     860.6      $     15.2         $  77.1        $     798.7
                                        ================ ================ ================ ================
                                        ================ ================ ================ ================

   December 31, 2000 Fixed maturities:
     U.S. Government and agencies.....    $       23.2     $       0.1        $    0.2       $       23.1
     Foreign governments..............           692.8            25.0             5.3              712.5
     States and political subdivisions           287.4            12.5             4.2              295.7
     Corporate - public...............         8,795.2           216.5           129.3            8,882.4
     Corporate - private..............         9,807.6           208.9           206.0            9,810.5
     Mortgage-backed and other
       asset-backed securities........         6,244.2           208.0            34.3            6,417.9
                                        ---------------- ---------------- ---------------- ----------------
   Total fixed maturities.............       $25,850.4         $ 671.0          $379.3          $26,142.1
                                        ================ ================ ================ ================
   Total equity securities............     $     773.9       $   190.6          $254.2        $     710.3
                                        ================ ================ ================ ================

The cost and fair value of fixed maturities available-for-sale at December 31, 2001, by expected maturity, were as follows (in millions):

                                                                            Cost            Fair value
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------

   Due in one year or less..........................................     $  1,358.2          $  1,367.3
   Due after one year through five years............................       10,481.7            10,812.4
   Due after five years through ten years...........................        5,535.7             5,722.0
   Due after ten years..............................................        5,159.3             5,241.7
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------
                                                                          22,534.9             23,143.4
   Mortgage-backed and other asset-backed securities................        5,642.5             5,864.0
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------
   Total............................................................      $28,177.4           $29,007.4
                                                                     =================== ==================

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or pre-pay obligations.

Corporate private placement bonds represent a primary area of credit risk exposure. The corporate private placement bond portfolio is diversified by issuer and industry. The Company monitors the restrictive bond covenants which are intended to regulate the activities of issuers and control their leveraging capabilities.

Net Investment Income

Major categories of net investment income are summarized as follows (in millions):

                                                               For the year ended December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Fixed maturities, available-for-sale..........        $2,120.8           $1,856.5           $1,711.1
   Equity securities, available-for-sale.........            27.6               72.5               46.1
   Mortgage loans................................           855.7            1,005.0            1,111.1
   Real estate...................................           177.5              171.0              187.5
   Policy loans..................................            57.5               55.1               50.2
   Cash and cash equivalents.....................            58.3               69.9               20.9
   Other.........................................            44.2               38.3               43.3
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
                                                          3,341.6            3,268.3            3,170.2
   Less investment expenses......................          (130.9)            (152.8)            (124.4)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Net investment income.........................        $3,210.7           $3,115.5           $3,045.8
                                                   ================== ================== ==================

Net Realized Capital Gains and Losses

The major components of net realized capital gains (losses) on investments are summarized as follows (in millions):

                                                               For the year ended December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Fixed maturities, available-for-sale:
     Gross gains.................................       $   69.6             $  28.9            $  31.2
     Gross losses................................         (380.4)             (155.0)            (125.4)
   Fixed maturities, trading:
     Gross gains.................................            0.9                 -                  -
     Gross losses................................           (0.1)                -                  -
   Equity securities, available-for-sale:
     Gross gains.................................            5.7                84.2              408.7
     Gross losses................................          (76.1)               (3.9)             (25.7)
   Mortgage loans................................           10.6                 8.6               (8.9)
   Real estate...................................          (19.0)               82.3               56.4
   Other, including unrealized derivative gains
     (losses)....................................         (103.9)              106.7              120.3
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Net realized capital gains (losses)...........        $(492.7)             $151.8             $456.6
                                                   ================== ================== ==================

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $5.4 billion, $5.5 billion and $5.5 billion in 2001, 2000 and 1999, respectively. Of the 2001, 2000 and 1999 proceeds, $1.6 billion, $2.6 billion and $3.8 billion, respectively, relates to sales of mortgage-backed securities. The Company actively manages its mortgage-backed securities portfolio to control prepayment risk. Gross gains of $22.5 million, $2.0 million and $2.1 million and gross losses of $5.0 million, $40.1 million and $60.3 million in 2001, 2000 and 1999, respectively, were realized on sales of mortgage-backed securities.

The Company recognizes impairment losses for fixed maturities and equity securities when declines in value are other than temporary. Realized losses related to other than temporary impairments were $227.4 million and $6.1 million in 2001 and 2000, respectively. There were no other than temporary impairments in 1999.

In December 2001, Enron Corp., along with certain of its subsidiaries, filed voluntary petitions for Chapter 11 reorganization with the U.S. Bankruptcy Court. Included in the $227.4 million of realized losses in 2001 for other than temporary impairments, $71.9 million related to the Company's exposure to Enron Corp. and Enron related entities. Also included in net realized capital gains and losses in 2001 was $65.8 million related to the sale of Enron investments. As of December 31, 2001, the remaining carrying amount of the Company's investment in Enron Corp. and Enron related entities was $45.5 million.

On September 11, 2001, terrorist attacks in the U.S. resulted in significant loss of life and property, as well as interruption of business activities and an overall disruption of the world economy. Some of the assets in the Company's investment portfolio may be adversely affected by further declines in the securities markets and economic activity caused by the terrorist attacks and heightened security measures.

On December 31, 2001, the Company held corporate fixed maturity securities in the following sectors impacted most significantly by the September 11, 2001 terrorist attacks (carrying amounts noted in parenthesis): airlines ($245.9 million in public debt and $208.3 million in private debt), comprised mostly of equipment trust certificate transactions secured by aircraft; airline manufacturers and equipment providers ($239.0 million), comprised of public and private unsecured debt; property and casualty insurance companies ($28.9 million), comprised of public unsecured debt; and hotels and gaming companies ($168.9 million), comprised of public and private debt secured by hotel properties. As of December 31, 2001, the Company has not recognized any related other-than-temporary impairment of these assets.

Net Unrealized Gains and Losses

The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale are reported as a separate component of equity, reduced by adjustments to deferred policy acquisition costs and unearned revenue reserves that would have been required as a charge or credit to operations had such amounts been realized and a provision for deferred income taxes.

The cumulative amount of net unrealized gains and losses on available-for-sale securities is as follows (in millions):

                                                                                    December 31,
                                                                                2001             2000
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------

     Net unrealized gains on fixed maturities, available-for-sale (1)....       $827.2            $284.3
     Net unrealized losses on equity securities, available-for-sale,
       including seed money in separate accounts.........................        (60.9)            (57.2)
     Adjustments for assumed changes in amortization patterns:
       Deferred policy acquisition costs.................................       (104.6)            (43.2)
       Unearned revenue reserves.........................................          7.2               2.9
     Net unrealized losses on derivative instruments.....................        (89.5)             (6.7)
     Provision for deferred income taxes.................................       (202.0)            (59.0)
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
     Net unrealized gains on available-for-sale securities...............       $377.4            $121.1
                                                                          ================= ================

     (1)  Excludes  net   unrealized   gains   (losses)  on  fixed   maturities,
          available-for-sale included in fair value hedging relationships.

Commercial Mortgage Loans

Commercial mortgage loans represent a primary area of credit risk exposure. At December 31, 2001 and 2000, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows (dollars in millions):

                                                                  December 31,
                                                     2001                              2000
                                       --------------------------------------------------------------------
                                        Carrying              Percent      Carrying             Percent
                                         amount               of total      amount             of total
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
   Geographic distribution
   New England........................    $   327.4            3.4%        $     495.9           4.6%
   Middle Atlantic....................      1,606.3           16.5             1,664.9          15.5
   East North Central.................        930.1            9.5             1,006.2           9.3
   West North Central.................        397.8            4.1               439.9           4.1
   South Atlantic.....................      2,403.0           24.7             2,630.5          24.4
   East South Central.................        338.5            3.5               384.5           3.6
   West South Central.................        769.0            7.9               886.4           8.2
   Mountain...........................        637.7            6.5               600.2           5.6
   Pacific............................      2,421.3           24.8             2,774.8          25.7
   Valuation allowance................        (90.7)          (0.9)             (108.0)         (1.0)
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
   Total..............................     $9,740.4          100.0%          $10,775.3         100.0%
                                       ====================================================================
                                       --------------------------------------------------------------------


                                                                  December 31,
                                                     2001                              2000
                                       --------------------------------------------------------------------
                                       ----------------------------------
                                       Carrying amount      Percent      Carrying amount      Percent
                                                            of total                          of total
                                       --------------------------------------------------------------------
   Property type distribution
   Office.............................     $3,252.5           33.4%         $  3,273.5          30.4%
   Retail.............................      3,106.5           31.9             3,612.7          33.5
   Industrial.........................      2,948.9           30.3             3,381.6          31.4
   Apartments.........................        349.8            3.6               419.7           3.9
   Hotel..............................         61.6            0.6                65.6           0.6
   Mixed use/other....................        111.8            1.1               130.2           1.2
   Valuation allowance................        (90.7)          (0.9)             (108.0)         (1.0)
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
   Total..............................     $9,740.4           100.0%         $10,775.3           100.0%
                                       ====================================================================

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established for the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is reported as a net realized capital loss.

Mortgage loans deemed to be uncollectible are charged against the allowance for losses, and subsequent recoveries are credited to the allowance for losses. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may change.

A summary of the changes in the commercial and residential mortgage loan allowance for losses is as follows (in millions):

                                                                        December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

   Balance at beginning of year..................         $110.4             $117.8             $113.0
   Provision for losses..........................           11.2                5.4                9.2
   Releases due to write-downs, sales and
     foreclosures................................          (29.3)             (12.8)              (4.4)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Balance at end of year........................          $92.3             $110.4             $117.8
                                                   ================== ================== ==================

Residential Mortgage Banking Activities

The Company was servicing approximately 741,000 and 582,000 residential mortgage loans with aggregate principal balances of approximately $80,530.5 million and $55,987.4 million at December 31, 2001 and 2000, respectively. In connection with these mortgage servicing activities, the Company held funds in trust for others totaling approximately $508.9 million and $343.8 million at December 31, 2001 and 2000, respectively. As of December 31, 2001, $457.1 million of the funds held in trust were held in the Company's banking subsidiary. In connection with its loan administration activities, the Company advances payments of property taxes and insurance premiums and also advances principal and interest payments to investors in advance of collecting funds from specific mortgagors. In addition, the Company makes certain payments of attorney fees and other costs related to loans in foreclosure. These amounts receivable are recorded, at cost, as advances on serviced loans. Amounts advanced are considered in management's evaluation of the adequacy of the mortgage loan allowance for losses.

In June 2000, the Company, through its mortgage banking segment, created a special purpose bankruptcy remote entity, Principal Residential Mortgage Capital Resources, LLC ("PRMCR"), to provide an off-balance sheet source of funding for the Company's residential mortgage loan production. The Company sells eligible residential mortgage loans to PRMCR, where they are warehoused until sold to the final investor. The Company sold $38.0 billion and $5.3 billion in mortgage loans to PRMCR in 2001 and 2000, respectively. The maximum amount of mortgage loans, which can be warehoused in PRMCR, has increased from $1.0 billion at inception to $4.0 billion as of December 31, 2001. PRMCR held $3.0 billion in mortgage loans held for sale as of December 31, 2001. The portfolio of loans held for sale by PRMCR must meet portfolio criteria, eligibility representations, and portfolio aging limitations. Based on these eligibility representations, the Company is required to repurchase ineligible loans from PRMCR.

PRMCR is capitalized by equity certificates owned by third party investors not affiliated with the Company or its affiliates, directors or officers and thus, is not consolidated with the Company. The equity holders bear the risk of loss on defaulted mortgages. At December 31, 2001, PRMCR had outstanding equity certificates of $193.0 million. PRMCR also issues short-term secured liquidity notes as well as medium term notes to provide funds for its purchase of mortgage loans from the Company. At December 31, 2001, PRMCR had outstanding secured liquidity notes of $1.3 billion, three-year fixed term notes of $800.0 million and five-year variable term notes of $800.0 million. All borrowings are collateralized by the assets of PRMCR.

The Company paid a commitment fee to PRMCR based on the overall warehouse limit. PRMCR used a portion of the fee to fund a cash collateral account maintained at PRMCR. These funds are available as additional collateral to cover credit related losses on defaulted loans. The balance in the account was $24.0 million at December 31, 2001. Any remaining amounts in the cash collateral account will be returned to the Company upon the termination of PRMCR. This right to the return of the cash collateral amount is reflected in other assets on the Company's consolidated statements of financial position.

The Company maintains a right to the servicing of the mortgage loans held by PRMCR and upon the sale of the majority of the mortgage loans to the final investors. In addition, the Company performs certain secondary marketing, accounting and various administrative functions on behalf of PRMCR. As servicer, the Company receives a monthly servicing fee, and may receive an excess servicing fee if funds are available within PRMCR. Additionally, as servicer the Company is required to advance to PRMCR those payments due from borrowers, but not received, as of specified cut-off dates. The Company received $12.6 million and $2.2 million in servicing fees from PRMCR in 2001 and 2000, respectively.

In order to hedge interest rate risk and non-credit related market value risk associated with its inventory of mortgage loans held for sale, PRMCR entered into swaps with counterparties not affiliated with the Company or PRMCR. The swap counterparties are required to maintain certain minimum ratings as approved by the rating agencies. Through a separate swap agreement with the swap counterparties that mirror the original swaps with PRMCR, the non-credit related market value component is swapped back to the Company.

In October 2000, the Company, through its mortgage banking segment, created a wholly-owned, unconsolidated qualifying special purpose entity, Principal Residential Mortgage Funding, LLC ("PRMF"), to provide an off-balance sheet source of funding for up to $250.0 million of qualifying delinquent mortgage loans. The limit was increased to $357.0 million in December 2001. The Company sells qualifying delinquent loans to PRMF which then transfers the loans to Principal Residential Mortgage EBO Trust ("Trust"), an unaffiliated Delaware business trust. The Trust funds its acquisitions of the mortgage loans by selling participation certificates, representing an undivided interest in the Trust, to commercial paper conduit purchasers, who are not affiliated with the Company or any of its affiliates, directors or officers. At December 31, 2001, PRMF held $273.5 million in mortgage loans and had outstanding participation certificates of $256.9 million.

Mortgage loans typically remain in the Trust until they are processed through the foreclosure claim process, are paid-off or reinstate. Loans that reinstate are no longer eligible to remain in the Trust and are required to be removed by the Company at fair market value at the monthly settlement date following reinstatement.

The Company is retained as the servicer of the mortgage loans and also performs accounting and various administrative functions on behalf of PRMF, in its capacity as the managing member of PRMF. As the servicer, the Company receives a servicing fee pursuant to the pooling and servicing agreement. The Company may also receive a successful servicing fee only after all other conditions in the monthly cash flow distribution are met. At December 31, 2001, the Company's residual interest in such cash flows was $21.5 million and was recorded in other investments on the Company's consolidated statements of financial position. The value of the residual interest was based on the net present value of expected cash flows from PRMF, as well as estimates of foreclosure losses associated with the related loans. The Company is required to advance funds for payment of interest on the participation certificates and other carrying costs, if sufficient cash is not available in the collection account to meet this obligation.

The Company and the Trust are parties to a cost of funds hedge agreement. The Company pays the weighted average cost of funds on the participation certificates plus fees and expenses and receives the indicated swap bid rate, subject to a cap.

Real Estate

Real estate holdings and related accumulated depreciation are as follows (in millions):

                                             December 31,
                                        2001               2000
                                      -------------- ------------------
                                      -------------- ------------------

   Investment real estate.............   $673.8           $   813.4
   Accumulated depreciation...........   (114.1)             (117.1)
                                      -------------- ------------------
                                          559.7               696.3
   Properties held for sale...........    390.8               695.4
                                      -------------- ------------------
   Real estate, net...................   $950.5            $1,391.7
                                      ============== ==================

Other Investments

Other investments include minority interests in unconsolidated entities and properties owned jointly with venture partners and operated by the partners. Joint ventures in which the Company has an interest have mortgage loans with the Company of $347.7 million and $612.1 million at December 31, 2001 and 2000, respectively. The Company is committed to providing additional mortgage financing for such joint ventures aggregating $171.8 million and $71.5 million at December 31, 2001 and 2000, respectively.

5. Securitization Transactions

Commercial Mortgage Loans

The Company sells commercial mortgage loans in securitization transactions and retains primary servicing responsibilities and other interests. The Company receives annual servicing fees approximating 0.01 percent, which approximates cost. The investors and the securitization trusts have no recourse to the Company's other assets for failure of debtors to pay when due. The value of the Company's retained interests is subject primarily to credit risk.

In 2001 and 2000, the Company recognized gains of $18.3 million and $0.7 million, respectively, on the securitization of commercial mortgage loans.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from transactions completed included a cumulative default rate between four and eight percent during 2001 and between five and eight percent during 2000. The assumed range of the loss severity, as a percentage of defaulted loans, was between 12 and 25 percent during 2001 and between 13 and 25 percent during 2000. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

At December 31, 2001, the fair values of retained interests related to the securitizations of commercial mortgage loans were $170.5 million. Key economic assumptions and the sensitivity of the current fair values of residual cash flows were tested to one and two standard deviations from the expected rates. The changes in the fair values at December 31, 2001 as a result of these assumptions were not significant.

Residential Mortgage Loans

The Company sells residential mortgage loans and retains servicing responsibilities pursuant to the terms of the applicable servicing agreements. The Company receives annual servicing fees approximating 0.4 percent of the outstanding principal balances on the underlying loans. These sales are generally transacted on a non-recourse basis. The value of the servicing rights is subject to prepayment and interest rate risks on the transferred assets.

In 2001 and 2000, the Company recognized gains of $218.8 million and $9.4 million, respectively, on the sales of residential mortgage loans.

The key economic assumptions used in determining the fair value of mortgage servicing rights at the date of loan sale for sales completed in 2001 and 2000 were as follows:

                                             2001              2000
                                          ---------------------------------
                                          ---------------------------------

   Weighted average life (years)..........    7.84              6.87
   Weighted average prepayment speed......    9.48%            11.81%
   Yield to maturity discount rate........    7.45%            10.74%

Prepayment speed is the constant prepayment rate that results in the weighted average life disclosed above.

At December 31, 2001, key economic assumptions and the sensitivity of the current fair value of the mortgage servicing rights to immediate 10 and 20 percent adverse changes in those assumptions are as follows (dollars in millions):

   Fair value of mortgage servicing rights...................       $1,811.0
   Expected weighted average life (in years).................            6.8
   Prepayment speed..........................................           11.10%
   Decrease in fair value of 10% adverse change..............     $     67.3
   Decrease in fair value of 20% adverse change..............      $   128.9
   Yield to maturity discount rate...........................            8.86%
   Decrease in fair value of 10% adverse change..............      $   130.0
   Decrease in fair value of 20% adverse change..............      $   260.1

These sensitivities are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10% variation in assumptions generally cannot be extrapolated because the relationship of the change in the assumption to the change in fair value may not be linear. Also, in the above table, the effect of a variation in a particular assumption on the fair value of the servicing rights is calculated independently without changing any other assumption. In reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities. For example, changes in prepayment speed estimates could result in changes in the discount rate.

Securitization Transactions Cash Flow

The table below summarizes cash flows for securitization transactions and cash flows received from and paid to securitization trusts (in millions):

                                                                    For the year ended December 31,
                                                                      2001                   2000
                                                              ---------------------- ----------------------
                                                              ---------------------- ----------------------
   Proceeds from new securitizations........................          $39,200.6              $9,624.5
   Servicing fees received..................................              307.8                 237.5
   Other cash flows received on retained interests..........               51.6                  29.4

6. Derivatives Held or Issued for Purposes Other Than Trading

Derivatives are generally held for purposes other than trading and are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

The Company's risk of loss is typically limited to the fair value of its derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. The Company is also exposed to credit losses in the event of nonperformance of the counterparties. The Company's current credit exposure is limited to the value of derivatives that have become favorable to the Company. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits.

The Company's derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, the Company is permitted to set off its receivable from a counterparty against its payables to the same counterparty arising out of all included transactions.

The notional amounts and credit exposure of the Company's derivative financial instruments by type are as follows (in millions):

                                                                                 December 31,
                                                                               2001                2000
                                                                     ------------------  ------------------
   Notional amounts of derivative instruments with
     regard to U.S. operations
   Foreign currency swaps..........................................      $  3,426.9           $  2,745.0
   Interest rate floors............................................         3,400.0              2,450.0
   Interest rate swaps.............................................         2,857.5              2,391.5
   Mortgage-backed forwards and options............................         9,250.7              1,898.3
   Swaptions.......................................................         3,570.0                697.7
   Bond forwards...................................................           357.4                  -
   Interest rate lock commitments..................................         2,565.9                  -
   Call options....................................................            30.0                 30.0
   U.S. Treasury futures...........................................           186.6                183.2
   Currency forwards...............................................             -                   39.4
   Treasury rate guarantees........................................            88.0                 60.0
   Other...........................................................            25.0                  -
                                                                     ------------------  ------------------
                                                                     ------------------  ------------------
                                                                          $25,758.0            $10,495.1
                                                                     ==================  ==================
   Credit exposure of derivative instruments with
     regard to U.S. operations
   Foreign currency swaps...........................................   $       41.4          $      45.3
   Interest rate floors.............................................           13.2                 20.0
   Interest rate swaps..............................................           28.1                 14.1
   Mortgage-backed forwards and options.............................           41.7                  -
   Swaptions........................................................            8.7                 11.8
   Call options.....................................................            8.9                 12.3
   Currency forwards................................................            -                    5.5
   Other............................................................            0.1                  -
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------
                                                                        $     142.1           $    109.0
                                                                     =================== ==================

The net interest effect of interest rate and currency swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The cost of derivative instruments related to residential mortgage loan servicing rights is included in the basis of the derivatives. These derivatives are marked-to-market with the changes in market value reported in operating expenses on the consolidated statements of operations.

The fair value of the Company's derivative instruments, identified as hedges and classified as assets at December 31, 2001, was $283.1 million. Of this amount, the fair value of derivatives related to investment hedges was $100.8 million and was reported with other invested assets on the consolidated statement of financial position. The fair value of derivatives related to residential mortgage loan servicing rights and residential mortgage loans was $182.3 million and is reported with other assets on the consolidated statement of financial position. The fair value of derivative instruments classified as liabilities at December 31, 2001, was $449.7 million and was reported with other liabilities on the consolidated statement of financial position.

Fair Value Hedges

The Company uses fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration.

The Company also enters into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

In 2001, the Company recognized a pre-tax net gain of $95.5 million relating to its fair value hedges. This includes a net gain of $151.7 million related to the ineffective portion of its fair value hedges of residential mortgage loan servicing rights and a net loss of $43.6 million related to the change in the value of the servicing hedges that was excluded from the assessment of hedge effectiveness. The net gain on servicing hedges was reported with operating expenses on the consolidated statement of operations. The net gain of $95.5 million also includes a net loss of $12.6 million related to the ineffective portion of the Company's investment hedges, which was reported with net realized capital gains (losses) on the consolidated statement of operations.

Cash Flow Hedges

The Company also utilizes floating-to-fixed rate interest rate swaps to match cash flows.

The Company enters into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

In 2001, the Company recognized a $11.2 million after-tax decrease in value related to cash flow hedges in accumulated other comprehensive income. During this time period, none of the Company's cash flow hedges have been discontinued because it was probable that the original forecasted transaction would not occur by the end of the originally specified time period. The Company has not reclassified amounts from accumulated comprehensive income into earnings in the past twelve months, and it does not expect to reclassify any amounts in the next twelve months.

In most cases, zero hedge ineffectiveness for cash flow hedges is assumed because the derivative instrument was constructed such that all terms of the derivative match the hedged risk in the hedged item. As a result, the Company has recognized an immaterial amount in earnings due to cash flow hedge ineffectiveness.

The transition adjustment for the adoption of SFAS 133 resulted in a decrease to other comprehensive income of $36.9 million ($24.0 million after tax) representing the accumulation in other comprehensive income of the effective portion of the Company's cash flow hedges as of January 1, 2001. In 2001, $46.0 million ($29.9 million after tax) of loss representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges decreased accumulated other comprehensive income resulting in an ending balance of $(82.9) million ($(53.9) million after tax) at December 31, 2001.

Derivatives Not Designated as Hedging Instruments

The Company attempts to match the timing of when interest rates are committed on insurance products, residential mortgage loans and other new investments. However, timing differences may occur and can expose the Company to fluctuating interest rates. To offset this risk, the Company uses mortgage-backed forwards, over-the-counter options on mortgage-backed securities, U.S. Treasury futures contracts, options on Treasury futures, Treasury rate guarantees and interest rate floors to economically hedge anticipated transactions and to manage interest rate risk. Futures contracts are marked-to-market and settled daily, which minimizes the counterparty risk. Forward contracts are marked-to-market no less than quarterly. The Company's interest rate lock commitments on residential mortgage loans are also accounted for as derivatives.

Occasionally, the Company will sell a callable investment-type contract and may use interest rate swaptions or similar instruments to transform the callable liability into a fixed term liability. In addition, the Company may sell an investment-type contract with attributes tied to market indices in which case the Company writes an equity call option to convert the overall contract into a fixed rate liability, essentially eliminating the equity component altogether.

Although the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under SFAS 133. As such, periodic changes in the market value of these instruments flow directly into net income. In 2001, gains of $68.3 million were recognized in income from market value changes of derivatives not receiving hedge accounting treatment.

7. Closed Block

In connection with the 1998 MIHC formation, the Company formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. The Company's assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held by the Company. The Company will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, the Company will be required to make such payments from its general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation is required to be established for earnings in the Closed Block that are not available to shareholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income). If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a policyholder dividend obligation. This policyholder dividend obligation represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2001, cumulative actual earnings, including consideration of net unrealized gains, has been less than cumulative expected earnings. Therefore, no policyholder dividend obligation has been recognized.

Closed Block liabilities and assets designated to the Closed Block are as follows:

                                                                           December 31,
                                                                  2001                      2000
                                                        ------------------------- -------------------------
                                                                          (in millions)
   Closed Block liabilities
   Future policy benefits and claims.................             $5,248.7                 $5,051.5
   Other policyholder funds..........................                 20.3                      4.8
   Policyholder dividends payable....................                376.6                    402.2
   Other liabilities.................................                 11.8                     22.6
                                                        ------------------------- -------------------------
                                                        ------------------------- -------------------------
     Total Closed Block liabilities..................              5,657.4                  5,481.1

                                                                           December 31,
                                                                  2001                      2000
                                                        ------------------------- -------------------------
                                                                          (in millions)
   Assets designated to the Closed Block
   Fixed maturities, available-for-sale..............             $2,466.3                 $2,182.2
   Equity securities, available-for-sale.............                 23.4                      -
   Mortgage loans....................................                880.0                    919.4
   Real estate.......................................                  -                        0.2
   Policy loans......................................                792.5                    770.0
   Other investments.................................                  6.9                      1.1
                                                        ------------------------- -------------------------
                                                        ------------------------- -------------------------
     Total investments...............................              4,169.1                  3,872.9

   Cash and cash equivalents (deficit)...............                 (8.0)                    22.7
   Accrued investment income.........................                 77.2                     72.3
   Deferred tax asset................................                 80.8                     97.8
   Premiums due and other receivables................                 33.3                     33.8
                                                        ------------------------- -------------------------
                                                        ------------------------- -------------------------
     Total assets designated to the Closed Block.....              4,352.4                  4,099.5
                                                        ------------------------- -------------------------
                                                        ------------------------- -------------------------

   Excess of Closed Block liabilities over assets
     designated to the Closed Block..................              1,305.0                  1,381.6

   Amounts included in other comprehensive
     income..........................................                 43.6                     27.2
                                                        ------------------------- -------------------------
                                                        ------------------------- -------------------------

   Maximum future earnings to be recognized from
     Closed Block assets and liabilities.............             $1,348.6                 $1,408.8
                                                        ========================= =========================

Closed Block revenues and expenses were as follows:

                                                            For the year ended December 31,
                                                   2001                2000                  1999
                                             ------------------  ------------------  ----------------------
                                                                     (in millions)
   Revenues
   Premiums and other considerations.......      $   742.1           $   752.4             $   764.4
   Net investment income...................          311.8               289.9                 269.2
   Net realized capital losses.............          (19.7)               (4.9)                 (2.0)
                                             ------------------  ------------------  ----------------------
                                             ------------------  ------------------  ----------------------
     Total revenues........................        1,034.2             1,037.4               1,031.6

   Expenses
   Benefits, claims, and settlement
     expenses..............................          614.4               601.2                 614.6
   Dividends to policyholders..............          305.8               307.7                 295.9
   Operating expenses......................           12.7                13.6                  13.2
                                             ------------------  ------------------  ----------------------
                                             ------------------  ------------------  ----------------------
     Total expenses........................         932.9                922.5                 923.7
                                             ------------------  ------------------  ----------------------
                                             ------------------  ------------------  ----------------------

   Closed Block revenue, net of Closed
     Block expenses, before income taxes...          101.3               114.9                 107.9
   Income taxes............................           33.5                38.4                  37.0
                                             ------------------  ------------------  ----------------------
                                             ------------------  ------------------  ----------------------
   Closed Block revenue, net of Closed                67.8                76.5                  70.9
     Block expenses and income taxes.......
   Funding adjustment charges..............           (7.6)              (12.0)                (12.2)
                                             ------------------  ------------------  ----------------------
                                             ------------------  ------------------  ----------------------
   Closed Block revenue, net of Closed          $     60.2          $     64.5            $     58.7
     Block expenses, income tax and funding
     adjustment charges....................  ==================  ==================  ======================

The change in maximum future earnings of the Closed Block was as follows:

                                                                           December 31,
                                                                  2001                      2000
                                                         -----------------------  -------------------------
                                                                           (in millions)

   Beginning of year..................................            $1,408.8                 $1,473.3
   End of year........................................             1,348.6                  1,408.8
                                                         -----------------------  -------------------------
                                                         -----------------------  -------------------------
   Change in maximum future earnings..................            $  (60.2)                $  (64.5)
                                                         =======================  =========================

The Company charges the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

8. Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 2001, 2000 and 1999 are as follows (in millions):

                                                                        December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

   Balance at beginning of year..................        $1,333.3           $1,430.9           $1,104.7
   Cost deferred during the year.................           249.0              263.9              253.8
   Amortized to expense during the year..........          (198.5)            (239.2)            (173.7)
   Effect of unrealized (gains) losses...........           (61.5)            (122.3)             246.1
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Balance at end of year........................        $1,322.3           $1,333.3             $1,430.9
                                                   ================== ================== ==================

9. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position, are summarized as follows (in millions):

                                                                                 December 31,
                                                                            2001               2000
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------
   Liabilities for investment-type contracts:
     Guaranteed investment contracts................................       $14,123.5           $14,779.6
     U.S. funding agreements........................................           307.1               772.1
     International funding agreements backing medium-term notes.....         3,298.4             2,475.3
     International funding agreements...............................           723.9                 -
     Other investment-type contracts................................         2,272.1             2,537.0
                                                                     ------------------- ------------------
   Total liabilities for investment-type contracts.................         20,725.0            20,564.0

   Liabilities for individual annuities............................          2,557.6             2,442.7
   Universal life and other reserves...............................          1,382.0             1,293.5
                                                                     ------------------- ------------------
   Total contractholder funds......................................        $24,664.6           $24,300.2
                                                                     =================== ==================

The Company's guaranteed investment contracts and funding agreements contain provisions limiting early surrenders, including penalties for early surrenders and minimum notice requirements. Put provisions give customers the option to terminate a contract prior to maturity, provided they give a minimum notice period.

The following table presents U.S. GAAP reserves for guaranteed investment contracts and funding agreements by withdrawal provisions (in millions):

                                                         December 31, 2001
                                                         ------------------
                                                         ------------------
   Book Value Out (1)
   Puttable:
     Less than 30 days' put.............................. $         -
     30 to 89 days' put..................................           -
     90 to 180 days' put.................................           -
     More than 180 days' put.............................          55.1
     No active put provision (2).........................           -
                                                         ------------------
                                                         ------------------
   Total puttable........................................          55.1

   Surrenderable:
     Book value out without surrender charge.............          22.9
     Book value out with surrender charge................         396.3
                                                         ------------------
                                                         ------------------
   Total surrenderable...................................         419.2
                                                         ------------------
                                                         ------------------
   Total book value out..................................         474.3

   Market Value Out (3)
   Less than 30 days' notice.............................          26.9
   30 to 89 days' notice.................................         281.9
   90 to 180 days' notice................................       1,133.6
   More than 180 days' notice............................       4,795.6
   No active surrender provision.........................         238.5
                                                         ------------------
                                                         ------------------
   Total market value out................................

   Not puttable or surrenderable.........................      11,502.1
                                                         ------------------
                                                         ------------------
   Total GICs and funding agreements.....................     $18,452.9
                                                         ==================
------------------
(1) Book Value Out: The amount equal to the sum of deposits less withdrawals with interest accrued at the contractual interest rate.
(2) Contracts currently in initial lock-out period but which will become puttable with 90 days' notice at some time in the future.
(3) Market Value Out: The amount equal to the book value out plus a market value adjustment to adjust for changes in interest rates.

Funding agreements are issued to non-qualified institutional investors both in domestic and international markets. The Company has a $4.0 billion international program, under which a consolidated offshore special purpose entity was created to issue nonrecourse medium-term notes. Under the program, the proceeds of each note series issuance are used to purchase a funding agreement from the Company, which is used to secure that particular series of notes. The payment terms of any particular series of notes match the payment terms of the funding agreement that secures that series. Claims for principal and interest under those international funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws and, accordingly, are reported as contractholder funds liabilities in the Company's consolidated statement of financial position. In general, the medium-term note funding agreements do not give the contractholder the right to terminate prior to contractually stated maturity dates, absent the existence of certain circumstances which are largely within the Company's control. As of December 31, 2001, the contractual maturities were 2002 - $160.2 million; 2003 - $496.1 million; 2004 - $470.2 million; 2005 - $714.5 million;
2006 - $98.9 million; and thereafter - $1,358.5 million.

In February 2001, the Company agreed to issue up to $3.0 billion of funding agreements under another program to support the prospective issuance by an unaffiliated entity of medium-term notes in both domestic and international markets. The unaffiliated entity is not consolidated in the Company's financial statements. The funding agreements issued to the unaffiliated entity are reported as contractholder funds liabilities in the Company's consolidated statement of financial position. As of December 31, 2001, $723.9 million has been issued under this program.

Future Policy Benefits and Claims

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows (in millions):

                                                                        December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

   Balance at beginning of year..................       $   705.0          $   721.7          $   641.4

   Incurred:
     Current year................................         1,597.1            1,788.1            1,872.2
     Prior years.................................           (17.5)             (17.8)              (6.2)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Total incurred................................         1,579.6            1,770.3            1,866.0

   Payments:
     Current year................................         1,283.2            1,447.3            1,466.3
     Prior years.................................           286.6              339.7              319.4
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Total payments................................         1,569.8            1,787.0            1,785.7

   Balance at end of year:
     Current year................................           313.9              340.8              405.9
     Prior years.................................           400.9              364.2              315.8
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Total balance at end of year..................       $   714.8          $   705.0          $   721.7
                                                   ================== ================== ==================

The activity summary in the liability for unpaid accident and health claims shows a decrease of $17.5 million, $17.8 million and $6.2 million to the December 31, 2000, 1999 and 1998 liability for unpaid accident and health claims, respectively, arising in prior years. Such liability adjustments, which affected current operations during 2001, 2000 and 1999, respectively, resulted from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid accident and health claims.

On September 11, 2001, terrorist attacks in the U.S. resulted in significant loss of life and property, as well as interruption of business activities and an overall disruption of the world economy. As of December 31, 2001, the Company recognized $6.7 million (net of income tax and reinsurance) in losses from individual and group life and disability insurance claims as a result of these events.

10. Debt

Short-Term Debt

Short-term debt consists primarily of a payable to Principal Financial Services, Inc. of $1,087.8 million and $926.9 million as of December 31, 2001 and 2000, respectively. Interest paid on intercompany debt was $39.7 million and $46.8 million during 2001 and 2000, respectively. Short-term debt also consists of outstanding balances on revolving credit facilities with various financial institutions. At December 31, 2001, the Company and certain subsidiaries had credit facilities with various financial institutions in an aggregate amount of $825.0 million. These credit facilities include $780.0 million to finance a CMBS pipeline, of which $290.6 million is outstanding at December 31, 2001, and $45.0 million of unused lines of credit for short-term debt used for general corporate purposes.

The weighted average interest rates on short-term borrowings as of December 31, 2001 and 2000, were 2.46% and 7.41%, respectively.

Long-Term Debt

The components of long-term debt as of December 31, 2001 and December 31, 2000 are as follows (in millions):

                                                    December 31,
                                                 2001               2000
                                              ------------- ------------------
                                              ------------- ------------------

   7.875% surplus notes payable, due 2024.....   $199.0             $198.9
   8% surplus notes payable, due 2044.........     99.1               99.1
   Non-recourse mortgages and notes payable...    150.3              149.8
   Other mortgages and notes payable..........    169.2              224.5
                                              ------------- ------------------
                                              ------------- ------------------
   Total long-term debt.......................   $617.6             $672.3
                                              ============= ==================

The amounts included above are net of the discount and direct costs associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

On March 10, 1994, Principal Life issued $300.0 million of surplus notes, including $200.0 million due March 1, 2024, at a 7.875% annual interest rate and the remaining $100.0 million due March 1, 2044, at an 8% annual interest rate. No affiliates of the Company hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that Principal Life has sufficient surplus earnings to make such payments. For each of the years ended December 31, 2001, 2000 and 1999, interest of $23.8 million was approved by the Commissioner, paid and charged to expense.

Subject to Commissioner approval, the surplus notes due March 1, 2024, may be redeemed at Principal Life's election on or after March 1, 2004, in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

In addition, subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at Principal Life's election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. The Company has obtained loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 2001, range from $0.1 million to $101.9 million per development with interest rates generally ranging from 7.2% to 8.6%. Outstanding principal balances as of December 31, 2000, range from $0.5 million to $102.8 million per development with interest rates generally ranging from 6.9% to 8.6%.

At December 31, 2001, future annual maturities of the long-term debt are as follows (in millions):

   2002.................................................           $165.1
   2003.................................................              5.6
   2004.................................................              2.4
   2005.................................................              2.6
   2006.................................................              2.8
   Thereafter...........................................            439.1
                                                            -------------------
                                                            -------------------
   Total future maturities of the long-term debt........           $617.6
                                                             ==================

Cash paid for interest for 2001, 2000 and 1999, was $43.9 million, $42.0 million and $95.5 million, respectively. These amounts include interest paid on taxes during these years.

11. Income Taxes

The Company's income tax expense (benefit) is as follows (in millions):

                                                               For the year ended December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Current income taxes:
     Federal.....................................        $  30.0             $195.2            $  84.1
     State and foreign...........................           30.0               12.2               12.6
     Net realized capital gains (losses).........         (210.1)              29.6              162.3
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Total current income taxes (benefit)..........         (150.1)             237.0              259.0
   Deferred income taxes.........................          242.5               11.8               64.5
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Total income taxes............................        $  92.4             $248.8             $323.5
                                                   ================== ================== ==================

The Company's provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pre-tax income and the Company's effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes, and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate is as follows:

                                                               For the year ended December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

   Statutory corporate tax rate..................          35%                35%                35%
   Dividends received deduction..................         (13)                (5)                (3)
   Interest exclusion from taxable income........          (3)                (1)                 -
   Other.........................................           1                 (1)                (3)
                                                   ------------------ ------------------ ------------------
   Effective tax rate............................          20%                28%                29%
                                                   ================== ================== ==================

Significant components of the Company's net deferred income taxes are as follows (in millions):

                                                                                 December 31,
                                                                            2001               2000
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------
   Deferred income tax assets (liabilities):
     Insurance liabilities..........................................       $ 131.6             $ 181.1
     Deferred policy acquisition costs..............................        (373.1)             (360.1)
     Net unrealized gains on available for sale securities..........        (202.0)              (59.1)
     Mortgage loan servicing rights.................................        (355.2)             (206.3)
     Other..........................................................          16.0                52.3
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------
   Total deferred income tax liabilities............................       $(782.7)            $(392.1)
                                                                     =================== ==================

At December 31, 2001, the Company's net deferred tax liability was $782.7 million. There were no international net deferred tax assets in 2001. At December 31, 2000, the Company's net deferred tax liability was comprised of international net deferred tax assets of $6.9 million, which have been included in other assets, and $399.0 million of U.S. net deferred tax liabilities. The net deferred tax liabilities were included in deferred income taxes in the consolidated statements of financial position.

The Internal Revenue Service (the "Service") has completed examination of the U.S. consolidated federal income tax returns of the Company and affiliated companies for 1996 and prior years. The Service has also begun to examine returns for 1997 and 1998. The Company believes that there are adequate defenses against or sufficient provisions for any challenges.

Undistributed earnings of certain foreign subsidiaries are considered indefinitely reinvested by the Company. A tax liability will be recognized when the Company expects distribution of earnings in the form of dividends, sale of the investment or otherwise.

Cash paid for income taxes was $69.3 million in 2001, $131.9 million in 2000 and $275.6 million in 1999.

12. Employee and Agent Benefits

The Company has defined benefit pension plans covering substantially all of its employees and certain agents. Some of these plans provide supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan will start on January 1, 2002. An employee's account will be credited with an amount based on the employee's salary, age and service. These credits will accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. The Company's policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to the Company. The Company's funding policy for all plans is to deposit the U.S. GAAP-related net periodic pension cost using long-term assumptions, unless the U.S. GAAP funded status is positive, in which case no deposit is made. Prior to 2001, the Company's funding policy was to deposit an amount within the range of U.S. GAAP net periodic pension cost and the sum of the actuarial normal cost and any change in the unfunded accrued liability over a 30-year period as a percentage of compensation.

As a result of Principal Mutual Holding Company's demutualization, the qualified defined benefit pension plan received $56.7 million in compensation which will be amortized over the remaining service period of plan participants.

The Company also provides certain health care, life insurance and long-term care benefits for retired employees. Retiree health benefits are provided for employees hired prior to January 1, 2002, while retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Covered employees are first eligible for these postretirement benefits when they reach age 57 and have completed ten years of service with the Company. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to the Company. The Company's funding policy for all plans is to deposit the U.S. GAAP-related net periodic postretirement benefit cost using long-term assumptions unless the U.S. GAAP funded status is positive, in which case no deposit is made. Prior to 2001, the Company's funding policy was to deposit an amount within the range of U.S. GAAP net periodic postretirement cost and the sum of the actuarial normal cost and any change in the unfunded accrued liability over a 30-year period as a percentage of compensation.

As a result of Principal Mutual Holding Company's demutualization, the postretirement benefit plans received $11.3 million in compensation, which will be used to pay benefit claims and participant contributions, with the remainder to be amortized over the remaining service period of plan participants.

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, is as follows (dollars in millions):

                                                    Pension benefits         Other postretirement benefits
                                              ------------------------------ ------------------------------
                                              ------------------------------ ------------------------------
                                                      December 31,                   December 31,
                                                   2001           2000           2001            2000
                                              --------------- -------------- -------------- ---------------
   Change in benefit obligation
   Benefit obligation at beginning of year..    $  (797.3)      $  (732.5)       $(221.8)       $(227.9)
   Service cost.............................        (31.2)          (35.0)          (8.3)         (10.4)
   Interest cost............................        (59.3)          (57.5)         (15.6)         (19.0)
   Actuarial gain (loss)....................        (42.0)           (2.7)         (25.7)           3.7
   Benefits paid............................         31.7            30.4            9.6            -
   Other....................................         42.1             -             30.7           31.8
                                              --------------- -------------- -------------- ---------------
   Benefit obligation at end of year........    $  (856.0)      $  (797.3)       $(231.1)       $(221.8)
                                              =============== ============== ============== ===============

   Change in plan assets
   Fair value of plan assets at beginning of
     year...................................     $1,115.4        $1,059.8        $ 359.8        $ 345.5
   Actual return (loss) on plan assets......        (15.7)           75.1            5.6           13.7
   Employer contribution....................          9.0            10.9            1.4           18.6
   Benefits paid............................        (31.7)          (30.4)          (4.4)         (18.0)
   Other....................................       (124.5)            -              -              -
                                              --------------- -------------- -------------- ---------------
   Fair value of plan assets at end of year.    $   952.5        $1,115.4         $362.4        $ 359.8
                                              =============== ============== ============== ===============

   Funded status............................   $     96.5       $   318.1         $131.3        $ 138.0
   Unrecognized net actuarial gain..........        (65.3)         (194.2)          (0.6)         (19.4)
   Unrecognized prior service (cost) benefit          7.6             9.2          (28.2)         (29.8)
   Unamortized transition obligation (asset)         (2.7)          (14.2)           -              0.3
                                              --------------- -------------- -------------- ---------------
                                              --------------- -------------- -------------- ---------------
   Other assets - prepaid benefit cost......   $     36.1       $   118.9         $102.5       $   89.1
                                              =============== ============== ============== ===============
                                              =============== ============== ============== ===============

   Weighted-average assumptions as of
      December 31
   Discount rate............................      7.50%           8.00%          7.50%          8.00%

                                                    Pension benefits         Other postretirement benefits
                                              ------------------------------ ------------------------------
                                              ------------------------------ ------------------------------
                                                      December 31,                   December 31,
                                                   2001           2000            2001           2000
                                              --------------- -------------- --------------- --------------
   Components of net periodic benefit cost
   Service cost.............................   $     31.2      $     35.0       $    8.3       $   10.4
   Interest cost............................         59.3            57.5           15.6           19.0
   Expected return on plan assets...........        (99.2)          (81.3)         (32.3)         (25.1)
   Amortization of prior service (cost)
     benefit................................          1.7             1.7           (2.6)           -
   Amortization of transition (asset)
     obligation.............................        (11.5)          (11.5)           0.3            2.3
   Recognized net actuarial gain............        (14.1)          (12.5)          (1.3)          (1.1)
                                              --------------- -------------- -------------- ---------------
                                              --------------- -------------- -------------- ---------------
   Net periodic benefit cost (income).......   $    (32.6)     $    (11.1)       $ (12.0)     $     5.5
                                              =============== ============== ============== ===============

Effective January 1, 2000, the Company amended the method of determining postretirement health benefit plan contributions and terminated long-term care coverage for participants retiring on and subsequent to July 1, 2000. The result of these amendments decreased the postretirement benefit obligation by $31.8 million and was partially offset by the remaining portion of the original transition obligation. During 2001, the Company reclassified assets supporting non-qualified pension plan liabilities through a reduction in contractholder funds and an increase in invested assets.

For 2001 and 2000, the expected long-term rates of return on plan assets for pension benefits were 9.0% and 8.1%, respectively, on a pre-tax basis. The assumed rate of increase in future compensation levels varies by age for both the qualified and non-qualified pension plans.

For 2001 and 2000, the expected long-term rates of return on plan assets for other post-retirement benefits varied by benefit type and employee group and ranged from 7.8% to 9.3% and 8.0% to 8.1%, respectively, on a pre-tax basis.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations starts at 9% in 2001 and declines to an ultimate rate of 6% in 2011. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

                                                                    1-percentage-point  1-percentage-point
                                                                         increase            decrease
                                                                    ------------------- -------------------

   Effect on total of service and interest cost components.......         $  5.3             $  (6.0)
   Effect on accumulated postretirement benefit obligation.......           50.1               (40.2)

In addition, the Company has defined contribution plans that are generally available to all employees and agents who are age 21 or older. Eligible participants may contribute up to 20% of their compensation. The Company matches the participant's contribution at a 50% contribution rate up to a maximum Company contribution of 3% of the participant's compensation in 2001 and 2000, and 2% of the participant's compensation in 1999. The defined contribution plan allows employees to choose among various investment options, including PFG's common stock. The Company contributed $17.9 million in 2001, $16.0 million in 2000 and $11.0 million in 1999 to these defined contribution plans.

As a result of the Principal Mutual Holding Company's demutualization, the defined contribution plans received $19.7 million in compensation, which was allocated to participant accounts.

13. Commitments and Contingencies

Leases

The Company, as a lessor, leases industrial, office, retail and other investment real estate properties under various operating leases. Rental income for all operating leases totaled $178.4 million in 2001, $292.5 million in 2000 and $356.8 million in 1999.

At December 31, 2001, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

                                                    Held for           Held for           Total rental
                                                      sale            investment          commitments
                                                ------------------ -----------------  ---------------------
                                                ------------------ -----------------  ---------------------

   2002.......................................        $  51.9            $  72.3              $124.2
   2003.......................................           49.5               60.0               109.5
   2004.......................................           46.5               49.0                95.5
   2005.......................................           40.3               38.5                78.8
   2006.......................................           36.7               25.7                62.4
   Thereafter.................................          202.3               57.7               260.0
                                                ------------------ -----------------  ---------------------
                                                ------------------ -----------------  ---------------------
   Total future minimum lease receipts........         $427.2             $303.2              $730.4
                                                ================== =================  =====================

The Company, as a lessee, leases office space, data processing equipment, corporate aircraft and office furniture and equipment under various operating leases. Rental expense for all operating leases totaled $57.9 million in 2001, $66.3 million in 2000 and $78.5 million in 1999. At December 31, 2001, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

   2002..............................................................................         $  44.0
   2003..............................................................................            34.8
   2004..............................................................................            22.9
   2005..............................................................................            11.1
   2006..............................................................................             7.9
   Thereafter........................................................................            15.4
                                                                                        -------------------
                                                                                                136.1
   Less future sublease rental income on these noncancelable leases..................             0.5
                                                                                        -------------------
   Total future minimum lease payments...............................................          $135.6
                                                                                        ===================

Litigation

The Company is a plaintiff or defendant in actions arising out of its operations. The Company is, from time to time, also involved in various governmental and administrative proceedings. While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on the Company's business, financial condition or results of operations. However, no assurances can be given that such litigation would not materially and adversely affect the Company's business, financial condition or results of operations.

Other companies in the life insurance industry have historically been subject to substantial litigation resulting from claims disputes and other matters. Most recently, such companies have faced extensive claims, including class-action lawsuits, alleging improper life insurance sales practices. Negotiated settlements of such class-action lawsuits have had a material adverse effect on the business, financial condition and results of operations of certain of these companies. The Company is currently a defendant in two class-action lawsuits which allege improper sales practices.

In 2000, the Company reached an agreement in principle to settle these two class-action lawsuits alleging improper sales practices. In April 2001, the proposed settlement of the class-action lawsuits received court approval. In agreeing to the settlement, the Company specifically denied any wrongdoing. The Company has accrued a loss reserve for its best estimate based on information available. As uncertainties continue to exist in resolving this matter, it is reasonably possible that, as the actual cost of the claims subject to alternative dispute resolution becomes available, the final cost of settlement could exceed the Company's estimate. The range of any additional cost related to the settlement cannot be presently estimated; however, the Company believes the settlement will not have a material impact on its business, financial condition or results of operations. A number of persons and entities who were eligible to be class members have excluded themselves from the class (or "opted out"), as the law permits them to do. The Company has been notified that some of those who opted out from the class will file lawsuits and make claims similar to those addressed by the settlement. Some of these lawsuits are presently on file.

Insurance Guaranty Assessments

The Company is also subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against life and health insurance companies for the benefit of policyholders and claimants in the event of insolvency of other life and health insurance companies. The assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes such assessments in excess of amounts accrued would not materially affect its financial condition or results of operations.

Securities Held for Collateral

The Company held $759.9 million in mortgage-backed securities in trust at December 31, 2001, to satisfy collateral requirements associated with the Company's mortgage banking segment and derivatives credit support agreements.

14. Stockholder's Equity

Common Stock

The Company has one class of common stock ($.01 par value, 5.0 million shares authorized, 2.5 million issued and outstanding) wholly owned indirectly by PFG.

Treasury Stock

As a result of the demutualization, the Company's ultimate parent, PFG, issued
363.7 thousand shares of its common stock with a value of $6.7 million to rabbi trusts held by the Company for certain benefit plans. These shares were reported as treasury stock and additional paid-in capital in the consolidated statement of stockholder's equity at December 31, 2001.

Other Comprehensive Income

Comprehensive income (loss) includes all changes in stockholder's equity during a period except those resulting from investments by stockholders and distributions to stockholders.

The components of accumulated other comprehensive income are as follows (in millions):

                                                              Net
                                          Net unrealized    unrealized
                                         gains (losses)     gains(losses)   Foreign
                                              on               on           currency     Accumulated other
                                        available-for-sale  derivative     translation     comprehensive
                                           securities       instruments     adjustment      income (loss)
                                       ----------------- --------------------------------------------------
                                       ----------------- --------------------------------------------------

   Balances at January 1, 1999.......      $   742.3          $  3.6         $(28.9)        $   717.0
   Net change in unrealized gains
     (losses) on fixed maturities,
     available-for-sale..............       (1,375.1)            -              -            (1,375.1)
   Net change in unrealized gains
     (losses) on equity securities,
     available-for-sale, including
     seed money in separate accounts.         (131.7)            -              -              (131.7)
   Adjustments for assumed changes
     in amortization pattern:
       Deferred policy acquisition
         costs.......................          246.1             -              -               246.1
       Unearned revenue reserves.....          (29.5)            -              -               (29.5)
   Net change in unrealized gains/
     (losses) on derivative
     instruments.....................            -             (11.0)           -               (11.0)
   Provision for deferred income tax
     benefit.........................          449.2             3.9            -               453.1
   Change in net foreign currency
     translation adjustment..........            -               -            (31.1)            (31.1)
                                       ----------------- --------------------------------------------------
                                       ----------------- --------------------------------------------------
   Balances at December 31, 1999.....          (98.7)           (3.5)         (60.0)           (162.2)
   Net change in unrealized gains
     (losses) on fixed maturities,
     available-for-sale..............          722.0            -               -               722.0
   Net change in unrealized gains
     (losses) on equity securities,
     available-for-sale, including
     seed money in separate accounts.         (268.6)           -               -              (268.6)
   Adjustments for assumed changes
     in amortization pattern:
       Deferred policy acquisition
         costs.......................         (122.6)           -               -              (122.6)
       Unearned revenue reserves.....           15.2            -               -                15.2
   Net change in unrealized gains/
     (losses) on derivative
     instruments.....................            -             (1.3)            -                (1.3)
   Provision for deferred income tax
     benefit.........................         (121.9)           0.5             -              (121.4)
   Change in net foreign currency
     translation adjustment..........            -              -              27.0              27.0
                                       -------------------------------- --------------- ------------------
                                       -------------------------------- --------------- ------------------
   Balances at December 31, 2000.....          125.4           (4.3)          (33.0)             88.1


                                                              Net
                                          Net unrealized    unrealized
                                         gains (losses)     gains(losses)   Foreign
                                              on               on           currency     Accumulated other
                                        available-for-sale  derivative     translation     comprehensive
                                           securities       instruments     adjustment      income (loss)
                                       ----------------- --------------------------------------------------
                                       ----------------- --------------------------------------------------

   Balances at December 31, 2000.....      $   125.4         $ (4.3)         $(33.0)       $     88.1
   Net change in unrealized gains
     (losses) on fixed maturities,
     available-for-sale..............          510.7             -              -               510.7
   Net change in unrealized gains
     (losses) on equity securities,
     available-for-sale, including
     seed money in separate accounts.           (2.5)            -              -                (2.5)
   Adjustments for assumed changes
     in amortization pattern:
       Deferred policy acquisition
         costs.......................          (61.3)            -              -               (61.3)
       Unearned revenue reserves.....            4.3             -              -                 4.3
   Net change in unrealized gains
     (losses) on derivative
     instruments.....................            -             (46.0)           -               (46.0)
   Dividends to parent...............           (1.3)            -             11.1               9.8
   Provision for deferred income tax
     benefit.........................         (160.5)           16.1            -              (144.4)
   Change in net foreign currency
     translation adjustment..........            -               -             23.9              23.9
   Cumulative effect of accounting
     change, net of related income
     taxes...........................           20.9           (24.0)         (11.1)            (14.2)
                                       ----------------- --------------------------------------------------
                                       ----------------- --------------------------------------------------
   Balances at December 31, 2001.....      $   435.7          $(58.2)       $  (9.1)        $   368.4
                                       ================= ==================================================

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years (in millions):

                                                                             December 31,
                                                                  2001           2000            1999
                                                             --------------- -------------- ---------------
                                                             --------------- -------------- ---------------
   Unrealized gains (losses) on available-for-sale                $491.2          $252.6        $(1,037.9)
     securities arising during the year.............
   Adjustment for realized gains (losses) on
     available-for-sale securities included in net
     income...........................................            (234.8)          (29.4)           189.9
                                                             --------------- -------------- ---------------
                                                             --------------- -------------- ---------------
   Unrealized gains (losses) on available-for-sale                $256.4          $223.2       $   (848.0)
     securities, as adjusted...........................
                                                             =============== ============== ===============

The above table is presented net of tax, related changes in the amortization patterns of deferred policy acquisition costs and unearned revenue reserves.

Dividend Limitations

Under Iowa law, Principal Life may pay stockholder dividends only from the earned surplus arising from its business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of Principal Life's policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2001 statutory results, Principal Life could pay approximately $640.3 million in stockholder dividends in 2002 without exceeding the statutory limitation.

In 2001 and 2000, Principal Life notified the Commissioner in advance of all stockholder dividend payments. Total stockholder dividends paid to its parent company in 2001 and 2000 were $734.7 million and $538.8 million, respectively.

In 1999, Principal Life notified the Commissioner in advance of all stockholder dividend payments and received approval for an extraordinary stockholder dividend of $250.0 million. Total stockholder dividends paid to its parent company in 1999 were $509.0 million.

15. Fair Value of Financial Instruments

The following discussion describes the methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about the Company's business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by the Company from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan. Fair values of residential mortgage loans are determined by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size and maturity of each loan.

The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

Mortgage loan servicing rights represent the present value of estimated future net revenues from contractually specified servicing fees. The fair value was estimated with a valuation model using an internal prepayment model and discounted at a spread to London Inter-Bank Offer Rates.

The fair values of the Company's reserves and liabilities for investment-type insurance contracts (insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position) are estimated using discounted cash flow analyses (based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued). The fair values for the Company's insurance contracts (insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk), other than investment-type contracts, are not required to be disclosed. The Company does consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on the Company's incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2001 and 2000, are as follows (in millions):

                                                     2001                               2000
                                       ---------------------------------- ---------------------------------
                                       ---------------- ----------------- ---------------- ----------------
                                       Carrying amount        Fair        Carrying amount       Fair
                                                              value                              value
                                       ---------------- ----------------- ---------------- ----------------
                                       ---------------- ----------------- ---------------- ----------------
   Assets (liabilities)
   Fixed maturities , available-for-
     sale (see Note 4)...............       $29,007.4        $29,007.4         $26,142.1        $26,142.1
   Fixed maturities, trading (see
     Note 4).........................            17.8             17.8               -                -
   Equity securities, available-for-
     sale (see Note 4)...............           798.7            798.7             710.3            710.3
   Mortgage loans....................        10,884.6         11,164.6          11,325.8         11,575.0
   Policy loans......................           831.9            831.9             803.6            803.6
   Other investments.................           426.5            426.5             413.0            413.0
   Cash and cash equivalents.........         1,077.7          1,077.7             998.6            998.6
   Accrued investment income.........           593.5            593.5             530.4            530.4
   Mortgage loan servicing rights....         1,778.5          1,811.0           1,084.4          1,193.5
   Investment-type insurance
     contracts.......................       (23,286.8)       (23,642.4)        (22,818.6)       (22,688.9)
   Short-term debt...................        (1,378.4)        (1,378.4)         (1,339.9)        (1,339.9)
   Long-term debt....................          (617.6)          (613.7)           (672.3)          (649.8)

16. Statutory Insurance Financial Information

Principal Life prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the "State of Iowa"). Currently "prescribed" statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and general administrative rules. "Permitted" statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus is not material. The accounting practices used to prepare statutory financial statements for regulatory filings differ in certain instances from U.S. GAAP. Prescribed or permitted statutory accounting practices are used by state insurance departments to regulate Principal Life.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual was effective January 1, 2001. The State of Iowa adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and has resulted in changes to the accounting practices that Principal Life uses to prepare its statutory-basis financial statements.

The net impact of these changes to Principal Life's statutory-basis capital and surplus as of January 1, 2001, was not significant.

Statutory net income and statutory surplus of Principal Life are as follows (in millions):

                                 As of or for the year ended December 31,
                                2001               2000              1999
                              -------------- ----------------- -----------------
                              -------------- ----------------- -----------------

   Statutory net income.......$   415.0          $   912.0         $   713.7
   Statutory surplus..........  3,483.8            3,356.4           3,151.9

Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, Principal Life meets the RBC requirements.

17. Segment Information

The Company provides financial products and services through the following segments: U.S. Asset Management and Accumulation, Life and Health Insurance and Mortgage Banking. In addition, there is a Corporate and Other segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

The U.S. Asset Management and Accumulation segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals and provides asset management services to the Company's asset accumulation business, the life and health insurance operations and third-party clients.

The Life and Health insurance segment provides individual life and disability insurance to the owners and employees of businesses and other individuals in the U.S. and provides group life and health insurance to businesses in the U.S.

The Mortgage Banking segment originates and services residential mortgage loan products for customers primarily in the U.S.

The Corporate and Other segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate and Other segment primarily reflect financing activities for the Company, income on capital not allocated to other segments, intersegment eliminations and non-recurring or other income or expenses not allocated to the segments based on review of the nature of such items. This segment also includes international operations that offer retirement products and services, annuities, mutual funds and life insurance through subsidiaries in Argentina, Chile, Mexico and Hong Kong. Over the past two years, the Company disposed of, distributed or dividended essentially all of its international operations to its parent, PFSI, described further in Note 3.

The Corporate and Other segment includes an equity ownership interest in Coventry Health Care, Inc. The ownership interest was initiated through a transaction in 1998, described further in Note 3. The Corporate and Other segment's equity in earnings of Coventry Health Care, Inc., which was included in net investment income, was $19.8 million and $20.0 million for the years ended December 31, 2001 and 2000, respectively.

The Company evaluates segment performance on segment operating earnings, which excludes the effect of net realized capital gains and losses, as adjusted, and non-recurring events and transactions. Net realized capital gains, as adjusted, are net of tax, related changes in the amortization pattern of deferred policy acquisition costs, recognition of front-end fee revenues for sales charges on pension products and services, net realized capital gains credited to customers and certain market value adjustments to fee revenues. Segment operating revenues exclude net realized capital gains and their impact on recognition of front-end fee revenues. Segment operating earnings is determined by adjusting U.S. GAAP net income for net realized capital gains and losses, as adjusted, and non-recurring items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of the Company's results of operations by highlighting earnings attributable to the normal, recurring operations of the business. However, segment operating earnings are not a substitute for net income determined in accordance with U.S. GAAP.

In 2001, the Company excluded $31.1 million of non-recurring items, net of tax, from net income for the presentation of operating earnings. The non-recurring items included (1) the negative effects of (a) expenses related to the demutualization; (b) a cumulative effect of change in accounting principle related to the implementation of SFAS 133; and (c) an increase to a loss contingency reserve for sales practices litigation; and (2) the positive effect of investment income generated from the proceeds of the IPO.

In 2000, the Company excluded $101.0 million of non-recurring items, net of tax, from net income for the presentation of operating earnings. The non-recurring items included the negative effects of (a) a loss contingency reserve established for sales practices litigation; and (b) expenses related to the development of a plan of demutualization.

The accounting policies of the segments are similar to those as described in
Note 1, with the exception of capital allocation. The Company allocates capital to its segments based upon an internal capital model that allows management to more effectively manage the Company's capital.

The following table summarizes selected financial information by segment as of, or for the year ended, December 31 and reconciles segment totals to those reported in the consolidated financial statements (in millions):

                                   U.S. Asset       Life and
                                 Management and      Health      Mortgage      Corporate
                                  Accumulation     Insurance     Banking       and Other     Consolidated
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   2001
   Revenues:
     Operating revenues........    $  3,712.2      $  3,946.4   $   714.4      $   142.8      $  8,515.8
     Net realized capital
       losses..................        (248.6)          (62.2)        -           (181.9)         (492.7)
     Plus recognition of
       front-end fee revenues..           1.5             -           -              -               1.5
     Less capital gains
       distributed as market
       value adjustment........         (14.9)            -           -              -             (14.9)
     Plus investment income
       generated from IPO
       proceeds................           -               -           -              6.3             6.3
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   Revenues....................    $  3,450.2      $  3,884.2   $   714.4     $    (32.8)     $  8,016.0
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============

   Net income:
     Operating earnings (loss).   $     349.0     $     201.2  $     99.6     $     56.9     $     706.7
     Net realized capital
       losses, as adjusted.....        (164.7)          (33.8)        -           (110.0)         (308.5)
     Non-recurring items.......         (10.8)            0.1         -            (20.4)          (31.1)
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   Net income (loss)...........   $     173.5     $     167.5  $     99.6     $    (73.5)    $     367.1
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============
   Assets......................     $68,507.0       $10,776.2    $2,718.8       $1,568.6       $83,570.6
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============

   Other segment data:
     Revenues from external
       customers...............    $  3,416.9      $  3,888.3   $   714.4     $     (3.6)     $  8,016.0
     Intersegment revenues.....          33.3            (4.1)        -            (29.2)            -
     Interest expense..........           3.3             0.8         -             19.9            24.0
     Income tax expense
       (benefit)...............          (8.9)           86.2        62.5          (47.4)           92.4
     Amortization of goodwill
       and other intangibles...           3.4             4.1         0.8           (0.5)            7.8


                                   U.S. Asset       Life and
                                 Management and      Health      Mortgage      Corporate
                                  Accumulation     Insurance     Banking       and Other     Consolidated
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   2000
   Revenues:
     Operating revenues........     $  3,431.6     $  4,122.6   $   359.4      $   344.8       $  8,258.4
     Net realized capital gains
       (losses)................          (53.8)          70.8         -            134.8            151.8
     Plus recognition of
       front-end fee revenues..            0.9            -           -              -                0.9
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   Revenues....................     $  3,378.7     $  4,193.4   $   359.4      $   479.6       $  8,411.1
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============

   Net income:
     Operating earnings                                 162.3        49.8
       (loss)..................     $    349.0    $            $              $     80.6      $     641.7
     Net realized capital gains
       (losses), as adjusted...          (35.9)          47.3         -             89.5            100.9
     Non-recurring items.......            -              -           -           (101.0)          (101.0)
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   Net income (loss)...........    $     313.1    $     209.6  $     49.8     $     69.1      $     641.6
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============
   Assets......................      $65,756.3      $10,569.0    $1,556.3       $2,521.3        $80,402.9
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============

   Other segment data:
     Revenues from external
       customers...............     $  3,349.6     $  4,196.9   $   359.4      $   505.2       $  8,411.1
     Intersegment revenues.....           29.0           (3.5)        -            (25.5)             -
     Interest expense..........            7.0            2.5         -            (12.2)            (2.7)
     Income tax expense........           97.5          104.7        26.9           19.7            248.8
     Amortization of goodwill
       and other intangibles...            1.0            7.7         0.8            2.2             11.7



                                   U.S. Asset       Life and
                                 Management and      Health      Mortgage      Corporate
                                  Accumulation     Insurance     Banking       and Other     Consolidated
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   1999
   Revenues:
     Operating revenues........     $  3,404.5      $ 3,985.5   $   398.3      $   322.1      $  8,110.4
     Net realized capital gains
       (losses)................          (58.0)          16.0         -            498.6           456.6
     Less recognition of
       front-end fee revenues..           (1.0)           -           -              -              (1.0)
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   Revenues....................     $  3,345.5     $  4,001.5   $   398.3      $   820.7      $  8,566.0
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============

   Net income:
     Operating earnings                                   90.7       56.8
       (loss)..................    $     352.5    $            $               $   (10.7)    $     489.3
     Net realized capital gains
       (losses), as adjusted...          (35.4)          10.1         -            345.7           320.4
                                 ---------------- -------------------------- -------------- ---------------
   Net income (loss)...........    $     317.1    $     100.8  $     56.8      $   335.0     $     809.7
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============
   Assets......................      $65,058.5      $10,070.8    $1,737.7       $2,570.1       $79,437.1
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============

   Other segment data:
     Revenues from external
       customers...............     $  3,316.7     $  4,007.9   $   398.3      $   843.1      $  8,566.0
     Intersegment revenues.....           28.7           (6.4)        -            (22.3)            -
     Interest expense..........            2.1           (0.4)        -             28.6            30.3
     Income tax expense
       (benefit)...............          123.7           18.1        30.7          151.0           323.5
     Amortization of goodwill
       and other intangibles...            1.0            4.0         0.8            0.7             6.5

The Company operates in the U.S. and in selected markets internationally (including Chile, Mexico, Argentina and Hong Kong). The following table summarizes selected financial information by geographic location as of or for the year ended December 31 (in millions):

                                                        Long-lived
                                      Revenues            assets             Assets        Net income (loss)
                                  ----------------- -------------------------------------- ------------------
                                  ----------------- -------------------------------------- ------------------
   2001
   U.S.........................         $8,021.2            $552.8            $83,570.6          $388.7
   International...............             (5.2)              -                    -             (21.6)
                                  ----------------- -------------------------------------- ------------------
                                  ----------------- -------------------------------------- ------------------
   Total.......................         $8,016.0            $552.8            $83,570.6          $367.1
                                  ================= ====================================== ==================
                                  ================= ====================================== ==================

   2000
   U.S.........................         $8,174.2            $518.2            $79,719.1          $658.5
   International...............            236.9              47.1                683.8           (16.9)
                                  ----------------- -------------------------------------- ------------------
                                  ----------------- -------------------------------------- ------------------
   Total.......................         $8,411.1            $565.3            $80,402.9          $641.6
                                  ================= ====================================== ==================
                                  ================= ====================================== ==================

   1999
   U.S.........................         $8,293.8            $505.5            $78,087.3          $834.3
   International...............            272.2             104.9              1,349.8           (24.6)
                                  ----------------- -------------------------------------- ------------------
                                  ----------------- -------------------------------------- ------------------
   Total.......................         $8,566.0            $610.4            $79,437.1          $809.7
                                  ================= ====================================== ==================

Long-lived assets include property and equipment and goodwill and other intangibles.

The Company's operations are not materially dependent on one or a few customers, brokers or agents, and revenues, assets and operating earnings are attributed to geographic location based on the country of domicile the sales originate from.

18. Stock Compensation Plans

On May 21, 2001, PFG approved and adopted the Stock Incentive Plan, Board of Directors' Stock Plan ("Directors' Stock Plan") and Employee Stock Purchase Plan ("Stock Purchase Plan"). In addition, the Long Term Performance Plan was amended to utilize stock as an option for payment. The Plan of Conversion of Principal Mutual Holding Company for its demutualization restricts the ability to use stock as a form of payment for awards under the Long Term Performance Plan until at least six months following completion of the IPO.

Under the terms of the Stock Incentive Plan, grants may be non-qualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units and stock appreciation rights. On November 26, 2001, a one-time, grant of non-qualified stock options was made under the Stock Incentive Plan to essentially all employees, including career agents who are statutory employees.

The Stock Incentive Plan has options exercisable at November 26, 2004. Total options granted under this plan amounted to 3.7 million options in 2001. Options outstanding under the Stock Incentive Plan were granted at a price equal to the market value of PFG's common stock on the date of grant, cliff-vest after a three-year period for employees still employed or under contract and expire ten years after the grant date.

The Directors' Stock Plan provides for the grant of nonqualified stock options, restricted stock, or restricted stock units to PFG's non-employee directors. The total number of shares to be issued under this plan may not exceed 500,000 shares. Options granted under the Directors' Stock Plan have an exercise price equal to the fair market value of the common stock on the date of the grant and a term equal to the earlier of three years from the date the participant ceases to provide service or the tenth anniversary of the date the option was granted. Options vest quarterly over a one-year period unless services to PFG cease, at which time, all vesting stops. There were no options, shares of restricted stock, or restricted stock units granted under this plan in 2001.

PFG also maintains its Long Term Performance Plan, which provides the opportunity for eligible executives to share in the success of PFG, if specified minimum corporate performance objectives are achieved over a three-year period. In 2001, the Company recorded compensation expense of $11.1 million related to the plan.

Under PFG's Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG's common stock on a quarterly basis. The Stock Purchase Plan provides that eligible employees may contribute 10% of the employee's salary or a maximum of $10,000 to the plan during any year. Employees may purchase shares of PFG's common stock at a price equal to 85% of the share's fair market value as of the beginning or end of the quarter, whichever is lower. During 2001, employees purchased 320,406 shares under the Stock Purchase Plan at a price of 85% of the share's fair market value of $22.33 per share.

Pursuant to SFAS No. 123, Accounting for Stock-Based Compensation, PFG has elected to account for its stock option and stock purchase plans under the provisions of ABP Opinion No. 25, Accounting for Stock Issued to Employees, and, accordingly, employee options and stock purchases were excluded from compensation expense. However, compensation expense has been recognized for stock option awards issued to career agents using the fair value method as prescribed in FASB Interpretation No. 44, Accounting for Certain Transactions Involving Stock Compensation - An Interpretation of APB Opinion No. 25. In 2001, the Company recorded compensation expense of $13,570 related to the plan. If PFG had adopted the fair value method of SFAS No. 123, the impact on the Company's results of operations would not have been significant.

19. Subsequent Event

On February 1, 2002, the Company sold its remaining stake of 15.1 million shares in Coventry Health Care, Inc. common stock and a warrant, exercisable for approximately 3.1 million shares of Coventry common stock. Total estimated proceeds from the completion of this transaction are $325.2 million and the Company will recognize an estimated net realized capital gain of $183.1 million during the first quarter of 2002.

20. Quarterly Results of Operations (Unaudited)

The following is a summary of unaudited quarterly results of operations for 2001 and 2000:

                                                    For the three months ended during 2001
                                         March 31          June 30        September 30      December 31
                                     ----------------- ---------------- ----------------- -----------------
                                     ----------------------------------------------------------------------
                                                                 (in millions)

   Premiums and other considerations     $1,035.7          $   827.8         $1,071.0         $   861.2
   Net investment income............        816.3              797.6            779.9             816.9
   Net realized capital gains
     (losses).......................        (72.5)             (97.6)           (79.7)           (242.9)
   Total revenue....................      2,115.3            1,888.6          2,148.1           1,864.0

   Benefits, claims, and settlement
     expenses.......................      1,351.9            1,165.4          1,398.6           1,176.5
   Income before taxes and
     cumulative effect of
     accounting change..............        162.5              146.8            148.7              12.2
   Cumulative effect of
     accounting change..............        (10.7)               -                -                 -
   Net income.......................        120.7              115.8            113.7              16.9



                                                    For the three months ended during 2000
                                         March 31          June 30        September 30      December 31
                                     ----------------- ---------------- ----------------- -----------------
                                     ----------------------------------------------------------------------
                                                                 (in millions)

   Premiums and other considerations      $1,014.4         $   978.3       $   876.3          $1,060.3
   Net investment income............         788.2             760.4           754.6             812.3
   Net realized capital gains
     (losses).......................          81.3             (37.0)           46.5              61.0
   Total revenue....................       2,185.4           1,989.8         2,002.8           2,233.1

   Benefits, claims, and
     settlement expenses............       1,319.7           1,311.5         1,151.4           1,364.5
   Income before taxes and
     cumulative effect of
     accounting change..............         306.3              70.9           254.0             259.2
   Cumulative effect of
     accounting change..............           -                 -               -                 -
   Net income.......................         211.3              51.0           190.4             188.9


                                       48

                                     APPENDIX A

                ILLUSTRATIONS OF POLICY VALUES AND DEATH BENEFITS

The following illustrations have been prepared to help show how values under the Policies change with investment performance and differing death benefit options. The illustrations show how death benefits and values would vary over time if the return on assets held by the Accounts were uniform, gross, after tax, annual rates of 0%, 4%, 8% and 12%. The death benefits and values would be different from those shown if the return averaged 0%, 4%, 8% and 12%, but fluctuated above and below those averages during individual years. Both Death Benefit Option 1 and Death Benefit Option 2 are illustrated.

The four illustrations set out show hypothetical policies issued to males age 35 in the non-smoker rating classification. The Policies are illustrated on the basis of $1,000 planned periodic annual premium and a face amount at issue of $100,000. The first and third illustrations show the selection of Death Benefit Option 1; the second and fourth, Death Benefit Option 2.

The illustrations reflect all of the contract charges. Each illustration reflects the surrender charges and the premium expense charge which consists of a 5% sales load and a charge for state premium taxes of 2%. The first two illustrations reflect the Company's current administration charge of $4.75 per month and current cost of insurance charges which are lower than the guaranteed maximum cost of insurance charges based on the 1980 CS0 Mortality Table. The third and fourth illustrations reflect the guaranteed maximum administration charge of $5 per month and the guaranteed maximum cost of insurance charges.

The amounts shown for death benefits and values in all four illustrations reflect the fact that the net investment return on the assets held by the Divisions of the Separate Account is lower than the gross return. This is because deductions are made from the gross return to reflect the daily charge made to the Separate Account for assuming mortality and expense risks; the daily investment advisory fees incurred by the Accounts; and the direct operating expenses of the Accounts. The charge for mortality and expense risks reflected in the first two illustrations is the Company's current charge which is at an annual rate of 0.75% of the average daily assets of the Divisions. The third and fourth illustrations reflect the guaranteed mortality and expense risk charge which is at an annual rate of 0.90%. In addition, the illustrations reflect the average of fees and expenses of the Investment Accounts available through the Policy during the fiscal year ending December 31, 2001. The Manager of certain Investment Accounts has agreed to reimburse operating expenses, if necessary, to limit total operating expenses for those Investment Accounts during the year ending December 31, 2001. More information about the expense reimbursements can be found in the prospectuses for the underlying mutual fund which accompany this prospectus. There is no assurance that the fee reimbursement program will continue beyond 2001. In the future, fees and expenses of the Accounts may be more or less than those shown. Such changes would make the operating expenses actually incurred by an Account differ from the average rate used in the illustrations.

The four illustrations are based on the assumption that payments are made in accordance with a $1,000 annual planned periodic premium schedule, that no changes in death benefit option or face amount are made, and that no policy loans or surrenders occur. Upon request, the Company will prepare a comparable illustration reflecting the proposed insured's actual age, sex, risk classification and desired policy features.


                                      PRINCIPAL LIFE INSURANCE COMPANY
                                             FLEX VARIABLE LIFE
PLANNED PREMIUM $1,000                     MALE AGE 35 NON-SMOKER                                  Initial Face Amount $100,000
                                          ASSUMING CURRENT CHARGES                                 Death Benefit Option 1


--------------------------------------------------------------------------------------------------------------

                                                   Death Benefit (2)
                                              Assuming Hypothetical Gross
                                              Annual Investment Return of
                                    --------------------------------------------------------------------

   End of       Accumulated               0%               4%               8%                12%
    Year        Premiums (1)         (-1.65% Net)     (2.35% Net)      (6.35% Net)       (10.35% Net)
--------------  -----------------   ---------------  ---------------  ---------------   ----------------
      1                1,050           100,000          100,000          100,000            100,000
      2                2,153           100,000          100,000          100,000            100,000
      3                3,310           100,000          100,000          100,000            100,000
      4                4,526           100,000          100,000          100,000            100,000
      5                5,802           100,000          100,000          100,000            100,000
      6                7,142           100,000          100,000          100,000            100,000
      7                8,549           100,000          100,000          100,000            100,000
      8               10,027           100,000          100,000          100,000            100,000
      9               11,578           100,000          100,000          100,000            100,000
     10               13,207           100,000          100,000          100,000            100,000
     11               14,917           100,000          100,000          100,000            100,000
     12               16,713           100,000          100,000          100,000            100,000
     13               18,599           100,000          100,000          100,000            100,000
     14               20,579           100,000          100,000          100,000            100,000
     15               22,657           100,000          100,000          100,000            100,000
     16               24,840           100,000          100,000          100,000            100,000
     17               27,132           100,000          100,000          100,000            100,000
     18               29,539           100,000          100,000          100,000            100,000
     19               32,066           100,000          100,000          100,000            100,000
     20               34,719           100,000          100,000          100,000            100,000
 30(Age 65)           69,761           100,000          100,000          100,000            147,587

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12% over a period of years, but also fluctuated above or below the average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12%, but varied above of below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over an period of time.

                                                     PRINCIPAL LIFE INSURANCE COMPANY
                                                          FLEX VARIABLE LIFE
PLANNED PREMIUM $1,000                                  MALE AGE 35 NON-SMOKER                     Initial Face Amount $100,000
                                                        ASSUMING CURRENT CHARGES                   Death Benefit Option 1


--------------------------------------------------------------------------------------------------------------

                                                 Accumulated Value (2)
                                              Assuming Hypothetical Gross
                                              Annual Investment Return of
                                      ------------------------------------------------------------------

   End of       Accumulated                0%              4%               8%               12%
    Year        Premiums (1)           (-1.65% Net)    (2.35% Net)      (6.35% Net)      (10.35% Net)
--------------  -----------------     ------------------------------   --------------  -----------------
      1              1,050                690             722              754                786
      2              2,153              1,361           1,453            1,547              1,644
      3              3,310              2,011           2,190            2,379              2,578
      4              4,526              2,639           2,933            3,251              3,596
      5              5,802              3,244           3,681            4,166              4,706
      6              7,142              3,825           4,431            5,123              5,915
      7              8,549              4,380           5,183            6,124              7,232
      8             10,027              4,910           5,936            7,173              8,668
      9             11,578              5,413           6,689            8,270             10,235
     10             13,207              5,891           7,443            9,421             11,948
     11             14,917              6,348           8,203           10,632             13,827
     12             16,713              6,783           8,966           11,907             15,888
     13             18,599              7,195           9,732           13,250             18,150
     14             20,579              7,584          10,501           14,664             20,635
     15             22,657              7,949          11,273           16,154             23,366
     16             24,840              8,289          12,045           17,724             26,370
     17             27,132              8,604          12,818           19,379             29,675
     18             29,539              8,890          13,587           21,123             33,313
     19             32,066              9,148          14,354           22,961             37,321
     20             34,719              9,377          15,118           24,902             41,741
 30(Age 65)         69,761              9,158          21,701           51,328            120,973

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12% over a period of years, but also fluctuated above or below the average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12%, but varied above of below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over an period of time.

                                                 PRINCIPAL LIFE INSURANCE COMPANY
                                                      FLEX VARIABLE LIFE
PLANNED PREMIUM $1,000                              MALE AGE 35 NON-SMOKER                         Initial Face Amount $100,000
                                                   ASSUMING CURRENT CHARGES                        Death Benefit Option 1


--------------------------------------------------------------------------------------------------------
                                                  Surrender Value (2)
                                              Assuming Hypothetical Gross
                                              Annual Investment Return of
                                      ------------------------------------------------------------------

   End of       Accumulated                0%              4%               8%               12%
    Year        Premiums (1)           (-1.65% Net)    (2.35% Net)      (6.35% Net)      (10.35% Net)
--------------  -----------------     ------------------------------   --------------  -----------------
      1              1,050                363             395              427                459
      2              2,153              1,034           1,126            1,220              1,317
      3              3,310              1,684           1,863            2,052              2,251
      4              4,526              2,353           2,647            2,965              3,310
      5              5,802              2,999           3,435            3,920              4,461
      6              7,142              3,620           4,227            4,918              5,710
      7              8,549              4,217           5,019            5,961              7,068
      8             10,027              4,787           5,814            7,050              8,545
      9             11,578              5,331           6,607            8,188             10,153
     10             13,207              5,850           7,403            9,380             11,907
     11             14,917              6,348           8,203           10,632             13,827
     12             16,713              6,783           8,966           11,907             15,888
     13             18,599              7,195           9,732           13,250             18,150
     14             20,579              7,584          10,501           14,664             20,635
     15             22,657              7,949          11,273           16,154             23,366
     16             24,840              8,289          12,045           17,724             26,370
     17             27,132              8,604          12,818           19,379             29,675
     18             29,539              8,890          13,587           21,123             33,313
     19             32,066              9,148          14,354           22,961             37,321
     20             34,719              9,377          15,118           24,902             41,741
 30(Age 65)         69,761              9,158          21,701           51,328            120,973

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12% over a period of years, but also fluctuated above or below the average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12%, but varied above of below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over an period of time.

                                                    PRINCIPAL LIFE INSURANCE COMPANY
                                                          FLEX VARIABLE LIFE
PLANNED PREMIUM $1,000                                  MALE AGE 35 NON-SMOKER                     Initial Face Amount $100,000
                                                        ASSUMING CURRENT CHARGES                   Death Benefit Option 2

-------------------------------------------------------------------------------------------------------------

                                                   Death Benefit (2)
                                              Assuming Hypothetical Gross
                                              Annual Investment Return of
                                    --------------------------------------------------------------------

   End of       Accumulated               0%               4%               8%                12%
    Year        Premiums (1)         (-1.65% Net)     (2.35% Net)      (6.35% Net)       (10.35% Net)
--------------  -----------------   ---------------  ---------------  ---------------   ----------------
      1               1,050           100,689          100,721          100,752            100,784
      2               2,153           101,357          101,449          101,542            101,639
      3               3,310           102,003          102,181          102,369            102,567
      4               4,526           102,625          102,918          103,234            103,577
      5               5,802           103,223          103,657          104,138            104,674
      6               7,142           103,795          104,395          105,081            105,865
      7               8,549           104,339          105,133          106,064            107,158
      8              10,027           104,856          105,868          107,088            108,563
      9              11,578           105,343          106,599          108,155            110,089
     10              13,207           105,803          107,328          109,269            111,749
     11              14,917           106,240          108,057          110,435            113,562
     12              16,713           106,652          108,785          111,656            115,539
     13              18,599           107,040          109,511          112,934            117,699
     14              20,579           107,401          110,234          114,271            120,058
     15              22,657           107,736          110,953          115,670            122,635
     16              24,840           108,044          111,665          117,133            125,451
     17              27,132           108,322          112,369          118,663            128,527
     18              29,539           108,569          113,062          120,259            131,888
     19              32,066           108,784          113,743          121,927            135,560
     20              34,719           108,967          114,410          123,668            139,576
 30(Age 65)          69,761           108,036          119,065          145,024            206,949

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12% over a period of years, but also fluctuated above or below the average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12%, but varied above of below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over an period of time.

                                                    PRINCIPAL LIFE INSURANCE COMPANY
                                                          FLEX VARIABLE LIFE
PLANNED PREMIUM $1,000                                  MALE AGE 35 NON-SMOKER                     Initial Face Amount $100,000
                                                        ASSUMING CURRENT CHARGES                   Death Benefit Option 2
-------------------------------------------------------------------------------------------------------------

                                                 Accumulated Value (2)
                                              Assuming Hypothetical Gross
                                              Annual Investment Return of
                                      ------------------------------------------------------------------

   End of       Accumulated                0%              4%               8%               12%
    Year        Premiums (1)           (-1.65% Net)    (2.35% Net)      (6.35% Net)      (10.35% Net)
--------------  -----------------     ------------------------------   --------------  -----------------
      1             1,050                689             721              752                784
      2             2,153              1,357           1,449            1,542              1,639
      3             3,310              2,003           2,181            2,369              2,567
      4             4,526              2,625           2,918            3,234              3,577
      5             5,802              3,223           3,657            4,138              4,674
      6             7,142              3,795           4,395            5,081              5,865
      7             8,549              4,339           5,133            6,064              7,158
      8            10,027              4,856           5,868            7,088              8,563
      9            11,578              5,343           6,599            8,155             10,089
     10            13,207              5,803           7,328            9,269             11,749
     11            14,917              6,240           8,057           10,435             13,562
     12            16,713              6,652           8,785           11,656             15,539
     13            18,599              7,040           9,511           12,934             17,699
     14            20,579              7,401          10,234           14,271             20,058
     15            22,657              7,736          10,953           15,670             22,635
     16            24,840              8,044          11,665           17,133             25,451
     17            27,132              8,322          12,369           18,663             28,527
     18            29,539              8,569          13,062           20,259             31,888
     19            32,066              8,784          13,743           21,927             35,560
     20            34,719              8,967          14,410           23,668             39,576
 30(Age 65)        69,761              8,036          19,065           45,024            106,949

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12% over a period of years, but also fluctuated above or below the average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12%, but varied above of below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over an period of time.

                                                    PRINCIPAL LIFE INSURANCE COMPANY
                                                          FLEX VARIABLE LIFE
PLANNED PREMIUM $1,000                                  MALE AGE 35 NON-SMOKER                     Initial Face Amount $100,000
                                                        ASSUMING CURRENT CHARGES                   Death Benefit Option 2
-----------------------------------------------------------------------------------------------------------------

                                                  Surrender Value (2)
                                              Assuming Hypothetical Gross
                                              Annual Investment Return of
                                          ------------------------------------------------------------------

   End of       Accumulated                    0%              4%               8%               12%
    Year        Premiums (1)               (-1.65% Net)    (2.35% Net)      (6.35% Net)      (10.35% Net)
--------------  -----------------         ------------------------------   --------------  -----------------
      1            1,050                    362             394              425                457
      2            2,153                  1,030           1,122            1,215              1,312
      3            3,310                  1,676           1,854            2,042              2,240
      4            4,526                  2,339           2,631            2,948              3,291
      5            5,802                  2,978           3,411            3,893              4,429
      6            7,142                  3,591           4,191            4,876              5,661
      7            8,549                  4,176           4,969            5,900              6,995
      8           10,027                  4,733           5,746            6,966              8,440
      9           11,578                  5,261           6,518            8,074             10,007
     10           13,207                  5,763           7,287            9,228             11,708
     11           14,917                  6,240           8,057           10,435             13,562
     12           16,713                  6,652           8,785           11,656             15,539
     13           18,599                  7,040           9,511           12,934             17,699
     14           20,579                  7,401          10,234           14,271             20,058
     15           22,657                  7,736          10,953           15,670             22,635
     16           24,840                  8,044          11,665           17,133             25,451
     17           27,132                  8,322          12,369           18,663             28,527
     18           29,539                  8,569          13,062           20,259             31,888
     19           32,066                  8,784          13,743           21,927             35,560
     20           34,719                  8,967          14,410           23,668             39,576
 30(Age 65)       69,761                  8,036          19,065           45,024            106,949

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12% over a period of years, but also fluctuated above or below the average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12%, but varied above of below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over an period of time.

                                            PRINCIPAL LIFE INSURANCE COMPANY
                                               FLEX VARIABLE LIFE
PLANNED PREMIUM $1,000                       MALE AGE 35 NON-SMOKER                                Initial Face Amount $100,000
                                           ASSUMING GUARANTEED CHARGES                             Death Benefit Option 1


------------------------------------------------------------------------------------------------------------

                                                    Death Benefit (2)
                                               Assuming Hypothetical Gross
                                              Annual Investment Return of
                                    --------------------------------------------------------------------

   End of       Accumulated               0%               4%               8%                12%
    Year        Premiums (1)         (-1.80% Net)     (2.20% Net)      (6.20% Net)       (10.20% Net)
--------------  -----------------   ---------------  ---------------  ---------------   ----------------
      1              1,050           100,000          100,000          100,000            100,000
      2              2,153           100,000          100,000          100,000            100,000
      3              3,310           100,000          100,000          100,000            100,000
      4              4,526           100,000          100,000          100,000            100,000
      5              5,802           100,000          100,000          100,000            100,000
      6              7,142           100,000          100,000          100,000            100,000
      7              8,549           100,000          100,000          100,000            100,000
      8             10,027           100,000          100,000          100,000            100,000
      9             11,578           100,000          100,000          100,000            100,000
     10             13,207           100,000          100,000          100,000            100,000
     11             14,917           100,000          100,000          100,000            100,000
     12             16,713           100,000          100,000          100,000            100,000
     13             18,599           100,000          100,000          100,000            100,000
     14             20,579           100,000          100,000          100,000            100,000
     15             22,657           100,000          100,000          100,000            100,000
     16             24,840           100,000          100,000          100,000            100,000
     17             27,132           100,000          100,000          100,000            100,000
     18             29,539           100,000          100,000          100,000            100,000
     19             32,066           100,000          100,000          100,000            100,000
     20             34,719           100,000          100,000          100,000            100,000
 30(Age 65)         69,761           100,000          100,000          100,000            134,933

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12% over a period of years, but also fluctuated above or below the average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12%, but varied above of below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over an period of time.

                                              PRINCIPAL LIFE INSURANCE COMPANY
                                                   FLEX VARIABLE LIFE
PLANNED PREMIUM $1,000                            MALE AGE 35 NON-SMOKER                           Initial Face Amount $100,000
                                                 ASSUMING GUARANTEED CHARGES                       Death Benefit Option 1


------------------------------------------------------------------------------------------------------------

                                                 Accumulated Value (2)
                                              Assuming Hypothetical Gross
                                              Annual Investment Return of
                                        ------------------------------------------------------------------

   End of       Accumulated                  0%              4%               8%               12%
    Year        Premiums (1)             (-1.80% Net)    (2.20% Net)      (6.20% Net)      (10.20% Net)
--------------  -----------------       ------------------------------   --------------  -----------------
      1               1,050                  684             716              747                779
      2               2,153                1,348           1,439            1,532              1,628
      3               3,310                1,990           2,167            2,354              2,552
      4               4,526                2,610           2,900            3,215              3,556
      5               5,802                3,206           3,636            4,116              4,650
      6               7,142                3,776           4,373            5,057              5,838
      7               8,549                4,321           5,110            6,040              7,131
      8              10,027                4,840           5,847            7,067              8,538
      9              11,578                5,331           6,582            8,139             10,070
     10              13,207                5,793           7,313            9,259             11,739
     11              14,917                6,225           8,038           10,426             13,556
     12              16,713                6,624           8,756           11,642             15,538
     13              18,599                6,990           9,464           12,910             17,699
     14              20,579                7,321          10,160           14,231             20,058
     15              22,657                7,614          10,842           15,607             22,634
     16              24,840                7,867          11,504           17,038             25,449
     17              27,132                8,073          12,143           18,524             28,525
     18              29,539                8,228          12,751           20,063             31,888
     19              32,066                8,325          13,322           21,656             35,567
     20              34,719                8,358          13,849           23,302             39,596
 30(Age 65)          69,761                3,413          14,658           42,775            110,601

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12% over a period of years, but also fluctuated above or below the average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12%, but varied above of below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over an period of time.

                                        PRINCIPAL LIFE INSURANCE COMPANY
                                            FLEX VARIABLE LIFE
PLANNED PREMIUM $1,000                    MALE AGE 35 NON-SMOKER                                   Initial Face Amount $100,000
                                          ASSUMING GUARANTEED CHARGES                              Death Benefit Option 1
------------------------------------------------------------------------------------------------------------
                                                  Surrender Value (2)
                                              Assuming Hypothetical Gross
                                              Annual Investment Return of
                                      ------------------------------------------------------------------
   End of       Accumulated                0%              4%               8%               12%
    Year        Premiums (1)           (-1.80% Net)    (2.20% Net)      (6.20% Net)      (10.20% Net)
--------------  -----------------     ------------------------------   --------------  -----------------
      1             1,050                357             389              420                452
      2             2,153              1,021           1,112            1,205              1,301
      3             3,310              1,663           1,840            2,027              2,225
      4             4,526              2,324           2,614            2,929              3,270
      5             5,802              2,961           3,390            3,871              4,404
      6             7,142              3,572           4,168            4,852              5,634
      7             8,549              4,158           4,947            5,876              6,967
      8            10,027              4,717           5,724            6,944              8,415
      9            11,578              5,249           6,500            8,058              9,988
     10            13,207              5,752           7,272            9,218             11,698
     11            14,917              6,225           8,038           10,426             13,556
     12            16,713              6,624           8,756           11,642             15,538
     13            18,599              6,990           9,464           12,910             17,699
     14            20,579              7,321          10,160           14,231             20,058
     15            22,657              7,614          10,842           15,607             22,634
     16            24,840              7,867          11,504           17,038             25,449
     17            27,132              8,073          12,143           18,524             28,525
     18            29,539              8,228          12,751           20,063             31,888
     19            32,066              8,325          13,322           21,656             35,567
     20            34,719              8,358          13,849           23,302             39,596
 30(Age 65)        69,761              3,413          14,658           42,775            110,601

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12% over a period of years, but also fluctuated above or below the average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12%, but varied above of below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over an period of time.

                                           PRINCIPAL LIFE INSURANCE COMPANY
                                              FLEX VARIABLE LIFE
PLANNED PREMIUM $1,000                      MALE AGE 35 NON-SMOKER                                 Initial Face Amount $100,000
                                           ASSUMING GUARANTEED CHARGES                             Death Benefit Option 2


                                                   Death Benefit (2)
                                              Assuming Hypothetical Gross
                                              Annual Investment Return of
                                    --------------------------------------------------------------------

   End of       Accumulated               0%               4%               8%                12%
    Year        Premiums (1)         (-1.85% Net)     (2.20% Net)      (6.20% Net)       (10.20% Net)
--------------  -----------------   ---------------  ---------------  ---------------   ----------------
      1              1,050           100,683          100,714          100,746            100,778
      2              2,153           101,344          101,435          101,528            101,623
      3              3,310           101,982          102,158          102,344            102,541
      4              4,526           102,596          102,884          103,198            103,537
      5              5,802           103,185          103,612          104,088            104,618
      6              7,142           103,747          104,337          105,015            105,788
      7              8,549           104,280          105,061          105,979            107,057
      8             10,027           104,786          105,780          106,983            108,433
      9             11,578           105,262          106,493          108,025            109,925
     10             13,207           105,706          107,199          109,108            111,541
     11             14,917           106,117          107,893          110,229            113,291
     12             16,713           106,493          108,574          111,389            115,187
     13             18,599           106,832          109,239          112,589            117,241
     14             20,579           107,133          109,885          113,827            119,466
     15             22,657           107,392          110,508          115,104            121,875
     16             24,840           107,607          111,103          116,415            124,482
     17             27,132           107,771          111,664          117,758            127,301
     18             29,539           107,878          112,181          119,126            130,344
     19             32,066           107,923          112,647          120,514            133,626
     20             34,719           107,898          113,054          121,914            137,163
 30(Age 65)         69,761           102,177          111,395          134,463            191,076

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12% over a period of years, but also fluctuated above or below the average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12%, but varied above of below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over an period of time.

                                           PRINCIPAL LIFE INSURANCE COMPANY
                                              FLEX VARIABLE LIFE
PLANNED PREMIUM $1,000                      MALE AGE 35 NON-SMOKER                                 Initial Face Amount $100,000
                                           ASSUMING GUARANTEED CHARGES                             Death Benefit Option 2

                                                  Accumulated Value (2)
                                               Assuming Hypothetical Gross
                                               Annual Investment Return of
                                        ------------------------------------------------------------------

   End of       Accumulated                  0%              4%               8%               12%
    Year        Premiums (1)             (-1.85% Net)    (2.20% Net)      (6.20% Net)      (10.20% Net)
--------------  -----------------       ------------------------------   --------------  -----------------
      1             1,050                  683             714              746                778
      2             2,153                1,344           1,435            1,528              1,623
      3             3,310                1,982           2,158            2,344              2,541
      4             4,526                2,596           2,884            3,198              3,537
      5             5,802                3,185           3,612            4,088              4,618
      6             7,142                3,747           4,337            5,015              5,788
      7             8,549                4,280           5,061            5,979              7,057
      8            10,027                4,786           5,780            6,983              8,433
      9            11,578                5,262           6,493            8,025              9,925
     10            13,207                5,706           7,199            9,108             11,541
     11            14,917                6,117           7,893           10,229             13,291
     12            16,713                6,493           8,574           11,389             15,187
     13            18,599                6,832           9,239           12,589             17,241
     14            20,579                7,133           9,885           13,827             19,466
     15            22,657                7,392          10,508           15,104             21,875
     16            24,840                7,607          11,103           16,415             24,482
     17            27,132                7,771          11,664           17,758             27,301
     18            29,539                7,878          12,181           19,126             30,344
     19            32,066                7,923          12,647           20,514             33,626
     20            34,719                7,898          13,054           21,914             37,163
 30(Age 65)        69,761                2,177          11,395           34,463             91,076

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12% over a period of years, but also fluctuated above or below the average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12%, but varied above of below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over an period of time.

                                           PRINCIPAL LIFE INSURANCE COMPANY
                                              FLEX VARIABLE LIFE
PLANNED PREMIUM $1,000                      MALE AGE 35 NON-SMOKER                                 Initial Face Amount $100,000
                                           ASSUMING GUARANTEED CHARGES                             Death Benefit Option 2

                                                  Surrender Value (2)
                                              Assuming Hypothetical Gross
                                              Annual Investment Return of
                                          ------------------------------------------------------------------

   End of       Accumulated                    0%              4%               8%               12%
    Year        Premiums (1)               (-1.85% Net)    (2.20% Net)      (6.20% Net)      (10.20% Net)
--------------  -----------------         ------------------------------   --------------  -----------------
      1              1,050                    356             387              419                451
      2              2,153                  1,017           1,108            1,201              1,296
      3              3,310                  1,655           1,831            2,017              2,214
      4              4,526                  2,310           2,598            2,911              3,251
      5              5,802                  2,940           3,366            3,843              4,372
      6              7,142                  3,542           4,133            4,810              5,584
      7              8,549                  4,117           4,897            5,816              6,894
      8             10,027                  4,663           5,657            6,860              8,311
      9             11,578                  5,180           6,411            7,944              9,843
     10             13,207                  5,665           7,158            9,067             11,500
     11             14,917                  6,117           7,893           10,229             13,291
     12             16,713                  6,493           8,574           11,389             15,187
     13             18,599                  6,832           9,239           12,589             17,241
     14             20,579                  7,133           9,885           13,827             19,466
     15             22,657                  7,392          10,508           15,104             21,875
     16             24,840                  7,607          11,103           16,415             24,482
     17             27,132                  7,771          11,664           17,758             27,301
     18             29,539                  7,878          12,181           19,126             30,344
     19             32,066                  7,923          12,647           20,514             33,626
     20             34,719                  7,898          13,054           21,914             37,163
 30(Age 65)         69,761                  2,177          11,395           34,463             91,076

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loans have been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12% over a period of years, but also fluctuated above or below the average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8%, or 12%, but varied above of below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over an period of time.